GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 68.9%
Angola – 1.5%
Angolan Government International Bonds (B-/B3)
	$1,840,000	8.750	%(a)	04/14/32	$ 1,547,330
	250,000	8.750		04/14/32	210,235
Republic of Angola (B-/B3)
	1,940,000	8.000		11/26/29	1,641,240
	740,000	9.125		11/26/49	569,445
Republic of Angola (NR/B3)
	910,000	9.500		11/12/25	886,267
	1,730,000	8.250		05/09/28	1,532,555
	2,870,000	8.250	(a)	05/09/28	2,542,447

					8,929,519

Argentina(b) – 1.4%
Republic of Argentina (CCC-/NR)
EUR	120,088	0.500		07/09/29	36,298
	$1,479,348	1.000		07/09/29	479,812
	2,174,677	0.500	(c)	07/09/30	721,275
	16,645,877	1.500	(c)	07/09/35	4,984,941
	2,130,000	3.875	(c)	01/09/38	747,587
	4,514,455	3.500	(c)	07/09/41	1,443,633

					8,413,546

Azerbaijan – 0.4%
Republic of Azerbaijan (NR/Ba1u)
	2,510,000	3.500		09/01/32	2,143,816

Bahrain – 2.2%
Bahrain Government International Bonds (B+/NR)
	2,160,000	4.250		01/25/28	1,987,005
CBB International Sukuk Programme Co. SPC (B+/B2u)
	2,670,000	3.950	(a)	09/16/27	2,488,974
Kingdom of Bahrain (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,539,430
	1,320,000	5.625	(a)	09/30/31	1,217,027
	680,000	5.450		09/16/32	605,683
	820,000	5.450	(a)	09/16/32	730,382
Kingdom of Bahrain (B+/NR)
	1,950,000	4.250	(a)	01/25/28	1,793,824
	2,390,000	6.750		09/20/29	2,365,646
	1,230,000	5.250		01/25/33	1,069,264

					13,797,235

Benin – 0.3%
Benin Government International Bond (B+/NR)
EUR	970,000	4.875		01/19/32	801,088
Benin Government International Bond (B+/NR)
	1,620,000	4.875	(a)	01/19/32	1,337,900

					2,138,988

Brazil – 1.2%
Brazil Government International Bonds (NR/NR)
	$2,220,000	6.000		10/20/33	2,191,140
Republic of Brazil (BB-/Ba2)
	1,635,000	3.875		06/12/30	1,447,858

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – (continued)
Republic of Brazil (BB-/Ba2) – (continued)
$5,280,000	4.750	%(b)	01/14/50	$ 3,885,077

				7,524,075

Cayman Islands(a) – 0.4%
KSA Sukuk Ltd. (NR/A1)
2,170,000	5.268		10/25/28	2,211,100

Chile(b) – 1.9%
Republic of Chile (A/A2)
2,840,000	3.500		01/31/34	2,495,025
1,240,000	4.340		03/07/42	1,100,128
390,000	3.500		01/25/50	292,325
2,960,000	4.000		01/31/52	2,406,450
280,000	5.330		01/05/54	277,472
2,840,000	3.100		01/22/61	1,845,801
5,100,000	3.250		09/21/71	3,294,294

				11,711,495

Colombia(b) – 3.2%
Republic of Colombia (BB+/Baa2)
480,000	3.875		04/25/27	434,530
1,990,000	4.500		03/15/29	1,743,678
6,080,000	3.000		01/30/30	4,737,050
5,130,000	3.125		04/15/31	3,874,535
1,300,000	3.250		04/22/32	958,880
1,010,000	8.000		04/20/33	1,026,917
1,750,000	7.500		02/02/34	1,710,817
920,000	5.625		02/26/44	684,397
1,660,000	5.000		06/15/45	1,151,293
2,860,000	4.125		05/15/51	1,708,364
3,260,000	3.875		02/15/61	1,821,916

				19,852,377

Costa Rica – 0.9%
Costa Rica Government International Bonds (B+/B2)
4,383,000	6.550	(a)(b)	04/03/34	4,391,328
Republic of Costa Rica (B+/B2)
880,000	6.125		02/19/31	872,810
470,000	5.625		04/30/43	402,790

				5,666,928

Dominican Republic – 2.5%
Dominican Republic (BB/Ba3)
450,000	6.875		01/29/26	453,051
1,310,000	5.950		01/25/27	1,280,944
1,500,000	8.625		04/20/27	1,559,835
1,640,000	5.500	(a)(b)	02/22/29	1,535,844
3,290,000	4.500	(a)	01/30/30	2,875,394
199,000	6.850		01/27/45	180,147
2,300,000	6.500	(a)	02/15/48	1,986,901
360,000	6.400	(a)	06/05/49	305,705
3,540,000	5.875		01/30/60	2,730,190
Dominican Republic International Bonds (BB/Ba3)
390,000	4.500		01/30/30	340,852

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic International Bonds (BB/Ba3) – (continued)
	$2,020,000	7.050	%(a)(b)	02/03/31	$ 2,012,162

					15,261,025

Ecuador – 1.2%
Republic of Ecuador (B-/NR)
	3,532,360	0.000	(a)(d)	07/31/30	1,010,149
	1,620,000	0.000	(d)	07/31/30	463,272
	993,040	5.500	(a)(c)	07/31/30	478,079
	3,840,000	5.500	(c)	07/31/30	1,848,691
	7,028,455	2.500	(a)(c)	07/31/35	2,426,785
	3,320,000	1.500	(c)	07/31/40	1,025,216

					7,252,192

Egypt – 1.7%
Egypt Government International Bonds (B/B3u)
	280,000	7.600		03/01/29	180,404
	1,280,000	7.053		01/15/32	723,136
Republic of Egypt (B/B3)
	750,000	5.800		09/30/27	496,763
	3,473,000	5.875		02/16/31	1,905,218
	1,430,000	7.300		09/30/33	784,112
	1,480,000	7.500		02/16/61	737,736
Republic of Egypt (B/B3u)
	3,020,000	7.625	(a)	05/29/32	1,749,909
	2,200,000	8.700		03/01/49	1,178,804
	1,870,000	8.875	(a)	05/29/50	1,003,423
	2,760,000	8.875		05/29/50	1,480,988
Republic of Egypt (B/NR)
EUR	139,000	6.375		04/11/31	83,691
	670,000	6.375	(a)	04/11/31	403,401

					10,727,585

El Salvador – 1.2%
El Salvador Government International Bonds (CCC+/Caa3u)
	$220,000	8.625		02/28/29	145,200
	610,000	7.650		06/15/35	358,558
Republic of El Salvador (CCC+/Caa3u)
	1,928,000	5.875		01/30/25	1,707,803
	580,000	6.375		01/18/27	399,423
	710,000	8.250		04/10/32	452,724
	2,800,000	7.625		02/01/41	1,582,000
	830,000	7.125	(b)	01/20/50	458,650
	2,260,000	9.500	(a)(b)	07/15/52	1,414,828
	1,440,000	9.500	(b)	07/15/52	901,483

					7,420,669

Ethiopia – 0.1%
Ethiopia International Bond (CCC/Caa2)
	940,000	6.625		12/11/24	644,389

Gabon – 0.2%
Gabon Government International Bonds (NR/Caa1)
	240,000	7.000	(a)(b)	11/24/31	190,365
Republic of Gabon (NR/Caa1)
	200,000	7.000	(b)	11/24/31	158,638

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Gabon – (continued)
Republic of Gabon (NR/NR)
	$836,079	6.375%		12/12/24	$ 805,796

					1,154,799

Ghana(e) – 1.0%
Republic of Ghana (D/Ca)
	1,756,000	6.375		02/11/27	755,572
	750,000	6.375	(a)	02/11/27	322,710
	1,230,000	7.750		04/07/29	520,290
	1,660,000	7.625		05/16/29	704,188
	560,000	8.125	(a)	03/26/32	236,633
	1,774,000	8.625		04/07/34	753,702
	410,000	8.625	(a)	04/07/34	174,193
	810,000	7.875		02/11/35	348,891
	1,410,000	8.875	(a)	05/07/42	574,504
	210,000	8.627	(a)	06/16/49	85,172
	379,000	8.627		06/16/49	153,715
	440,000	8.950		03/26/51	181,144
Republic of Ghana (NR/Caa3)
	1,970,000	10.750		10/14/30	1,320,491

					6,131,205

Guatemala – 1.5%
Republic of Guatemala (BB/Ba1)
	4,300,000	4.375	(a)	06/05/27	4,057,007
	1,330,000	5.250	(a)(b)	08/10/29	1,264,724
	1,270,000	4.900	(b)	06/01/30	1,182,268
	1,290,000	6.125	(a)(b)	06/01/50	1,185,368
	600,000	6.125	(b)	06/01/50	551,334
Republic of Guatemala (BB/NR)
	1,200,000	4.650	(b)	10/07/41	957,924

					9,198,625

Honduras(a)(b) – 0.1%
Republic of Honduras (BB-/B1)
	710,000	5.625		06/24/30	573,623

Hungary – 3.5%
Hungary Government International Bond (BBB-/Baa2)
EUR	345,000	5.000		02/22/27	377,744
	$3,840,000	6.125	(a)	05/22/28	3,899,482
	3,050,000	6.125		05/22/28	3,097,245
	2,910,000	5.250		06/16/29	2,826,658
	1,870,000	5.250	(a)	06/16/29	1,816,443
	3,000,000	6.250	(a)	09/22/32	3,073,500
	2,300,000	5.500	(a)	06/16/34	2,228,401
	580,000	6.750	(a)	09/25/52	597,893
Hungary Government International Bonds (BBB-/Baa2)
	1,770,000	2.125		09/22/31	1,368,953
	2,560,000	3.125		09/21/51	1,588,710
Magyar Export-Import Bank Zrt (BBB-/NR)(f)
	790,000	6.125	(a)(b)	12/04/27	779,825

					21,654,854

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – 2.5%
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	$572,000	3.800	%(a)	06/23/50	$ 451,886
Republic of Indonesia (BBB/Baa2)
	1,380,000	4.150	(b)	09/20/27	1,336,144
	2,380,000	3.850		10/15/30	2,229,941
	4,810,000	4.650	(b)	09/20/32	4,713,367
	1,290,000	4.850	(b)	01/11/33	1,286,375
EUR	870,000	1.100		03/12/33	702,857
	$350,000	4.625		04/15/43	331,117
	1,520,000	3.050		03/12/51	1,107,396
	420,000	5.650	(b)	01/11/53	439,089
	1,950,000	3.200	(b)	09/23/61	1,320,286
	530,000	4.450		04/15/70	448,279
	1,490,000	3.350		03/12/71	1,021,887

					15,388,624

Iraq(b) – 0.2%
Republic of Iraq (NR/NR)
	1,606,250	5.800		01/15/28	1,472,128

Ivory Coast – 0.6%
Ivory Coast Government International Bonds (BB-/Ba3)
	2,410,000	6.125		06/15/33	2,103,906
Republic of Ivory Coast (BB-/Ba3)
EUR	2,020,000	5.250		03/22/30	1,858,558

					3,962,464

Jamaica – 0.2%
Jamaica Government International Bond (B+/B2)
	$1,140,000	7.875		07/28/45	1,309,871

Jordan –1.0%
Jordan Government International Bonds (B+/B1)
	480,000	7.500	(a)	01/13/29	478,728
	2,750,000	5.850		07/07/30	2,509,320
Kingdom of Jordan (B+/B1)
	1,725,000	5.750		01/31/27	1,655,500
	1,570,000	5.850	(a)	07/07/30	1,432,593

					6,076,141

Kenya – 0.4%
Republic of Kenya (B/B3u)
	510,000	7.000	(a)	05/22/27	457,934
	550,000	7.250		02/28/28	475,475
	750,000	7.250	(a)	02/28/28	648,375
	1,220,000	8.000	(a)	05/22/32	1,027,789

					2,609,573

Lebanon(e) – 0.2%
Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	169,971
	2,020,000	6.650		04/22/24	131,300
	3,990,000	6.200		02/26/25	252,128
	130,000	6.600		11/27/26	8,304
	710,000	6.850		03/23/27	45,376
	750,000	6.650		11/03/28	47,678

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Lebanon(e) – (continued)
Republic of Lebanon (D/NR) – (continued)
	$5,764,000	6.850%		05/25/29	$ 358,406
	1,914,000	6.650		02/26/30	121,118
	1,520,000	7.050		11/02/35	96,201
Republic of Lebanon (D/WR)
	310,000	6.100		10/04/22	20,150
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	233,333

					1,483,965

Macedonia(a) – 0.5%
Republic of North Macedonia (BB-/NR)
EUR	2,480,000	2.750		01/18/25	2,572,302
	320,000	6.960	(b)	03/13/27	356,032

					2,928,334

Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	488,652

Mexico(b) – 2.8%
Mexico Government International Bond (BBB/Baa2)
	710,000	4.875		05/19/33	677,439
EUR	1,850,000	2.250		08/12/36	1,487,050
	1,110,000	2.125		10/25/51	688,356
Mexico Government International Bonds (BBB/Baa2)
	$1,250,000	6.338		05/04/53	1,272,500
United Mexican States (BBB/Baa2)
	310,000	5.400		02/09/28	314,762
	5,840,000	2.659		05/24/31	4,845,740
	1,240,000	4.280		08/14/41	1,022,182
	8,709,000	3.771		05/24/61	5,936,054
	1,400,000	3.750		04/19/71	936,852

					17,180,935

Mongolia(a) – 0.2%
Mongolia Government International Bond (B/B3u)
	460,000	3.500		07/07/27	386,598
	720,000	8.650		01/19/28	726,609
Republic of Mongolia (B/B3u)
	280,000	5.125		04/07/26	261,072

					1,374,279

Morocco – 2.0%
Morocco Government International Bonds (BB+/Ba1u)
	270,000	5.950		03/08/28	272,255
	1,230,000	4.000		12/15/50	824,838
Republic of Morocco (BB+/Ba1u)
	1,160,000	2.375	(a)	12/15/27	1,011,636
	1,440,000	2.375		12/15/27	1,255,824
	3,610,000	5.950	(a)	03/08/28	3,640,144
EUR	1,010,000	1.500	(a)	11/27/31	816,753
	$1,390,000	3.000	(a)	12/15/32	1,099,156
	1,600,000	6.500	(a)	09/08/33	1,645,024
	810,000	4.000	(a)	12/15/50	543,186

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Morocco – (continued)
Republic of Morocco (BB+/NR)
$1,620,000	5.500%		12/11/42	$ 1,396,262

				12,505,078

Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
980,000	5.000		09/15/31	739,694

Nigeria – 2.4%
Republic of Nigeria (B-/Caa1)
4,505,000	6.500		11/28/27	3,910,655
630,000	6.125	(a)	09/28/28	523,713
2,460,000	6.125		09/28/28	2,044,974
2,198,000	7.143		02/23/30	1,838,583
610,000	8.747		01/21/31	545,206
2,930,000	7.875		02/16/32	2,449,216
2,540,000	7.696	(a)	02/23/38	1,896,415
380,000	7.625		11/28/47	269,070
1,445,000	8.250		09/28/51	1,077,363

				14,555,195

Oman – 3.1%
Republic of Oman (BB/Ba2)
1,430,000	4.750		06/15/26	1,388,001
1,030,000	5.375		03/08/27	1,008,792
1,500,000	6.500		03/08/47	1,393,800
Republic of Oman (NR/Ba2)
2,680,000	6.750	(a)	10/28/27	2,766,269
880,000	6.750		10/28/27	908,327
5,290,000	5.625		01/17/28	5,220,066
3,300,000	6.000		08/01/29	3,293,763
200,000	6.250		01/25/31	202,488
1,390,000	7.375	(a)	10/28/32	1,525,400
1,420,000	6.750	(a)	01/17/48	1,361,113

				19,068,019

Pakistan – 1.0%
Pakistan Water & Power Development Authority (CCC+/NR)
940,000	7.500		06/04/31	401,135
Republic of Pakistan (CCC+/Caa3)
2,838,000	8.250		04/15/24	2,001,216
2,442,000	6.875		12/05/27	1,156,678
500,000	7.875		03/31/36	226,050
Republic of Pakistan (NR/Caa3)
1,630,000	7.375		04/08/31	738,879
3,340,000	8.875		04/08/51	1,468,865

				5,992,823

Panama – 2.0%
Panama Notas del Tesoro (BBB/Baa2)
2,560,000	3.750		04/17/26	2,431,257
Republic of Panama (BBB/Baa2)
740,000	3.160	(b)	01/23/30	647,300
3,060,000	4.500	(b)	04/16/50	2,354,762
1,990,000	4.500	(b)	04/01/56	1,482,351
5,960,000	3.870	(b)	07/23/60	3,926,031

Principal Amount		Interest Rate		Maturity Date		Value

Sovereign Debt Obligations – (continued)
Panama – (continued)
Republic of Panama (BBB/Baa2) – (continued)
	$1,950,000	4.500	%(b)	01/19/63		$ 1,423,656

						12,265,357

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
	490,000	8.375		10/04/28		453,250

Paraguay – 1.4%
Republic of Paraguay (BB/Ba1)
	610,000	5.000	(a)	04/15/26		604,779
	2,190,000	4.700	(a)	03/27/27		2,124,519
	400,000	4.950	(b)	04/28/31		383,564
	340,000	4.950	(a)(b)	04/28/31		326,029
	360,000	2.739	(b)	01/29/33		288,281
	5,399,000	2.739	(a)(b)	01/29/33		4,323,411
	670,000	5.400	(b)	03/30/50		573,915

						8,624,498

Peru – 1.4%
Republic of Peru (BBB/Baa1)
	270,000	2.392	(b)	01/23/26		251,062
	560,000	4.125		08/25/27		545,065
	360,000	2.783	(b)	01/23/31		308,236
EUR	580,000	1.250	(b)	03/11/33		474,039
	$1,620,000	3.000	(b)	01/15/34		1,339,626
	2,600,000	2.780	(b)	12/01/60		1,578,642
	900,000	3.600	(b)	01/15/72		605,736
	5,740,000	3.230	(b)	07/28/21	(g)	3,444,287

						8,546,693

Philippines – 0.9%
Philippines Government International Bond (BBB+/Baa2)
	2,740,000	5.609		04/13/33		2,884,782
	1,320,000	5.950		10/13/47		1,430,682
Republic of Philippines (BBB+/Baa2)
	1,870,000	3.200		07/06/46		1,378,601

						5,694,065

Poland – 0.6%
Bank Gospodarstwa Krajowego (NR/A2)(f)
	1,820,000	5.375	(a)	05/22/33		1,801,800
Republic of Poland (A-/A2)
	240,000	5.500	(b)	11/16/27		245,890
	1,310,000	5.750	(b)	11/16/32		1,371,190

						3,418,880

Qatar – 0.5%
Republic of Qatar (AA/Aa3)
	1,790,000	4.400		04/16/50		1,624,872
	1,290,000	4.400	(a)	04/16/50		1,170,998

						2,795,870

Romania – 2.7%
Republic of Romania (BBB-/Baa3)
	1,520,000	3.000	(a)	02/27/27		1,374,080
EUR	880,000	2.375	(a)	04/19/27		874,073

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
Republic of Romania (BBB-/Baa3) – (continued)
	$900,000	5.250%		11/25/27	$ 877,527
	2,400,000	6.625	(a)	02/17/28	2,467,920
	3,180,000	6.625		02/17/28	3,269,994
EUR	600,000	2.875		05/26/28	585,595
	1,130,000	1.750	(a)	07/13/30	937,715
	700,000	2.124	(a)	07/16/31	576,875
	$50,000	3.625	(a)	03/27/32	42,472
	2,520,000	3.625		03/27/32	2,140,564
	290,000	7.125	(a)	01/17/33	307,417
EUR	590,000	2.750		04/14/41	394,127
	140,000	3.375		01/28/50	95,379
	$530,000	4.000		02/14/51	377,190
	740,000	7.625	(a)	01/17/53	815,850
Republic of Romania (BBB-/Baa3)
	2,070,000	3.000	(a)	02/14/31	1,713,049

					16,849,827

Russia(e)(h) – 1.2%
Russia Foreign Bonds - Eurobond (NR/NR)
	1,800,000	5.100	(a)	03/28/35	756,000
Russian Federation Bond (NR/NR)
EUR	10,800,000	1.850		11/20/32	5,244,309
	$1,000,000	5.100		03/28/35	420,000
	2,400,000	5.100	(a)	03/28/35	1,008,000

					7,428,309

Saudi Arabia – 2.5%
Saudi Government International Bond (NR/A1)
	3,060,000	4.750	(a)	01/18/28	3,028,788
	2,060,000	5.500	(a)	10/25/32	2,161,393
	1,380,000	5.000		04/17/49	1,282,186
	1,360,000	5.000	(a)	01/18/53	1,258,068
	400,000	3.750		01/21/55	301,856
	1,770,000	3.750	(a)	01/21/55	1,335,713
	5,460,000	4.500	(a)	04/22/60	4,717,003
	1,650,000	3.450		02/02/61	1,157,838

					15,242,845

Senegal – 0.2%
Republic of Senegal (B+/Ba3)
EUR	1,080,000	4.750		03/13/28	1,013,919

Serbia – 1.4%
Republic of Serbia (BB+/Ba2)
	$2,670,000	6.250	(a)	05/26/28	2,653,099
EUR	1,170,000	1.000	(a)	09/23/28	983,382
	930,000	1.000		09/23/28	781,662
	$1,190,000	2.125		12/01/30	910,814
EUR	520,000	1.650		03/03/33	376,344
	$1,440,000	6.500	(a)	09/26/33	1,408,119
EUR	290,000	2.050		09/23/36	192,992
Republic of Serbia (NR/Ba2)
	1,620,000	3.125		05/15/27	1,582,096

					8,888,508

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – 2.1%
Republic of South Africa (BB-/Ba2)
	$1,190,000	4.300%		10/12/28	$ 1,050,425
	3,890,000	4.850		09/30/29	3,416,743
	1,280,000	5.875		04/20/32	1,133,645
	530,000	6.250		03/08/41	428,616
	940,000	5.375		07/24/44	666,563
	200,000	5.000		10/12/46	132,658
	4,250,000	5.750		09/30/49	3,003,942
	890,000	7.300		04/20/52	747,912
Republic of South Africa (NR/Ba2)
	280,000	4.850		09/27/27	261,876
	2,880,000	5.650		09/27/47	2,037,139

					12,879,519

Sri Lanka(e) – 0.8%
Republic of Sri Lanka (D/Ca)
	690,000	6.125		06/03/25	320,816
	3,770,000	6.850	(a)	11/03/25	1,743,097
	1,150,000	6.200		05/11/27	500,250
	327,000	6.750		04/18/28	142,245
	1,690,000	6.750	(a)	04/18/28	735,150
	490,000	7.550		03/28/30	213,150
	3,010,000	7.550	(a)	03/28/30	1,309,350

					4,964,058

Trinidad and Tobago(a)(b) – 0.2%
Republic of Trinidad & Tobago (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,473,186

Tunisia – 0.3%
Tunisian Republic (NR/Caa2)
EUR	657,000	6.750		10/31/23	659,565
	210,000	5.625		02/17/24	189,218
	$880,000	5.750		01/30/25	582,807
EUR	790,000	6.375		07/15/26	498,298

					1,929,888

Turkey – 3.5%
Hazine Mustesarligi Varlik Kiralama AS (NR/B3)
	$2,130,000	5.125		06/22/26	1,949,972
Republic of Turkey (NR/B3)
	890,000	4.875		10/09/26	793,017
	4,170,000	6.000		03/25/27	3,784,275
	3,378,000	9.875		01/15/28	3,435,426
	3,800,000	5.250		03/13/30	3,113,226
	2,200,000	5.950		01/15/31	1,851,058
	880,000	5.875		06/26/31	731,104
	2,670,000	6.500		09/20/33	2,263,839
	1,750,000	6.000		01/14/41	1,283,170
	2,500,000	4.875		04/16/43	1,599,900
	1,470,000	5.750		05/11/47	1,003,334

					21,808,321

Ukraine – 0.9%
Ukraine Government Bond (CCC/Cau)
	2,600,000	7.750		09/01/27	615,030

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
Ukraine Government Bond (CCC/Cau) – (continued)
	$3,070,000	7.750%		09/01/28	$ 731,151
	1,220,000	7.750		09/01/29	289,701
Ukraine Government Bond (CCC/NR)
EUR	2,890,000	6.750		06/20/28	657,204
	$910,000	6.876		05/21/31	205,478
EUR 2,210,000		4.375	(a)	01/27/32	513,902
	970,000	4.375		01/27/32	225,559
	$4,490,000	7.375		09/25/34	1,037,190
	873,000	7.253	(a)	03/15/35	199,716
	3,120,000	7.253		03/15/35	713,762
	798,000	7.750	(e)(i)	08/01/41	318,003

					5,506,696

United Arab Emirates – 0.5%
Emirate of Dubai Government International Bond (NR/NR)
	1,380,000	3.900		09/09/50	994,649
Finance Department Government of Sharjah (BBB-/Ba1)
	770,000	3.625		03/10/33	630,291
	490,000	3.625	(a)	03/10/33	401,095
	1,911,000	4.000	(a)	07/28/50	1,218,931

					3,244,966

Uruguay – 1.2%
Republic of Uruguay (BBB+/Baa2)
	569,610	4.375	(b)	01/23/31	561,465
	4,405,920	5.750	(b)	10/28/34	4,769,012
	1,850,000	4.975		04/20/55	1,802,029

					7,132,506

Uzbekistan – 0.6%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,471,361
Republic of Uzbekistan (BB-/NR)
	790,000	5.375		02/20/29	721,776
	270,000	5.375	(a)	02/20/29	246,683
	1,160,000	3.700	(a)	11/25/30	933,823
Republic of Uzbekistan International Bonds (BB-/NR)
	670,000	3.700		11/25/30	539,363

					3,913,006

Vietnam(b)(f) – 0.0%
Debt and Asset Trading Corp. (NR/NR)
	280,000	1.000		10/10/25	234,805

Zambia – 0.2%
Republic of Zambia (D/NR)
	520,000	8.500	(e)	04/14/24	301,361
	600,000	8.970		07/30/27	344,226
Republic of Zambia (NR/NR)
	1,662,000	5.375	(e)	09/20/22	869,924

					1,515,511

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $513,732,631)					$425,368,303

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 18.4%
Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/NR)
$790,000	6.950%		03/18/30	$ 811,038

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,690,000	2.625		08/15/25	1,534,402

Brazil(b) – 0.5%
Banco do Brasil SA (CCC+/B2) (10 year CMT + 6.362%)
290,000	9.000	(i)	06/18/24	290,624
Banco do Brasil SA (CCC+/NR) (10 year CMT + 4.398%)
1,770,000	6.250	(i)	04/15/24	1,577,672
Vale Overseas Ltd. (BBB-/Baa3)
1,260,000	6.125		06/12/33	1,260,680

				3,128,976

British Virgin Islands – 0.1%
Easy Tactic Ltd. (NR/NR)(j)
410,265	7.500	(b)	07/11/28	30,093
Huarong Finance 2017 Co. Ltd. (NR/Ba1)
280,000	4.750		04/27/27	241,173
290,000	4.250		11/07/27	241,065
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	350,579

				862,910

Burundi – 1.0%
The African Export-Import Bank (NR/Baa1)
1,462,000	2.634	(a)(b)	05/17/26	1,316,136
1,300,000	3.798	(a)(b)	05/17/31	1,047,553
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,740,000	4.875		05/23/24	3,590,475

				5,954,164

Cayman Islands(b) – 0.9%
Gaci First Investment Co. (NR/A1)
5,610,000	5.000		10/13/27	5,573,535

Chile – 0.5%
Embotelladora Andina SA (BBB/NR)
506,000	5.000	(a)	10/01/23	503,430
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	365,220
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	758,836
GNL Quintero SA (BBB+/Baa2)
810,688	4.634		07/31/29	788,394
Inversiones CMPC SA (BBB/Baa3)
540,000	6.125	(a)(b)	06/23/33	543,175

				2,959,055

China – 0.4%
China Aoyuan Group Ltd. (NR/NR)
370,000	5.980	(b)(e)	08/18/25	20,350
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(e)	03/02/24	20,400

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
Fantasia Holdings Group Co. Ltd. (NR/WR)
$200,000	11.875	%(b)(e)	06/01/23	$ 12,000
Meituan (NR/Baa3)
200,000	0.000	(d)(k)	04/27/27	174,900
Meituan (BBB-/Baa3)
660,000	3.050	(b)	10/28/30	522,364
Prosus NV (BBB/Baa3)
1,020,000	4.193	(b)	01/19/32	851,776
Redsun Properties Group Ltd. (NR/Caa3u)
220,000	9.700	(b)(e)	04/16/23	17,600
Shimao Group Holdings Ltd. (NR/NR)
310,000	5.600	(b)(e)	07/15/26	26,350
1,020,000	5.200	(b)(e)	01/16/27	86,700
550,000	4.600	(b)(e)	07/13/30	46,750
400,000	3.450	(b)(e)	01/11/31	34,000
Sunac China Holdings Ltd. (NR/WR)
1,410,000	6.500	(b)(e)	07/09/23	225,600
600,000	6.650	(b)(e)	08/03/24	96,000
Yuzhou Group Holdings Co. Ltd. (NR/Cu)
480,000	6.000	(b)(e)	10/25/23	26,400
1,060,000	7.375	(b)(e)	01/13/26	58,300
410,000	6.350	(b)(e)	01/13/27	22,550
(-1x 5 Year CMT + 8.527%)
2,020,000	5.375	(b)(e)	09/29/23	60,600

				2,302,640

Colombia – 0.7%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	337,921
Ecopetrol SA (BB+/Baa3)
250,000	6.875	(b)	04/29/30	226,913
2,570,000	4.625	(b)	11/02/31	1,965,279
1,660,000	8.875	(b)	01/13/33	1,636,386

				4,166,499

Cyprus – 0.1%
MHP SE (CC/NR)
1,040,000	7.750		05/10/24	707,200

Dominican Republic(a)(b) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (BB/Ba3)
2,220,000	6.750		03/30/29	2,136,506

Hong Kong – 0.4%
CNAC HK Finbridge Co. Ltd. (A-/NR)
800,000	5.125		03/14/28	779,200
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
1,553,000	3.875		06/19/29	1,405,216

				2,184,416

India – 0.3%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
500,000	3.949		02/12/30	373,395
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	315,240
270,000	4.375		07/03/29	216,683

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Reliance Industries Ltd. (BBB+/Baa2)
$1,480,000	2.875	%(a)	01/12/32	$ 1,233,462

				2,138,780

Indonesia – 1.1%
Bank Negara Indonesia Persero Tbk PT (NR/Ba3) (5 year CMT + 3.466%)
478,000	4.300	(b)(i)	03/24/27	391,783
Freeport Indonesia PT (NR/Baa3)
200,000	5.315	(a)(b)	04/14/32	188,496
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
1,180,000	5.450	(b)	05/15/30	1,145,591
560,000	5.800	(a)(b)	05/15/50	495,662
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	327,974
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	713,329
1,500,000	6.000		05/03/42	1,503,960
Pertamina Persero PT (NR/Baa2)
1,850,000	2.300	(b)	02/09/31	1,505,030
620,000	4.150	(b)	02/25/60	467,325

				6,739,150

Ivory Coast(a)(f) – 0.3%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
1,750,000	5.333		02/15/28	1,715,455

Kazakhstan – 0.8%
KazMunayGas National Co. JSC (BB+/Baa2)
3,822,000	4.750		04/19/27	3,617,905
KazMunayGas National Co. JSC (NR/Baa2)
2,040,000	3.500	(a)(b)	04/14/33	1,576,451

				5,194,356

Luxembourg(b) – 0.3%
Altice Financing SA (B/B3)
EUR 1,320,000	4.250	(a)	08/15/29	1,107,094
Rede D’or Finance S.a.r.l. (BB/NR)
$256,000	4.500	(a)	01/22/30	218,598
302,000	4.500		01/22/30	257,878

				1,583,570

Malaysia(a)(b) – 0.8%
Genm Capital Labuan Ltd. (BBB-/NR)
940,000	3.882		04/19/31	758,430
Petronas Capital Ltd. (A-/A2)
3,590,000	4.550		04/21/50	3,323,909
1,040,000	4.800		04/21/60	991,702

				5,074,041

Mauritius – 0.3%
Greenko Power II Ltd. (NR/Ba2)
352,450	4.300	(a)(b)	12/13/28	306,082
India Airport Infra (NR/B1)
250,000	6.250	(a)(b)	10/25/25	241,215

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mauritius – (continued)
India Green Power Holdings (NR/Ba3)
	$420,000	4.000	%(a)(b)	02/22/27	$ 366,660
MTN Mauritius Investments Ltd. (BB-/Ba2)
	727,000	4.755		11/11/24	705,917

					1,619,874

Mexico – 2.2%
Banco Mercantil del Norte SA (BB-/Ba2)
(5 year CMT + 4.643%)
	1,210,000	5.875	(a)(b)(i)	01/24/27	1,023,206
(5 year CMT + 4.967%)
	949,000	6.750	(a)(b)(i)	09/27/24	909,939
BBVA Bancomer SA (BB/NR) (5 year CMT + 2.650%)
	750,000	5.125	(a)(b)(i)	01/18/33	653,108
Cemex SAB de CV (B+/NR) (5 year CMT + 4.907%)
	760,000	9.125	(a)(b)(i)	03/14/28	768,231
Mexico City Airport Trust (BBB/Baa3)
	980,000	4.250	(a)(b)	10/31/26	941,466
	2,190,000	3.875	(a)(b)	04/30/28	2,058,600
	700,000	5.500	(a)(b)	10/31/46	604,331
	722,000	5.500	(b)	10/31/46	623,324
	1,109,000	5.500	(b)	07/31/47	955,514
Petroleos Mexicanos (BBB/B1)
	604,000	6.490	(b)	01/23/27	535,748
	460,000	5.350		02/12/28	377,982
	654,000	5.950	(b)	01/28/31	476,524
	370,000	6.700	(b)	02/16/32	280,812
	290,000	5.625		01/23/46	165,663
	560,000	6.750		09/21/47	349,938
	1,600,000	6.350		02/12/48	964,256
	133,000	7.690	(b)	01/23/50	89,639
	3,253,000	6.950	(b)	01/28/60	2,011,981

					13,790,262

Morocco(b) – 0.1%
OCP SA (BB+/NR)
	540,000	5.125		06/23/51	392,369

Netherlands – 0.6%
IHS Netherlands Holdco B.V. (B+/B3)
	400,000	8.000	(a)(b)	09/18/27	363,108
Minejesa Capital B.V. (NR/Baa3)
	370,000	4.625		08/10/30	330,869
MV24 Capital B.V. (BB/NR)
	1,084,361	6.748	(a)	06/01/34	972,672
NE Property B.V. (BBB/NR)
EUR	1,340,000	3.375	(b)	07/14/27	1,308,370
Prosus NV (BBB/Baa3)
	$310,000	3.257	(a)(b)	01/19/27	280,069
	480,000	3.680	(b)	01/21/30	401,760

					3,656,848

Panama(a) – 0.8%
Aeropuerto Internacional de Tocumen SA (BBB/Baa2)
	940,000	4.000	(b)	08/11/41	758,326
	2,920,000	5.125	(b)	08/11/61	2,245,013

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Panama(a) – (continued)
Autoridad del Canal de Panama (A-/A2)
$380,000	4.950%		07/29/35	$ 359,640
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
1,970,000	2.375	(b)	09/14/25	1,835,173

				5,198,152

Peru(a) – 0.1%
Atlantica Transmision Sur SA (BBB/NR)
718,025	6.875		04/30/43	678,246

Qatar(a)(b) – 0.5%
QatarEnergy (AA/Aa3)
4,617,000	3.300		07/12/51	3,375,904

South Africa – 1.4%
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
1,640,000	4.314		07/23/27	1,452,581
1,640,000	6.350		08/10/28	1,523,379
Eskom Holdings SOC Ltd. (CCC+/Caa2)
940,000	6.750		08/06/23	933,824
520,000	6.750		08/06/23	516,584
2,090,000	7.125		02/11/25	2,051,774
Sasol Financing USA LLC (BB+/Ba2)
300,000	8.750	(a)(b)	05/03/29	292,500
Transnet SOC Ltd. (BB-/Ba3)
2,090,000	8.250	(a)	02/06/28	2,025,816

				8,796,458

South Korea(a) – 0.0%
SK Hynix, Inc. (BBB-/Baa2)
230,000	6.375		01/17/28	230,927

Thailand(a)(b) – 0.0%
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
430,000	3.700		07/16/70	288,173

Turkey(b)(i) – 0.3%
Yapi ve Kredi Bankasi A/S (NR/Caa3u) (5 year USD Swap + 11.245%)
1,700,000	13.875		01/15/24	1,715,096

Ukraine(f) – 0.0%
NPC Ukrenergo (NR/Ca)
346,000	6.875		11/09/28	71,314

United Arab Emirates – 1.2%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
3,610,000	4.600	(a)	11/02/47	3,342,824
DP World Crescent Ltd. (NR/Baa2)
880,000	3.750	(b)	01/30/30	821,990
DP World Ltd. (NR/Baa2)
1,030,000	4.700	(b)	09/30/49	867,960
DP World Ltd. (NR/Baa2)
310,000	5.625		09/25/48	289,602
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
452,421	2.160	(a)	03/31/34	383,427

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Arab Emirates – (continued)
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 year CMT + 2.832%)
	$1,540,000	4.500	%(a)(b)(i)	08/27/25	$ 1,411,041

					7,116,844

United Kingdom – 0.2%
IHS Holding Ltd. (B+/NR)
	480,000	5.625	(a)(b)	11/29/26	418,142
	400,000	6.250	(a)(b)	11/29/28	327,824
Prudential Funding Asia PLC (A-/A3) (5 year CMT + 1.517%)
	310,000	2.950	(b)(i)	11/03/33	261,578
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
	410,000	8.250		07/09/26	153,750

					1,161,294

United States – 0.7%
Brazil Loan Trust 1 (BB-/NR)(f)
	888,517	5.477	(a)	07/24/23	886,296
Kosmos Energy Ltd. (B/Caa1u)
	930,000	7.750	(a)(b)	05/01/27	794,601
Sasol Financing USA LLC (BB+/Ba2)
	2,780,000	5.875	(b)	03/27/24	2,735,659

					4,416,556

Venezuela(e) –1.1%
Petroleos de Venezuela SA (NR/NR)
	138,210,000	0.000	(d)	10/28/22	4,146,300
	41,690,000	6.000		05/16/24	1,459,150
	3,387,934	6.000		11/15/26	135,517
	17,520,000	5.375		04/12/27	613,200
	1,650,000	5.375		04/12/27	57,750
	2,180,000	5.500		04/12/37	76,300

					6,488,217

TOTAL CORPORATE OBLIGATIONS (Cost $189,687,140)					$113,763,227

Shares		Dividend Rate			Value

Investment Company(l) –7.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	42,960,752	5.022%			$ 42,960,752
(Cost $42,960,752)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 94.3% (Cost $746,380,523)					$582,092,282

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments(d) – 0.5%
Short-term Investments – 0.5%
Walgreens Boots Alliance, Inc.
$3,007,000	0.000%	07/03/23	$ 3,005,563
(Cost $3,006,048)

TOTAL INVESTMENTS – 94.8% (Cost $749,386,571)			$585,097,845

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.2%			32,167,391

NET ASSETS – 100.0%			$617,265,236

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $8,465,455, which represents approximately 1 of the Fund’s net assets as of June 30, 2023.

(g)	Actual maturity date is July 28, 2121.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(j)	Pay-in-kind securities.

(k)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2023.

(l)	Represents an affiliated Issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	3,891,612	USD	2,525,108	07/03/23	$67,502
	CAD	2,568,251	USD	1,927,000	09/20/23	14,139
	CHF	445,403	EUR	454,687	07/12/23	1,802
	CHF	2,800,410	EUR	2,857,346	07/25/23	15,369
	CHF	2,459,541	USD	2,745,492	09/20/23	26,147
	CZK	22,923,180	EUR	960,792	07/25/23	1,129
	CZK	1,151,198	USD	52,006	09/20/23	650
	EUR	4,277,832	CZK	101,716,955	07/25/23	10,847
	EUR	562,000	NZD	1,000,135	09/20/23	2,183
	EUR	436,446	SEK	5,054,703	07/12/23	7,615
	EUR	1,792,000	SEK	21,014,479	07/25/23	7,219
	EUR	597,000	SEK	6,945,191	09/20/23	7,633
	EUR	427,826	USD	465,957	07/17/23	1,302
	EUR	4,645,997	USD	5,053,890	07/31/23	24,023
	EUR	68,604,844	USD	73,780,462	09/20/23	1,386,443
	GBP	424,298	USD	537,215	07/17/23	1,711
	GBP	1,739,831	USD	2,194,894	08/03/23	15,220
	GBP	2,357,148	USD	2,962,286	09/20/23	31,889
	ILS	1,936,069	USD	521,904	09/01/23	1,587
	JPY	177,218,382	USD	1,239,000	09/20/23	4,888
	KRW	462,835,442	USD	351,120	07/31/23	646
	MXN	66,801,272	USD	3,733,948	08/14/23	134,300
	MXN	12,370,392	USD	698,320	09/12/23	14,341
	MXN	13,464,544	USD	761,500	09/21/23	12,892
	NOK	19,072,729	USD	1,726,913	07/03/23	50,179
	NOK	7,900,100	USD	735,199	07/17/23	1,295
	NOK	23,444,158	USD	2,159,387	07/31/23	27,417
	NOK	6,205,988	USD	574,618	09/20/23	5,200
	NZD	5,901,591	AUD	5,398,308	07/25/23	22,434
	NZD	1,049,029	AUD	949,000	09/20/23	9,945
	NZD	1,119,178	AUD	1,021,800	09/21/23	4,352
	NZD	4,032,849	USD	2,435,248	07/03/23	39,674
	NZD	1,649,096	USD	1,001,537	07/10/23	10,465
	NZD	9,723,556	USD	5,937,965	07/31/23	28,575
	NZD	1,693,577	USD	1,030,881	09/20/23	8,111
	NZD	1,078,480	USD	657,097	09/21/23	4,536
	PLN	2,522,853	CZK	13,490,454	09/20/23	951
	PLN	40,981,192	USD	9,766,174	09/20/23	272,740
	SEK	11,091,820	EUR	940,586	07/25/23	1,940
	SEK	7,472,516	USD	685,552	07/03/23	7,377
	SEK	5,308,246	USD	491,568	07/17/23	1,007
	SEK	5,613,389	USD	518,164	07/24/23	2,914
	SEK	6,870,269	USD	633,643	08/01/23	4,337
	SEK	5,593,727	USD	518,400	09/20/23	2,274
	SGD	1,333,503	USD	989,000	09/20/23	81
	USD	2,109,290	AUD	3,126,380	07/03/23	26,482
	USD	1,229,000	AUD	1,822,836	09/20/23	11,938
	USD	618,000	CHF	547,085	09/20/23	1,494
	USD	1,191,150	CLP	942,973,825	07/13/23	17,037

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	4,139,378	CNH	29,332,617	09/20/23	$76,651
	USD	792,196	EUR	723,911	07/12/23	1,782
	USD	928,365	EUR	846,906	07/25/23	2,985
	USD	1,498,466	EUR	1,368,529	07/31/23	2,712
	USD	101,257,092	EUR	91,910,610	09/19/23	560,322
	USD	2,749,728	EUR	2,505,394	09/20/23	4,692
	USD	807,153	GBP	633,337	07/17/23	2,714
	USD	1,036,101	HKD	8,100,844	09/12/23	570
	USD	779,219	ILS	2,781,015	09/20/23	26,613
	USD	415,350	JPY	57,798,995	08/02/23	12,669
	USD	614,284	JPY	86,103,822	09/20/23	9,925
	USD	1,792,508	JPY	240,913,052	11/22/23	83,212
	USD	2,718,272	KRW	3,514,454,386	07/17/23	49,042
	USD	2,658,268	KRW	3,478,609,191	07/24/23	15,284
	USD	1,862,035	KRW	2,388,284,152	09/20/23	41,479
	USD	23,046	MXN	380,713	08/14/23	1,000
	USD	863,457	NOK	9,147,317	07/03/23	11,160
	USD	1,070,022	NOK	11,178,048	07/17/23	27,938
	USD	737,352	NOK	7,896,770	07/31/23	764
	USD	2,813,588	NZD	4,547,363	07/03/23	22,912
	USD	257,222	NZD	416,132	07/10/23	1,854
	USD	440,407	NZD	709,614	07/17/23	4,950
	USD	575,415	NZD	926,551	07/18/23	6,838
	USD	572,588	NZD	932,980	07/31/23	96
	USD	492,695	NZD	802,203	09/20/23	552
	USD	1,255,864	SEK	13,494,476	07/03/23	4,516
	USD	4,202,311	SEK	45,174,278	07/17/23	10,401
	USD	586,011	SEK	6,254,999	08/17/23	4,727
	USD	1,103,211	SEK	11,830,560	09/20/23	2,003
	USD	567,005	SGD	759,637	07/07/23	5,167
	USD	3,005,231	SGD	4,045,390	07/25/23	11,078
	USD	856,000	TRY	21,700,892	09/20/23	52,476
	USD	594,285	ZAR	11,020,841	09/20/23	13,546
	ZAR	27,656,202	USD	1,419,265	08/16/23	43,055
	ZAR	63,806,234	USD	3,337,458	09/05/23	29,942
	ZAR	8,207,894	USD	427,951	09/20/23	4,560

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	4,437,172	NZD	4,868,836	07/25/23	$(29,478)
	AUD	1,269,100	USD	862,793	07/03/23	(17,312)
	AUD	3,195,389	USD	2,145,799	09/20/23	(12,317)
	CHF	1,076,701	USD	1,215,285	09/20/23	(1,959)
	CLP	493,119,202	USD	618,797	07/13/23	(4,806)
	CNH	34,985,302	USD	4,910,250	09/20/23	(64,596)
	CZK	72,811,390	EUR	3,071,971	07/25/23	(18,473)
	EUR	454,632	CHF	445,403	07/12/23	(1,862)
	EUR	3,755,663	CHF	3,676,431	07/25/23	(15,275)
	EUR	309,570	CZK	7,384,183	07/25/23	(284)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	597,000	CZK	14,310,866	09/20/23	$(480)
	EUR	1,469,000	GBP	1,271,684	09/20/23	(5,851)
	EUR	1,954,243	SEK	23,082,083	07/25/23	(7,443)
	EUR	1,138,795	SEK	13,423,497	09/20/23	(1,761)
	EUR	287,508	USD	314,522	07/12/23	(602)
	EUR	1,565,048	USD	1,721,552	07/17/23	(12,252)
	EUR	998,979	USD	1,095,426	07/31/23	(3,577)
	EUR	1,648,403	USD	1,816,205	09/20/23	(10,133)
	GBP	517,497	EUR	600,000	09/20/23	(37)
	GBP	1,791,527	USD	2,278,494	07/17/23	(2,968)
	HKD	7,085,305	USD	906,594	09/12/23	(879)
	ILS	1,403,551	USD	388,000	09/20/23	(8,168)
	JPY	86,770,012	USD	614,284	08/02/23	(9,763)
	JPY	37,464,107	USD	273,331	09/20/23	(10,372)
	JPY	134,507,107	USD	984,822	11/22/23	(30,485)
	KRW	3,057,587,753	USD	2,396,155	07/17/23	(73,914)
	KRW	3,149,659,744	USD	2,434,414	07/24/23	(41,360)
	KRW	3,836,082,175	USD	2,933,391	07/31/23	(17,880)
	NOK	20,260,203	USD	1,906,038	07/17/23	(17,261)
	NOK	6,134,813	USD	572,637	07/31/23	(399)
	NZD	2,220,936	AUD	2,047,210	07/25/23	(2,008)
	NZD	5,953,157	USD	3,675,670	07/03/23	(22,271)
	NZD	2,850,358	USD	1,761,460	07/10/23	(12,278)
	NZD	682,871	USD	422,790	07/17/23	(3,745)
	NZD	2,642,439	USD	1,635,670	07/18/23	(14,139)
	NZD	2,557,591	USD	1,570,815	07/31/23	(1,435)
	NZD	2,340,923	USD	1,447,458	09/15/23	(11,299)
	PLN	2,507,906	USD	618,000	09/20/23	(3,653)
	SEK	17,150,092	EUR	1,463,618	07/25/23	(7,151)
	SEK	6,922,034	EUR	592,710	09/20/23	(5,089)
	SEK	6,020,598	USD	564,572	07/03/23	(6,280)
	SEK	4,132,060	USD	384,847	07/12/23	(1,515)
	SEK	39,889,308	USD	3,735,743	07/17/23	(34,249)
	SEK	27,678,251	USD	2,571,342	07/24/23	(2,033)
	SEK	6,244,496	USD	586,593	08/17/23	(6,285)
	SEK	14,970,578	USD	1,401,209	09/20/23	(7,722)
	SGD	758,164	USD	564,850	07/07/23	(4,100)
	SGD	4,019,352	USD	2,994,684	07/25/23	(19,803)
	SGD	3,727,126	USD	2,775,276	09/20/23	(10,807)
	TRY	35,924,806	USD	1,376,775	09/20/23	(46,579)
	TWD	39,405,658	USD	1,284,409	07/13/23	(19,672)
	USD	1,019,539	AUD	1,556,187	07/03/23	(17,200)
	USD	2,004,415	CAD	2,670,883	09/20/23	(14,295)
	USD	1,035,200	CHF	928,680	09/20/23	(11,323)
	USD	618,000	CLP	498,695,100	07/13/23	(2,934)
	USD	4,950,956	EUR	4,548,319	07/17/23	(16,587)
	USD	345,231	EUR	315,974	07/31/23	(118)
	USD	4,998,547	EUR	4,603,498	09/20/23	(45,276)
	USD	704,367	EUR	652,563	09/21/23	(10,649)
	USD	3,163,382	GBP	2,508,663	07/17/23	(23,022)
	USD	399,635	GBP	317,069	08/03/23	(3,139)
	USD	3,790,981	GBP	3,020,186	09/20/23	(45,423)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	25,134	HUF	8,783,252	09/20/23	$(87)
	USD	1,232,240	JPY	175,409,403	10/03/23	(1,564)
	USD	351,120	KRW	462,431,654	07/31/23	(339)
	USD	3,143,998	MXN	55,412,267	08/14/23	(64,749)
	USD	254,596	MXN	4,438,497	09/12/23	(1,107)
	USD	1,442,326	MXN	25,424,762	09/20/23	(20,212)
	USD	908,807	NOK	9,852,770	07/03/23	(9,220)
	USD	2,950,694	NOK	32,102,072	07/17/23	(42,051)
	USD	387,202	NOK	4,161,414	07/31/23	(963)
	USD	696,407	NOK	7,651,148	09/20/23	(18,431)
	USD	3,293,320	NZD	5,439,721	07/03/23	(44,987)
	USD	2,484,212	NZD	4,051,887	07/10/23	(2,313)
	USD	3,311,734	NZD	5,426,692	07/18/23	(18,351)
	USD	1,001,537	NZD	1,649,240	07/31/23	(10,464)
	USD	5,591,202	NZD	9,154,275	09/20/23	(24,850)
	USD	10,450,341	PLN	42,794,210	09/26/23	(29,745)
	USD	2,152,364	SEK	23,313,897	07/17/23	(11,029)
	USD	2,808,518	SEK	30,311,124	09/20/23	(12,893)
	USD	1,883,600	SGD	2,547,040	07/25/23	(1,565)
	USD	1,162,029	TWD	36,247,173	07/13/23	(1,335)
	USD	1,270,465	ZAR	24,913,678	08/16/23	(46,843)
	USD	3,700,585	ZAR	71,358,720	09/20/23	(59,635)
	ZAR	28,880,746	USD	1,546,816	08/16/23	(19,749)
	ZAR	18,426,965	USD	981,293	09/20/23	(10,291)

TOTAL						$(1,306,799)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	148	09/20/23	$16,615,313	$(119,222)
2 Year U.S. Treasury Notes	299	09/29/23	60,799,781	(689,835)
20 Year U.S. Treasury Bonds	189	09/20/23	23,985,281	124,308
5 Year U.S. Treasury Notes	147	09/29/23	15,742,781	(80,390)
Ultra Long U.S. Treasury Bonds	60	09/20/23	8,173,125	(22,998)

Total				$(788,137)

Short position contracts:
10 Year U.S. Treasury Notes	(26)	09/20/23	(3,079,375)	24,163

TOTAL FUTURES CONTRACTS				$(763,974)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	11.814%(a)	01/02/24	BRL	21,053	(b)	$(74,007)	$(26,615)	$(47,392)
1M BID Average(a)	12.300(a)	01/02/24		6,140		(5,331)	(21,736)	16,405
1M BID Average(a)	13.950(a)	01/02/24		42,280		61,348	(121,790)	183,138
12.795%(a)	1M BID Average(a)	01/02/24		30,650		40,911	—	40,911
1M BID Average(a)	12.060(a)	01/02/25		64,020	(b)	55,690	(91,949)	147,639
1M BID Average(a)	12.063(a)	01/02/25		58,420		174,597	—	174,597
10.950(a)	1M BID Average(a)	01/02/25		3,600		21,087	449	20,638
13.300(a)	1M BID Average(a)	01/02/25		27,000		(203,270)	(153)	(203,117)
12.713(a)	1M BID Average(a)	01/02/25		21,300		(86,188)	(2,476)	(83,712)
Mexico Interbank
TIIE 28 Days(a)	9.250(a)	09/17/25	MXN	44,900	(b)	(2,444)	798	(3,242)
3M CNRR(c)	2.500(c)	09/20/25	CNY	246,810	(b)	81,052	7,892	73,160
9.250(c)	3M JIBAR(c)	09/20/25	ZAR	214,575		(164,847)	(166,234)	1,387
3.750(d)	6M EURO(e)	09/20/25	EUR	5,550	(b)	7,204	(11,087)	18,291
1M BID Average(a)	10.850(a)	01/02/26	BRL	11,930	(b)	40,008	797	39,211
1M BID Average(a)	12.915(a)	01/02/26		9,670		96,015	55,164	40,851
1M BID Average(a)	11.230(a)	01/04/27		6,840	(b)	40,102	(49,850)	89,952
1M BID Average(a)	13.030(a)	01/04/27		9,740		209,884	17,443	192,441
1M BID Average(a)	8.495(a)	01/04/27		10,300	(b)	(230,063)	(219,771)	(10,292)
12M SOFR(e)	3.350(e)	10/06/27		$92,780	(b)	134,456	214,891	(80,435)
Mexico Interbank
TIIE 28 Days(a)	8.250(a)	09/13/28	MXN	223,220	(b)	68,344	4,613	63,731
3M CNRR(c)	2.500(c)	09/20/28	CNY	109,330	(b)	47,827	(20,760)	68,587
3M KWCDC(c)	3.250(c)	09/20/28	KRW	23,113,400	(b)	(185,905)	(26,515)	(159,390)
12M SOFR(e)	3.600(e)	09/20/28		$11,250	(b)	(102,588)	32,436	(135,024)
3.250(d)	6M EURO(e)	09/20/28	EUR	5,770	(b)	(12,859)	(19,979)	7,120
3.000(d)	6M LIBOR(d)	09/20/28	SGD	14,850		156,717	48,887	107,830
5.000(d)	6M WIBOR(e)	09/20/28	PLN	19,600	(b)	(28,578)	(17,455)	(11,123)
3.250(d)	6M EURO(e)	09/20/30	EUR	960	(b)	(12,179)	(10,585)	(1,594)
8.250(a)	Mexico Interbank TIIE 28 Days(a)	09/07/33	MXN	80,325		(85,890)	(14,156)	(71,734)
3M JIBAR(c)	10.500(c)	09/20/33	ZAR	57,150	(b)	162,389	54,289	108,100
3.500(e)	12M SOFR(e)	09/20/33		$7,940		2,743	(40,789)	43,532
3M KWCDC(c)	3.250(c)	09/20/33	KRW	5,894,880	(b)	(61,157)	(14,208)	(46,949)
6M WIBOR(e)	5.500(d)	09/20/33	PLN	18,625	(b)	179,523	72,338	107,185
3.250(d)	6M EURO(e)	09/20/33	EUR	4,250	(b)	(104,369)	(88,326)	(16,043)
3.240(e)	12M SOFR(e)	10/06/35		$21,250		(61,672)	(223,470)	161,798
3.000(d)	6M EURO(e)	09/20/38	EUR	4,690	(b)	(42,828)	34,010	(76,838)

TOTAL						$115,722	$(643,897)	$759,619

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.
(e)	Payments made annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/2027	(1.000)%	0.615%	06/20/28	$2,420	$(42,063)	$(19,258)	$(22,805)
Republic of Colombia, 10.375%, 01/28/2033	(1.000)	2.328	06/20/28	5,620	318,955	426,465	(107,510)
Republic of South Africa, 5.875%, 09/16/2025	(1.000)	2.633	06/20/28	1,740	120,368	114,649	5,719
Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000	42.005	12/20/25	560	(299,351)	(58,505)	(240,846)
Federative Republic of Brazil, 4.250%, 01/07/2025	1.000	1.743	06/20/28	5,200	(167,186)	(294,202)	127,016
Republic of Chile, 3.240%, 12/20/2027	1.000	0.725	06/20/28	3,880	48,676	(8,314)	56,990
Republic of Indonesia, 5.875%, 12/20/2027	1.000	0.867	06/20/28	3,600	22,277	(2,853)	25,130
Republic of Peru, 8.750%, 06/20/2027	1.000	0.770	06/20/28	4,890	51,520	(62,703)	114,223
Republic of the Philippines, 10.625%, 12/20/2027	1.000	0.817	06/20/28	4,830	40,441	(27,964)	68,405
United Mexican States, 4.150%, 12/20/2027	1.000	1.022	06/20/28	10,540	(6,888)	(94,880)	87,992

TOTAL					$86,749	$(27,565)	$114,314

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	4,900,000	$4,900,000	$55	$164,150	$(164,095)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,090,000	5,090,000	242,278	198,153	44,125
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,090,000	5,090,000	305,823	183,772	122,051

				10,180,000	$10,180,000	$548,101	$381,925	$166,176

Total purchased option contracts				15,080,000	$15,080,000	$548,156	$546,075	$2,081

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	Citibank NA	1.750%	07/28/2023	(4,900,000)	$(4,900,000)	$(1)	$(61,250)	$61,249
1Y IRS	Citibank NA	2.075	07/28/2023	(4,900,000)	(4,900,000)	(7)	(102,900)	102,893

				(9,800,000)	$(9,800,000)	$(8)	$(164,150)	$164,142

Puts
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,090,000)	(5,090,000)	(98,383)	(121,450)	23,067
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,090,000)	(5,090,000)	(25,243)	(76,704)	51,461
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,090,000)	(5,090,000)	(42,069)	(70,312)	28,243
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,090,000)	(5,090,000)	(145,573)	(113,459)	(32,114)

				(20,360,000)	$(20,360,000)	$(311,268)	$(381,925)	$70,657

Total written option contracts				(30,160,000)	$(30,160,000)	$(311,276)	$(546,075)	$234,799

TOTAL				(15,080,000)	$(15,080,000)	$236,880	$—	$236,880

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put MXN	Barclays Bank PLC	18.180%	08/10/2023	6,092,000	$6,092,000	$14,779	$103,259	$(88,480)
Call USD/Put SEK	Barclays Bank PLC	10.730	07/13/2023	5,184,000	5,184,000	54,370	37,895	16,475
Call USD/Put NOK	Citibank NA	11.050	07/27/2023	4,928,000	4,928,000	22,536	47,082	(24,546)
Call USD/Put SEK	Citibank NA	10.935	07/20/2023	4,901,000	4,901,000	23,824	34,829	(11,005)
Call USD/Put MXN	Deutsche Bank AG (London)	18.169	08/10/2023	3,046,000	3,046,000	7,518	51,856	(44,338)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,327.000	07/27/2023	4,928,000	4,928,000	32,086	26,409	5,677
Call USD/Put MXN	MS & Co. Int. PLC	18.112	09/08/2023	2,570,000	2,570,000	16,296	36,085	(19,789)
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	4,928,000	4,928,000	27,715	32,968	(5,253)
Call USD/Put SEK	MS & Co. Int. PLC	11.030	07/28/2023	2,478,000	2,478,000	10,566	15,738	(5,172)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	3,070,000	3,070,000	33,887	36,165	(2,278)

				42,125,000	$42,125,000	$243,577	$422,286	$(178,709)

Puts
Put EUR/Call USD	BNP Paribas SA	1.094	07/13/2023	4,520,000	4,520,000	29,830	18,474	11,356
Put GPB/Call USD	BNP Paribas SA	1.249	08/01/2023	3,929,000	3,929,000	17,963	27,714	(9,751)
Put USD/Call JPY	BofA Securities LLC	134.850	07/31/2023	10,392,000	10,392,000	9,602	87,771	(78,169)
Put NZD/Call USD	Capital Securities Corp.	0.606	07/27/2023	7,954,000	7,954,000	27,380	36,618	(9,238)
Put USD/Call JPY	Deutsche Bank AG (London)	132.000	11/20/2023	5,224,000	5,224,000	36,364	108,534	(72,170)
Put USD/Call JPY	HSBC Bank PLC	138.300	07/31/2023	5,196,000	5,196,000	13,562	52,033	(38,471)
Put GPB/Call USD	JPMorgan Securities, Inc.	1.263	07/13/2023	3,867,000	3,867,000	17,444	22,186	(4,742)
Put EUR/Call USD	MS & Co. Int. PLC	1.080	07/27/2023	4,496,000	4,496,000	14,924	26,332	(11,408)
Put NZD/Call USD	MS & Co. Int. PLC	0.614	07/13/2023	7,995,000	7,995,000	36,254	28,226	8,028
Put EUR/Call CHF	UBS AG (London)	0.973	07/10/2023	1,920,000	1,920,000	3,231	3,877	(646)
Put NZD/Call USD	UBS AG (London)	0.604	07/27/2023	8,048,000	8,048,000	22,191	33,945	(11,754)
Put USD/Call JPY	UBS AG (London)	138.250	09/29/2023	4,956,000	4,956,000	51,052	53,426	(2,374)

				68,497,000	$68,497,000	$279,797	$499,136	$(219,339)

Total purchased option contracts				110,622,000	$110,622,000	$523,374	$921,422	$(398,048)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call AUD/Put NZD	BNP Paribas SA	1.101%	07/06/2023	(1,544,000)	$(1,544,000)	$(316)	$(6,613)	$6,297
Call EUR/Put CZK	BNP Paribas SA	23.720	07/24/2023	(903,000)	(903,000)	(5,448)	(4,096)	(1,352)
Call USD/Put SGD	BNP Paribas SA	1.350	07/05/2023	(1,027,000)	(1,027,000)	(3,140)	(5,295)	2,155
Call AUD/Put NZD	BofA Securities LLC	1.093	07/24/2023	(1,461,000)	(1,461,000)	(4,190)	(7,321)	3,131
Call AUD/Put NZD	BofA Securities LLC	1.090	07/27/2023	(1,481,000)	(1,481,000)	(5,654)	(7,390)	1,736
Call EUR/Put CZK	Capital Securities Corp.	23.840	07/18/2023	(896,000)	(896,000)	(2,382)	(4,463)	2,081
Call EUR/Put CZK	Citibank NA	23.625	07/03/2023	(958,000)	(958,000)	(5,836)	(4,772)	(1,064)
Call EUR/Put SEK	Citibank NA	11.585	07/18/2023	(896,000)	(896,000)	(16,533)	(7,971)	(8,562)
Call USD/Put SEK	Citibank NA	10.730	07/13/2023	(5,184,000)	(5,184,000)	(54,370)	(67,713)	13,343
Call USD/Put SGD	Citibank NA	1.348	07/27/2023	(994,000)	(994,000)	(6,028)	(4,926)	(1,102)
Call EUR/Put CZK	HSBC Bank PLC	23.700	07/26/2023	(905,000)	(905,000)	(6,242)	(4,067)	(2,175)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(899,000)	(899,000)	(6,892)	(8,725)	1,833
Call USD/Put SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(978,000)	(978,000)	(12,778)	(4,688)	(8,090)
Call EUR/Put CHF	MS & Co. Int. PLC	0.973	07/10/2023	(960,000)	(960,000)	(5,025)	(5,215)	190
Call EUR/Put CHF	MS & Co. Int. PLC	0.975	07/18/2023	(896,000)	(896,000)	(4,127)	(5,171)	1,044
Call EUR/Put CHF	MS & Co. Int. PLC	0.982	07/24/2023	(903,000)	(903,000)	(1,846)	(4,913)	3,067
Call EUR/Put CHF	MS & Co. Int. PLC	0.980	07/26/2023	(908,000)	(908,000)	(2,782)	(4,757)	1,975
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	(4,928,000)	(4,928,000)	(27,715)	(38,643)	10,928
Call USD/Put SGD	MS & Co. Int. PLC	1.341	07/24/2023	(989,000)	(989,000)	(9,658)	(4,596)	(5,062)
Call AUD/Put NZD	UBS AG (London)	1.105	07/18/2023	(1,426,000)	(1,426,000)	(1,180)	(6,618)	5,438
Call EUR/Put SEK	UBS AG (London)	11.660	07/10/2023	(960,000)	(960,000)	(11,154)	(8,584)	(2,570)
Call EUR/Put SEK	UBS AG (London)	11.740	08/01/2023	(909,000)	(909,000)	(9,705)	(8,453)	(1,252)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	(1,535,000)	(1,535,000)	(16,943)	(51,898)	34,955

				(32,540,000)	$(32,540,000)	$(219,944)	$(276,888)	$56,944

Puts
Put AUD/Call NZD	BNP Paribas SA	1.101	07/06/2023	(1,544,000)	(1,544,000)	(14,640)	(6,613)	(8,027)
Put EUR/Call CZK	BNP Paribas SA	23.720	07/24/2023	(903,000)	(903,000)	(2,431)	(4,097)	1,666
Put GPB/Call USD	BNP Paribas SA	1.263	07/13/2023	(3,867,000)	(3,867,000)	(17,444)	(34,989)	17,545
Put USD/Call SGD	BNP Paribas SA	1.350	07/05/2023	(1,027,000)	(1,027,000)	(1,166)	(5,295)	4,129
Put AUD/Call NZD	BofA Securities LLC	1.093	07/24/2023	(1,461,000)	(1,461,000)	(10,052)	(7,321)	(2,731)
Put AUD/Call NZD	BofA Securities LLC	1.090	07/27/2023	(1,481,000)	(1,481,000)	(8,715)	(7,390)	(1,325)
Put USD/Call JPY	BofA Securities LLC	138.300	07/31/2023	(5,196,000)	(5,196,000)	(13,562)	(87,854)	74,292
Put EUR/Call CZK	Capital Securities Corp.	23.840	07/18/2023	(896,000)	(896,000)	(4,890)	(4,464)	(426)
Put EUR/Call CZK	Citibank NA	23.625	07/03/2023	(958,000)	(958,000)	(53)	(4,772)	4,719
Put EUR/Call SEK	Citibank NA	11.585	07/18/2023	(896,000)	(896,000)	(1,266)	(7,971)	6,705
Put USD/Call SGD	Citibank NA	1.348	07/27/2023	(994,000)	(994,000)	(3,466)	(4,925)	1,459
Put EUR/Call CZK	HSBC Bank PLC	23.700	07/26/2023	(905,000)	(905,000)	(2,196)	(4,067)	1,871
Put USD/Call JPY	HSBC Bank PLC	134.850	07/31/2023	(10,392,000)	(10,392,000)	(9,602)	(40,238)	30,636
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(899,000)	(899,000)	(7,780)	(8,725)	945

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put USD/Call SGD	JPMorgan Securities, Inc.	1.335%	07/18/2023	(978,000)	$(978,000)	$(503)	$(4,688)	$4,185
Put EUR/Call CHF	MS & Co. Int. PLC	0.973	07/10/2023	(960,000)	(960,000)	(1,615)	(5,215)	3,600
Put EUR/Call CHF	MS & Co. Int. PLC	0.975	07/18/2023	(896,000)	(896,000)	(3,361)	(5,171)	1,810
Put EUR/Call CHF	MS & Co. Int. PLC	0.982	07/24/2023	(903,000)	(903,000)	(8,443)	(4,912)	(3,531)
Put EUR/Call CHF	MS & Co. Int. PLC	0.980	07/26/2023	(908,000)	(908,000)	(6,986)	(4,757)	(2,229)
Put EUR/Call USD	MS & Co. Int. PLC	1.094	07/13/2023	(4,520,000)	(4,520,000)	(29,830)	(49,239)	19,409
Put USD/Call SGD	MS & Co. Int. PLC	1.341	07/24/2023	(989,000)	(989,000)	(1,453)	(4,596)	3,143
Put AUD/Call NZD	UBS AG (London)	1.105	07/18/2023	(1,426,000)	(1,426,000)	(17,133)	(7,113)	(10,020)
Put EUR/Call SEK	UBS AG (London)	11.660	07/10/2023	(960,000)	(960,000)	(1,491)	(8,584)	7,093
Put EUR/Call SEK	UBS AG (London)	11.740	08/01/2023	(909,000)	(909,000)	(7,208)	(8,452)	1,244
Put NZD/Call USD	UBS AG (London)	0.614	07/13/2023	(7,995,000)	(7,995,000)	(36,254)	(54,639)	18,385
Put USD/Call ZAR	UBS AG (London)	19.380	08/14/2023	(1,535,000)	(1,535,000)	(55,704)	(46,772)	(8,932)

				(54,398,000)	$(54,398,000)	$(267,244)	$(432,859)	$165,615

Total written option contracts				(86,938,000)	$(86,938,000)	$(487,188)	$(709,747)	$222,559

TOTAL				23,684,000	$23,684,000	$36,186	$211,675	$(175,489)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 85.1%
Advertising(a)(b) –0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
	$2,539,000	4.250%		01/15/29	$ 2,134,182

Aerospace & Defense(b) – 2.2%
Howmet Aerospace, Inc.
	289,000	6.875		05/01/25	293,731
	3,040,000	3.000		01/15/29	2,663,009
Moog, Inc.(a)
	3,912,000	4.250		12/15/27	3,632,292
Spirit AeroSystems, Inc.
	5,164,000	7.500	(a)	04/15/25	5,126,148
	2,285,000	4.600		06/15/28	1,915,401
TransDigm UK Holdings PLC
	220,000	6.875		05/15/26	218,427
TransDigm, Inc.
	1,200,000	7.500		03/15/27	1,199,808
	5,323,000	5.500		11/15/27	5,033,855
	3,570,000	4.625		01/15/29	3,174,837
	8,868,000	4.875		05/01/29	7,944,309
Triumph Group, Inc.
	2,941,000	7.750	(c)	08/15/25	2,858,917
	3,951,000	9.000	(a)	03/15/28	4,038,791

					38,099,525

Airlines – 1.6%
American Airlines, Inc.(a)
	2,846,000	11.750		07/15/25	3,122,460
	3,435,000	7.250	(b)	02/15/28	3,416,485
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
	2,370,000	5.500		04/20/26	2,349,405
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
	6,403,852	5.750		01/20/26	6,062,847
United Continental Holdings, Inc.
	2,875,000	5.000		02/01/24	2,859,935
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	6,369,000	7.875		05/01/27	5,723,502
	1,585,000	9.500		06/01/28	1,456,140
	3,035,000	6.375		02/01/30	2,443,782

					27,434,556

Auto Parts & Equipment(a)(b) – 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
	4,055,000	6.750		05/15/28	4,047,660

Automotive – 4.2%
American Axle & Manufacturing, Inc.(b)
	101,000	6.250		03/15/26	98,169
	3,110,000	5.000	(c)	10/01/29	2,588,671
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)(c)
	2,952,000	8.500		05/15/27	2,959,734
Dana Financing Luxembourg S.a.r.l.(a)(b)
EUR	1,175,000	3.000		07/15/29	1,039,588
Dana, Inc.(b)
	$4,853,000	5.375		11/15/27	4,628,355
	1,205,000	4.250		09/01/30	1,011,308

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Dealer Tire LLC/DT Issuer LLC(a)(b)
	$5,849,000	8.000%		02/01/28	$ 5,353,999
Dornoch Debt Merger Sub, Inc.(a)(b)
	5,333,000	6.625		10/15/29	4,343,249
Ford Motor Co.
	2,567,000	3.250	(b)	02/12/32	2,015,916
	7,341,000	4.750		01/15/43	5,635,906
Ford Motor Credit Co. LLC(b)
	1,350,000	4.687		06/09/25	1,301,414
	3,020,000	3.375		11/13/25	2,806,607
	1,560,000	6.950		03/06/26	1,567,909
	5,425,000	4.950		05/28/27	5,118,813
	2,803,000	3.815		11/02/27	2,508,377
	2,315,000	2.900		02/16/28	1,981,848
	2,380,000	4.000		11/13/30	2,034,567
	4,307,000	3.625		06/17/31	3,527,648
General Motors Financial Co., Inc.(b)
	1,915,000	2.350		01/08/31	1,503,179
IHO Verwaltungs GmbH(a)(b)(d)
	900,000	6.000		05/15/27	848,079
EUR	970,000	8.750		05/15/28	1,092,843
	$2,985,000	6.375		05/15/29	2,788,289
(PIK 5.500%, Cash 4.750%)
	3,035,000	4.750		09/15/26	2,796,176
Nissan Motor Acceptance Co. LLC(a)(b)
	2,669,000	2.000		03/09/26	2,334,975
Nissan Motor Co. Ltd.(a)(b)
	4,225,000	3.522		09/17/25	3,929,884
The Goodyear Tire & Rubber Co.(b)
	4,080,000	9.500		05/31/25	4,181,347
ZF North America Capital, Inc.(a)(b)
	2,085,000	6.875		04/14/28	2,114,982

					72,111,832

Banks – 1.9%
Bank of America Corp.(b)(e) (5 year CMT + 1.200%)
	5,198,000	2.482		09/21/36	3,969,609
Barclays PLC(b)(e) (5 year CMT + 5.672%)
	2,472,000	8.000		06/15/24	2,326,745
Citigroup, Inc.(b)(e) (TSFR3M + 3.685%)
	2,430,000	6.300		05/15/24	2,352,240
Comerica, Inc.(b)(e) (5 year CMT + 5.291%)
	1,550,000	5.625		07/01/25	1,288,035
Credit Suisse AG
	2,135,000	7.950		01/09/25	2,176,568
Danske Bank A/S(a)(b)(e) (1 year CMT + 2.100%)
	2,135,000	6.466		01/09/26	2,134,402
Deutsche Bank AG(b)(e) (SOFR + 2.757%)
	2,225,000	3.729		01/14/32	1,678,718
Intesa Sanpaolo SpA(a)
	2,350,000	5.017		06/26/24	2,275,575
Morgan Stanley(b)(e) (SOFR + 1.360%)
	3,575,000	2.484		09/16/36	2,705,917

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Bank of New York Mellon Corp. (b)(e) (5 year CMT + 4.358%)
	$1,550,000	4.700%	09/20/25	$ 1,502,973
The PNC Financial Services Group, Inc. (b)(c)(e) (5 year CMT + 3.238%)
	4,462,000	6.200	09/15/27	4,169,293
The Toronto-Dominion Bank(b)(e) (5 year CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,506,698
UniCredit SpA(a)(b)(e) (5 year CMT + 4.750%)
	3,415,000	5.459	06/30/35	2,893,871
Wells Fargo & Co.(b)(e) (3M USD LIBOR + 3.990%)
	1,550,000	5.875	06/15/25	1,521,000

				32,501,644

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc.
	3,300,000	4.375	04/30/29	2,825,757

Building Materials(b) – 2.1%
Builders FirstSource, Inc.(a)
	5,180,000	5.000	03/01/30	4,841,487
Carrier Global Corp.
	1,910,000	3.377	04/05/40	1,465,123
CP Atlas Buyer, Inc.(a)(c)
	7,292,000	7.000	12/01/28	5,712,626
Emerald Debt Merger Sub LLC(a)
	4,030,000	6.625	12/15/30	3,998,848
James Hardie International Finance DAC(a)
	5,125,000	5.000	01/15/28	4,834,669
Masonite International Corp.(a)
	4,209,000	5.375	02/01/28	4,006,084
	1,241,000	3.500	02/15/30	1,047,503
SRM Escrow Issuer LLC(a)
	6,780,000	6.000	11/01/28	6,413,541
Standard Industries, Inc.(a)
	1,880,000	5.000	02/15/27	1,791,809
	1,230,000	4.750	01/15/28	1,145,880

				35,257,570

Capital Goods(a)(b) – 0.1%
Cirsa Finance International S.a.r.l.
EUR	2,040,000	10.375	11/30/27	2,385,389

Chemicals(b) – 3.7%
Ashland, Inc.(a)
	$2,340,000	3.375	09/01/31	1,869,683
Avient Corp.(a)
	2,660,000	7.125	08/01/30	2,690,457
Axalta Coating Systems LLC(a)
	2,760,000	3.375	02/15/29	2,350,444
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(a)
	3,205,000	4.750	06/15/27	3,032,571
Herens Holdco S.a.r.l.(a)
	6,437,000	4.750	05/15/28	4,952,950

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b) – (continued)
Ingevity Corp.(a)
	$2,946,000	3.875%		11/01/28	$ 2,516,856
Minerals Technologies, Inc.(a)
	3,421,000	5.000		07/01/28	3,119,541
Olympus Water U.S. Holding Corp.(a)
	4,045,000	9.750		11/15/28	3,944,482
Olympus Water US Holding Corp.(a)
EUR 750,000		3.875		10/01/28	647,395
	$5,755,000	4.250		10/01/28	4,548,407
	658,000	6.250	(c)	10/01/29	474,925
Polar US Borrower LLC/Schenectady International Group, Inc.(a)
	2,544,000	6.750		05/15/26	1,512,713
SPCM SA(a)
	2,200,000	3.125		03/15/27	1,973,334
	3,870,000	3.375		03/15/30	3,225,374
The Chemours Co.
	883,000	5.375		05/15/27	833,358
	4,586,000	5.750	(a)	11/15/28	4,214,030
	5,700,000	4.625	(a)	11/15/29	4,816,101
Tronox, Inc.(a)
	5,297,000	4.625		03/15/29	4,397,887
Valvoline, Inc.(a)
	2,095,000	4.250		02/15/30	2,059,343
	1,946,000	3.625		06/15/31	1,582,390
Vibrantz Technologies, Inc.(a)
	2,910,000	9.000		02/15/30	2,229,758
WR Grace Holdings LLC(a)
	2,893,000	4.875		06/15/27	2,693,817
	1,914,000	5.625		08/15/29	1,564,159
	2,610,000	7.375		03/01/31	2,572,886

					63,822,861

Commercial Services – 4.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	4,498,000	9.750		07/15/27	3,961,389
	955,000	6.000		06/01/29	707,559
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(a)(b)
	1,474,000	4.625		06/01/28	1,247,653
	2,626,000	4.625		06/01/28	2,210,120
APi Group DE, Inc.(a)(b)
	5,388,000	4.125		07/15/29	4,666,170
	2,159,000	4.750		10/15/29	1,943,359
APX Group, Inc.(a)(b)
	1,525,000	6.750		02/15/27	1,496,040
	10,145,000	5.750		07/15/29	8,820,063
Autostrade per l’Italia SpA(b)
EUR	2,690,000	2.000		12/04/28	2,569,147
BCP V Modular Services Finance II PLC(a)(b)
	1,780,000	4.750		11/30/28	1,652,928
Garda World Security Corp.(a)(b)
	$2,397,000	7.750		02/15/28	2,392,685
Gartner, Inc.(a)(b)
	2,202,000	3.625		06/15/29	1,941,834

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Herc Holdings, Inc.(a)(b)
	$3,019,000	5.500%		07/15/27	$ 2,898,391
MPH Acquisition Holdings LLC(a)(b)(c)
	9,127,000	5.750		11/01/28	6,869,528
NESCO Holdings II, Inc.(a)(b)
	1,618,000	5.500		04/15/29	1,459,549
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c)
	3,400,000	4.000		06/15/29	2,685,184
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	1,739,000	5.250		04/15/24	1,723,732
	4,553,000	3.375	(b)	08/31/27	4,017,340
	2,277,000	6.250	(b)	01/15/28	2,132,206
PROG Holdings, Inc.(a)(b)
	5,520,000	6.000		11/15/29	4,851,528
Q-Park Holding I BV(b)
EUR	769,000	1.500		03/01/25	803,847
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b)
	$780,000	4.625		11/01/26	735,844
The ADT Security Corp.(a)(b)
	4,361,000	4.125		08/01/29	3,775,667
The Brink’s Co.(a)(b)
	4,033,000	4.625		10/15/27	3,752,787
TriNet Group, Inc.(a)(b)
	3,191,000	3.500		03/01/29	2,780,478
Verisure Holding AB(a)(b)
EUR	650,000	3.250		02/15/27	631,401
Verisure Midholding AB(a)(b)
	725,000	5.250		02/15/29	685,284

					73,411,713

Computers(b) – 1.3%
Ahead DB Holdings LLC(a)
	$2,695,000	6.625		05/01/28	2,191,547
Booz Allen Hamilton, Inc.(a)
	2,625,000	4.000		07/01/29	2,348,115
Crowdstrike Holdings, Inc.
	6,771,000	3.000		02/15/29	5,834,367
KBR, Inc.(a)
	2,613,000	4.750		09/30/28	2,394,501
Presidio Holdings, Inc.(a)
	—	8.250		02/01/28	—
Science Applications International Corp.(a)
	2,354,000	4.875		04/01/28	2,207,887
Seagate HDD Cayman(a)
	1,270,000	8.250		12/15/29	1,326,985
	2,561,220	9.625		12/01/32	2,831,173
Virtusa Corp.(a)
	2,960,000	7.125		12/15/28	2,426,786

					21,561,361

Distribution & Wholesale(a)(b) – 1.5%
American Builders & Contractors Supply Co., Inc.
	9,444,000	3.875		11/15/29	8,116,835
BCPE Empire Holdings, Inc.
	7,872,000	7.625		05/01/27	7,333,240

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(a)(b) – (continued)
H&E Equipment Services, Inc.
$6,180,000	3.875%		12/15/28	$ 5,368,504
Resideo Funding, Inc.
2,285,000	4.000		09/01/29	1,898,629
Univar Solutions USA, Inc.
2,270,000	5.125		12/01/27	2,319,804

				25,037,012

Diversified Financial Services – 3.9%
AerCap Holdings NV(b)(e) (5 year CMT + 4.535%)
3,115,000	5.875		10/10/79	2,948,846
Ally Financial, Inc.(b)
2,606,000	5.750		11/20/25	2,507,988
(5 year CMT + 3.868%)
6,075,000	4.700	(e)	05/15/26	4,284,637
American Express Co.(b)(e) (5 year CMT + 2.854%)
525,000	3.550		09/15/26	435,461
Capital One Financial Corp.(b)(e) (5 year CMT + 3.157%)
2,085,000	3.950		09/01/26	1,562,124
Castlelake Aviation Finance DAC(a)(b)
6,440,000	5.000		04/15/27	5,727,350
Global Aircraft Leasing Co. Ltd.(d)(a)(b) (PIK 7.250%, Cash 6.500%)
7,924,559	6.500		09/15/24	7,258,183
Jane Street Group/JSG Finance, Inc.(a)(b)
2,731,000	4.500		11/15/29	2,353,603
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
3,928,000	5.000		08/15/28	3,233,687
LPL Holdings, Inc.(a)(b)
1,620,000	4.625		11/15/27	1,516,450
Macquarie Airfinance Holdings Ltd.(a)(b)
1,700,000	8.375		05/01/28	1,722,780
Navient Corp.
2,000,000	6.750		06/15/26	1,934,220
5,413,000	5.000	(b)	03/15/27	4,856,977
3,153,000	4.875	(b)	03/15/28	2,701,427
4,060,000	5.500	(b)	03/15/29	3,463,951
NFP Corp.(a)(b)
2,960,000	6.875		08/15/28	2,571,470
OneMain Finance Corp.
5,643,000	6.125	(b)	03/15/24	5,622,855
2,793,000	7.125		03/15/26	2,749,401
1,458,000	3.500	(b)	01/15/27	1,253,763
690,000	9.000	(b)	01/15/29	695,934
2,254,000	4.000	(b)	09/15/30	1,737,924
The Charles Schwab Corp.(b)(e) (3M USD LIBOR + 2.575%)
3,305,000	5.000		12/01/27	2,514,477
United Wholesale Mortgage LLC(a)(b)
3,641,000	5.500		04/15/29	3,123,650

				66,777,158

Electrical – 0.5%
Duke Energy Corp.(a)
2,045,000	4.125		04/15/26	1,996,942

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Edison International(b)(e) (5 year CMT + 4.698%)
	$4,285,000	5.375%		03/15/26	$ 3,750,832
Pike Corp.(a)(b)
	2,442,000	5.500		09/01/28	2,196,726

					7,944,500

Electrical Components & Equipment(a)(b) – 0.1%
Wesco Distribution, Inc.
	2,270,000	7.125		06/15/25	2,296,650

Electronics(a) – 1.1%
Atkore, Inc.(b)
	2,593,000	4.250		06/01/31	2,255,236
Coherent Corp.(b)
	2,689,000	5.000		12/15/29	2,429,108
Imola Merger Corp.(b)
	4,151,000	4.750		05/15/29	3,619,796
Sensata Technologies B.V.
	1,599,000	5.000		10/01/25	1,565,677
	1,135,000	4.000	(b)	04/15/29	1,010,275
	3,139,000	5.875	(b)	09/01/30	3,052,803
Sensata Technologies, Inc.(b)
	3,389,000	4.375		02/15/30	3,045,389
	1,519,000	3.750		02/15/31	1,301,616

					18,279,900

Engineering & Construction(b) – 0.6%
AECOM
	2,957,000	5.125		03/15/27	2,858,473
Global Infrastructure Solutions, Inc.(a)
	5,375,000	5.625		06/01/29	4,387,021
	2,915,000	7.500		04/15/32	2,495,648

					9,741,142

Entertainment(b) – 2.9%
Allen Media LLC/Allen Media Co-Issuer, Inc.(a)
	9,832,000	10.500		02/15/28	5,082,456
Banijay Group SAS(a)
EUR	1,275,000	6.500		03/01/26	1,382,641
Boyne USA, Inc.(a)
	$3,443,000	4.750		05/15/29	3,121,630
Caesars Entertainment, Inc.(a)
	2,588,000	8.125		07/01/27	2,645,557
	2,050,000	7.000		02/15/30	2,059,984
Cinemark USA, Inc.(a)(c)
	1,925,000	5.250		07/15/28	1,710,613
Everi Holdings, Inc.(a)
	3,190,000	5.000		07/15/29	2,802,766
International Game Technology PLC
	2,511,000	4.125	(a)	04/15/26	2,383,316
EUR	2,364,000	2.375		04/15/28	2,311,681
	$3,131,000	5.250	(a)	01/15/29	2,961,550
Motion Bondco DAC(a)
	2,235,000	6.625		11/15/27	2,066,995

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(b) – (continued)
Penn Entertainment, Inc.(a)
	$2,900,000	5.625%		01/15/27	$ 2,725,304
	1,580,000	4.125		07/01/29	1,295,221
Pinewood Finance Co. Ltd.
GBP	2,125,000	3.250	(a)	09/30/25	2,483,307
	1,525,000	3.250		09/30/25	1,782,138
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)
	$4,764,000	5.625		09/01/29	3,593,247
SeaWorld Parks & Entertainment, Inc.(a)
	4,500,000	5.250		08/15/29	4,046,580
WMG Acquisition Corp.(a)
	1,655,000	3.750		12/01/29	1,434,554
	1,200,000	3.875		07/15/30	1,037,940
	2,922,000	3.000		02/15/31	2,364,219

					49,291,699

Environmental(a)(b) – 0.5%
GFL Environmental, Inc.
	2,216,000	4.000		08/01/28	1,986,888
	3,460,000	3.500		09/01/28	3,076,805
	3,235,000	4.375		08/15/29	2,899,854

					7,963,547

Food & Drug Retailing – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
	272,000	4.625		01/15/27	257,924
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(a)(b)
	3,744,000	3.500		03/15/29	3,256,194
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	2,363,000	7.500		04/15/25	2,362,669
New Albertsons LP
	3,100,000	7.450		08/01/29	3,172,633
Performance Food Group, Inc.(a)(b)
	6,255,000	4.250		08/01/29	5,569,014
Post Holdings, Inc.(a)(b)
	2,456,000	5.750		03/01/27	2,399,586
	268,000	5.625		01/15/28	257,797
	588,000	5.500		12/15/29	543,906
	3,980,000	4.625		04/15/30	3,490,182
Sigma Holdco B.V.(a)(b)
	4,900,000	7.875		05/15/26	4,173,036
US Foods, Inc.(a)(b)
	2,441,000	6.250		04/15/25	2,442,562

					27,925,503

Forest Products&Paper(b) – 0.1%
Mercer International, Inc.
	2,248,000	5.500		01/15/26	2,122,539

Gaming(b) – 1.1%
Las Vegas Sands Corp.
	6,859,000	3.200		08/08/24	6,651,858
Melco Resorts Finance Ltd.(a)
	2,395,000	4.875		06/06/25	2,260,760

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming(b) – (continued)
MGM Resorts International
	$5,355,000	5.500%		04/15/27	$ 5,148,083
Sands China Ltd.
	2,315,000	5.625		08/08/25	2,248,999
Wynn Macau Ltd.(a)
	2,072,000	4.875		10/01/24	2,011,995

					18,321,695

Gas(b) – 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.(a)
	3,950,000	9.375		06/01/28	4,013,951
AmeriGas Partners LP/AmeriGas Finance Corp.
	2,240,000	5.875		08/20/26	2,113,910
	8,008,000	5.750		05/20/27	7,365,598

					13,493,459

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	2,165,000	6.050		02/15/26	2,169,114

Healthcare Providers & Services(b) – 2.4%
Catalent Pharma Solutions, Inc.(a)
	5,539,000	3.500		04/01/30	4,486,645
Centene Corp.
	12,000	4.625		12/15/29	11,057
	2,570,000	3.375		02/15/30	2,209,840
	4,574,000	2.500		03/01/31	3,647,262
	911,000	2.625		08/01/31	725,794
CHS/Community Health Systems, Inc.(a)
	2,003,000	8.000		03/15/26	1,951,262
	4,019,000	5.625		03/15/27	3,554,725
	1,325,000	5.250		05/15/30	1,047,969
Laboratoire Eimer Selas(a)
EUR	600,000	5.000		02/01/29	476,643
Medline Borrower LP(a)
	$6,790,000	3.875		04/01/29	5,905,738
	3,648,000	5.250		10/01/29	3,166,537
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	2,871,000	9.750		12/01/26	2,408,568
Tenet Healthcare Corp.
	850,000	6.250		02/01/27	842,894
	4,097,000	4.625		06/15/28	3,828,278
	3,270,000	4.250		06/01/29	2,954,151
	1,592,000	6.125		06/15/30	1,568,836
	2,465,000	6.750	(a)	05/15/31	2,478,977

					41,265,176

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG
EUR	1,745,000	9.375		05/15/28	1,926,728

Home Builders(a)(b) – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
	$1,645,000	5.000		06/15/29	1,330,410
	1,031,000	4.875		02/15/30	816,789

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a)(b) – (continued)
LGI Homes, Inc.
$2,141,000	4.000%		07/15/29	$ 1,789,469
Thor Industries, Inc.
5,925,000	4.000		10/15/29	5,030,740

				8,967,408

Household Products(b) – 0.2%
Central Garden & Pet Co.
2,307,000	4.125		10/15/30	1,935,112
1,000,000	4.125	(a)	04/30/31	829,370

				2,764,482

Housewares(b) – 0.2%
Newell Brands, Inc.
1,282,000	4.875		06/01/25	1,236,579
1,745,000	6.000		04/01/46	1,381,865
The Scotts Miracle-Gro Co.
—	4.000		04/01/31	—

				2,618,444

Insurance(b) – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(a)
7,413,000	4.250		02/15/29	6,399,124
1,140,000	6.000		08/01/29	987,172
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
2,884,000	6.750		10/15/27	2,711,162
2,355,000	6.750		04/15/28	2,322,006
Voya Financial, Inc.(e) (5 year CMT + 3.358%)

2,597,000	6.125		09/15/23	2,526,855

				14,946,319

Internet(a)(b) – 1.8%
ANGI Group LLC(c)
3,624,000	3.875		08/15/28	2,963,780
Cars.com, Inc.
3,260,000	6.375		11/01/28	3,028,833
Gen Digital, Inc.
3,730,000	6.750		09/30/27	3,721,608
Getty Images, Inc.
—	9.750		03/01/27	—
ION Trading Technologies Sarl
2,087,000	5.750		05/15/28	1,800,225
Match Group Holdings II LLC
2,033,000	4.625		06/01/28	1,866,660
2,459,000	5.625		02/15/29	2,326,657
2,269,000	3.625		10/01/31	1,866,094
Newfold Digital Holdings Group, Inc.
4,281,000	6.000		02/15/29	3,211,349
Uber Technologies, Inc.
2,335,000	7.500		05/15/25	2,365,612
474,000	8.000		11/01/26	482,807
712,000	6.250		01/15/28	709,358
2,990,000	4.500		08/15/29	2,752,175

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – (continued)
Ziff Davis, Inc.
	$4,653,000	4.625%		10/15/30	$ 4,037,455

					31,132,613

Investment Companies(b) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	2,555,000	4.750		09/15/24	2,440,536

Iron/Steel(a)(b) – 0.4%
Cleveland-Cliffs, Inc.
	2,425,000	6.750		04/15/30	2,337,579
Mineral Resources Ltd.
	4,610,000	8.000		11/01/27	4,639,043

					6,976,622

Leisure Time(b) – 2.0%
Carnival Corp.
EUR	1,000,000	10.125		02/01/26	1,144,374
	$1,034,000	7.625	(a)	03/01/26	1,012,555
	5,106,000	5.750	(a)	03/01/27	4,697,111
	1,327,000	9.875	(a)	08/01/27	1,381,380
MajorDrive Holdings IV LLC(a)
	5,000,000	6.375		06/01/29	3,961,700
NCL Corp. Ltd.(a)
	2,269,000	3.625		12/15/24	2,180,736
	5,222,000	5.875		03/15/26	4,901,682
	310,000	7.750		02/15/29	295,328
Royal Caribbean Cruises Ltd.(a)
	4,540,000	4.250		07/01/26	4,187,197
	3,280,000	5.500		08/31/26	3,112,261
	2,855,000	5.375		07/15/27	2,676,791
	2,565,000	11.625		08/15/27	2,790,617
TUI Cruises GmbH
EUR	575,000	6.500	(a)	05/15/26	580,941
	2,011,000	6.500		05/15/26	2,031,777

					34,954,450

Lodging(b) – 1.9%
Hilton Domestic Operating Co., Inc.
	$1,922,000	4.875		01/15/30	1,791,938
	1,460,000	4.000	(a)	05/01/31	1,267,835
	2,295,000	3.625	(a)	02/15/32	1,913,732
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
	5,410,000	5.000		06/01/29	4,802,403
	2,913,000	4.875		07/01/31	2,444,065
Marriott Ownership Resorts, Inc.
	2,864,000	4.750		01/15/28	2,585,906
	2,585,000	4.500	(a)	06/15/29	2,229,743
MGM Resorts International
	4,046,000	4.750		10/15/28	3,674,537
Travel + Leisure Co.
	4,005,000	6.625	(a)	07/31/26	3,989,741
	2,397,000	6.000		04/01/27	2,323,076
	2,610,000	4.500	(a)	12/01/29	2,239,119

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(b) – (continued)
Travel + Leisure Co. – (continued)
	$3,287,000	4.625	%(a)	03/01/30	$ 2,781,985

					32,044,080

Machinery - Construction & Mining(a)(b) – 0.5%
BWX Technologies, Inc.
	4,375,000	4.125		04/15/29	3,959,419
The Manitowoc Co., Inc.
	—	9.000		04/01/26	—
	Vertiv Group Corp.
	5,321,000	4.125		11/15/28	4,796,722

					8,756,141

Machinery-Diversified(a)(b) – 1.1%
Chart Industries, Inc.
	3,910,000	7.500		01/01/30	3,990,077
Husky III Holding Ltd.(d)
	6,198,000	13.000		02/15/25	5,646,502
Mueller Water Products, Inc.
	3,183,000	4.000		06/15/29	2,828,287
Titan Acquisition Ltd./Titan Co-Borrower LLC
	2,414,000	7.750		04/15/26	2,192,491
TK Elevator Holdco GmbH(c)
	4,672,000	7.625		07/15/28	4,261,331

					18,918,688

	Media – 6.0%
Altice Financing SA(a)(b)
	4,111,000	5.000		01/15/28	3,288,307
	Altice Finco SA(b)
EUR	3,265,000	4.750		01/15/28	2,377,365
Audacy Capital Corp.(a)(b)
	$3,855,000	6.500		05/01/27	90,207
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	4,244,000	5.500	(a)	05/01/26	4,138,324
	4,554,000	5.125	(a)	05/01/27	4,235,083
	2,731,000	4.750	(a)	03/01/30	2,336,807
	6,131,000	4.500	(a)	08/15/30	5,107,184
	15,352,000	4.250	(a)	02/01/31	12,402,113
	2,804,000	4.500		05/01/32	2,230,274
	CSC Holdings LLC
	10,000	5.250		06/01/24	9,302
	2,306,000	4.625	(a)(b)	12/01/30	1,026,608
Cumulus Media New Holdings, Inc.(a)(b)(c)
	1,742,000	6.750		07/01/26	1,199,193
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(f)
	4,800,000	5.375		08/15/26	158,736
	3,812,000	6.625		08/15/27	113,407
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	3,330,000	5.875		08/15/27	3,015,215
	DISH DBS Corp.(b)
	5,216,000	5.250	(a)	12/01/26	4,206,287
	3,697,000	7.375		07/01/28	1,980,261
DISH Network Corp.(a)(b)
	1,718,000	11.750		11/15/27	1,680,049

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
iHeartCommunications, Inc.(b)
	$680,000	6.375%		05/01/26	$ 572,893
	6,985,000	8.375	(c)	05/01/27	4,653,197
	2,599,000	4.750	(a)	01/15/28	1,961,881
Nexstar Media, Inc.(a)(b)
	2,744,000	5.625		07/15/27	2,558,341
Sinclair Television Group, Inc.(a)(b)
	3,102,000	4.125		12/01/30	2,042,109
Sirius XM Radio, Inc.(a)(b)
	2,525,000	3.125		09/01/26	2,274,949
	5,374,000	5.000		08/01/27	4,967,726
	850,000	4.000		07/15/28	739,492
TEGNA, Inc.(b)
	742,000	4.750	(a)	03/15/26	712,209
	3,365,000	4.625		03/15/28	2,972,237
	2,395,000	5.000		09/15/29	2,072,322
Townsquare Media, Inc.(a)(b)
	2,420,000	6.875		02/01/26	2,322,111
UPC Holding B.V.(a)(b)
	3,025,000	5.500		01/15/28	2,650,414
Urban One, Inc.(a)(b)
	10,726,000	7.375		02/01/28	9,389,326
Virgin Media Secured Finance PLC(a)(b)
	2,150,000	5.500		05/15/29	1,951,189
Virgin Media Vendor Financing Notes IV DAC(a)(b)
	1,850,000	5.000		07/15/28	1,622,450
VZ Secured Financing B.V.(a)(b)
	2,320,000	5.000		01/15/32	1,871,080
Ziggo B.V.(a)(b)
	2,492,000	4.875		01/15/30	2,071,251
Ziggo Bond Co. B.V.(b)
EUR	2,175,000	3.375	(a)	02/28/30	1,750,543
	1,725,000	3.375		02/28/30	1,388,362
	$1,725,000	5.125	(a)	02/28/30	1,310,000

					101,448,804

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co of America, Inc.
	3,142,000	4.375		10/15/29	2,814,101

Mining(a)(b) – 0.4%
FMG Resources August 2006 Pty Ltd
	2,785,000	5.875		04/15/30	2,654,161
Novelis Corp.
	4,432,000	4.750		01/30/30	3,939,206

					6,593,367

Miscellaneous Manufacturing(b) – 0.5%
Amsted Industries, Inc.(a)
	3,272,000	5.625		07/01/27	3,173,873
Hillenbrand, Inc.
	909,000	5.750		06/15/25	900,182
	4,364,000	3.750		03/01/31	3,699,581

					7,773,636

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(a)(b) – 0.2%
Xerox Holdings Corp.
$2,775,000	5.000%		08/15/25	$ 2,611,913

Oil Field Services – 6.0%
Aethon United BR LP / Aethon United Finance Corp.(a)(b)
3,171,000	8.250		02/15/26	3,121,310
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
2,599,000	6.250		04/01/28	2,441,657
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
1,706,000	7.000		11/01/26	1,650,128
Berry Petroleum Co. LLC(a)(b)
2,916,000	7.000		02/15/26	2,703,948
Callon Petroleum Co.(a)(b)
2,528,000	7.500		06/15/30	2,386,533
Chord Energy Corp.(a)(b)
2,150,000	6.375		06/01/26	2,132,004
Civitas Resources, Inc.(a)(b)
3,990,000	5.000		10/15/26	3,786,231
335,000	8.375		07/01/28	338,893
CNX Resources Corp.(a)(b)
375,000	7.250		03/14/27	371,959
2,915,000	7.375		01/15/31	2,846,148
Continental Resources, Inc.(b)
2,470,000	4.375		01/15/28	2,319,528
CrownRock LP/CrownRock Finance, Inc.(a)(b)
5,831,000	5.625		10/15/25	5,755,722
1,035,000	5.000		05/01/29	973,190
Earthstone Energy Holdings LLC(a)(b)
3,385,000	9.875		07/15/31	3,348,340
Matador Resources Co.(a)(b)
3,288,000	6.875		04/15/28	3,254,166
MEG Energy Corp.(a)(b)
3,838,000	7.125		02/01/27	3,896,222
Nabors Industries Ltd.(a)(b)
336,000	7.250		01/15/26	313,881
Nabors Industries, Inc.(a)(b)
6,530,000	7.375		05/15/27	6,211,271
Noble Finance II LLC(a)(b)
2,645,000	8.000		04/15/30	2,686,368
Northern Oil & Gas, Inc.(a)(b)
4,070,000	8.750		06/15/31	3,997,310
Occidental Petroleum Corp.
1,071,000	5.875	(b)	09/01/25	1,067,048
775,000	5.500	(b)	12/01/25	768,475
2,533,000	6.450		09/15/36	2,607,521
8,559,000	4.400	(b)	04/15/46	6,709,486
Permian Resources Operating LLC(a)(b)
2,054,000	6.875		04/01/27	2,026,435
Range Resources Corp.(a)(b)
2,660,000	4.750		02/15/30	2,396,288
SM Energy Co.(b)
2,537,000	6.750		09/15/26	2,485,347
875,000	6.500		07/15/28	840,744
Southwestern Energy Co.(b)
6,438,000	5.375		02/01/29	6,077,536

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Southwestern Energy Co.(b) – (continued)
	$1,160,000	5.375%		03/15/30	$ 1,082,454
	525,000	4.750		02/01/32	463,817
Sunoco LP/Sunoco Finance Corp.(b)
	4,425,000	4.500		04/30/30	3,888,557
TechnipFMC PLC(a)(b)
	1,240,000	6.500		02/01/26	1,223,830
Transocean Poseidon Ltd.(a)(b)
	2,522,813	6.875		02/01/27	2,505,708
Transocean Titan Financing Ltd.(a)(b)
	415,000	8.375		02/01/28	423,615
Transocean, Inc.(a)(b)
	5,014,000	11.500		01/30/27	5,211,501
	300,000	8.750		02/15/30	304,608
USA Compression Partners LP/USA Compression Finance Corp.(b)
	7,894,000	6.875		04/01/26	7,716,622

					102,334,401

Packaging(b) – 2.8%
ARD Finance SA(d) (PIK 5.750%, Cash 5.000%)
EUR	2,294,375	5.000		06/30/27	1,935,075
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	1,545,000	3.000		09/01/29	1,254,937
	$2,670,000	4.000	(a)	09/01/29	2,119,286
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	2,038,000	5.250		08/15/27	1,736,947
	3,349,000	5.250		08/15/27	2,843,669
Ball Corp.
	4,036,000	6.875		03/15/28	4,118,617
	3,620,000	6.000		06/15/29	3,593,429
	2,925,000	2.875		08/15/30	2,428,247
Berry Global, Inc.(a)
	2,300,000	5.500		04/15/28	2,269,410
Crown Americas LLC
	1,625,000	5.250		04/01/30	1,548,089
Crown Americas LLC/Crown Americas Capital Corp. VI
	2,709,000	4.750		02/01/26	2,625,184
Kleopatra Finco S.a.r.l.
EUR	1,986,000	4.250		03/01/26	1,810,307
Kleopatra Holdings 2 SCA
	2,825,000	6.500	(a)	09/01/26	1,991,694
	1,900,000	6.500		09/01/26	1,339,547
LABL, Inc.(a)
	$2,337,000	6.750		07/15/26	2,298,393
	4,030,000	10.500		07/15/27	3,868,961
Mauser Packaging Solutions Holding Co.(a)
	3,625,000	7.875		08/15/26	3,595,637
OI European Group BV(a)
EUR	650,000	6.250		05/15/28	725,877
Owens-Brockway Glass Container, Inc.(a)
	$3,078,000	6.625		05/13/27	3,060,148

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(b) – (continued)
TriMas Corp.(a)
$2,865,000	4.125%		04/15/29	$ 2,555,551

				47,719,005

Pharmaceuticals(b) – 2.1%
AdaptHealth LLC(a)
—	5.125		03/01/30	—
Bausch Health Cos., Inc.(a)
454,000	5.500		11/01/25	401,300
1,465,000	6.125		02/01/27	937,922
804,000	14.000		10/15/30	481,395
Cheplapharm Arzneimittel GmbH(a)
4,494,000	5.500		01/15/28	4,087,607
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)
6,871,000	7.875		09/01/25	6,302,081
Jazz Securities DAC (a)
4,650,000	4.375		01/15/29	4,150,683
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)
6,540,000	4.125		04/30/28	5,807,193
5,380,000	5.125		04/30/31	4,437,747
Perrigo Finance Unlimited Co.
1,218,000	4.375		03/15/26	1,157,758
6,986,000	4.650		06/15/30	6,182,191
Prestige Brands, Inc.(a)
2,014,000	3.750		04/01/31	1,659,415

				35,605,292

Pipelines(b) – 4.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.(a)
1,800,000	5.750		03/01/27	1,734,030
Buckeye Partners LP
600,000	4.350		10/15/24	585,360
3,545,000	3.950		12/01/26	3,216,166
1,124,000	4.125		12/01/27	1,022,413
1,534,000	4.500	(a)	03/01/28	1,384,880
Cheniere Energy Partners LP
4,394,000	4.000		03/01/31	3,869,972
Cheniere Energy, Inc.
2,464,000	4.625		10/15/28	2,304,481
CNX Midstream Partners LP(a)
2,751,000	4.750		04/15/30	2,327,181
DT Midstream, Inc.(a)
3,150,000	4.375		06/15/31	2,715,898
EnLink Midstream LLC
2,429,000	5.375		06/01/29	2,316,294
2,350,000	6.500	(a)	09/01/30	2,347,391
EQM Midstream Partners LP(a)
3,400,000	7.500		06/01/27	3,433,354
Genesis Energy LP/Genesis Energy Finance Corp.
5,624,000	8.000		01/15/27	5,483,231
1,470,000	8.875		04/15/30	1,436,161
Global Partners LP/GLP Finance Corp.
912,000	7.000		08/01/27	887,786
1,383,000	6.875		01/15/29	1,286,204

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(b) – (continued)
Howard Midstream Energy Partners LLC(a)
	$6,006,000	6.750%		01/15/27	$ 5,722,096
	1,875,000	8.875		07/15/28	1,886,438
Kinetik Holdings LP(a)
	4,315,000	5.875		06/15/30	4,103,479
NuStar Logistics LP
	3,321,000	5.750		10/01/25	3,248,835
	3,606,000	5.625		04/28/27	3,466,304
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	4,601,000	5.750	(c)	04/15/25	4,179,870
	2,340,000	9.000	(a)(g)	10/15/26	2,272,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
	3,675,000	6.000		09/01/31	3,164,322
Venture Global Calcasieu Pass LLC(a)
	2,815,000	4.125		08/15/31	2,423,602
Venture Global LNG, Inc.(a)
	3,770,000	8.125		06/01/28	3,834,316
Western Midstream Operating LP
	7,170,000	4.300		02/01/30	6,453,789

					77,106,461

Real Estate – 0.6%
Cushman & Wakefield U.S. Borrower LLC(a)(b)
	2,303,000	6.750		05/15/28	2,084,077
Kennedy-Wilson, Inc.(b)
	2,735,000	4.750		03/01/29	2,161,470
	3,501,000	4.750		02/01/30	2,651,762
	1,514,000	5.000		03/01/31	1,132,018
Redfin Corp.
	2,115,000	0.500		04/01/27	1,447,304

					9,476,631

Real Estate Investment Trust(b) – 1.3%
CTR Partnership LP/CareTrust Capital Corp.(a)
	1,045,000	3.875		06/30/28	906,015
Iron Mountain, Inc.(a)
	2,425,000	7.000		02/15/29	2,430,020
MPT Operating Partnership LP/MPT Finance Corp.
GBP	2,000,000	2.550		12/05/23	2,446,146
	2,225,000	3.692		06/05/28	1,949,766
	$2,044,000	4.625		08/01/29	1,547,901
	4,565,000	3.500		03/15/31	3,153,411
SBA Communications Corp.
	3,142,000	3.125		02/01/29	2,664,039
Service Properties Trust
	3,253,000	4.500		03/15/25	3,074,313
	1,493,000	7.500		09/15/25	1,467,499
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
	2,190,000	10.500		02/15/28	2,173,356

					21,812,466

Retailing – 5.2%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	2,583,000	3.875		01/15/28	2,361,663

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
1011778 BC ULC/New Red Finance, Inc.(a)(b) – (continued)
	$2,755,000	4.375%		01/15/28	$ 2,545,648
	4,166,000	4.000		10/15/30	3,585,176
Arko Corp.(a)(b)
	11,184,000	5.125		11/15/29	9,115,184
Asbury Automotive Group, Inc.(b)
	573,000	4.500		03/01/28	527,848
	3,456,000	4.625	(a)	11/15/29	3,076,116
	185,000	4.750		03/01/30	164,304
	1,014,000	5.000	(a)	02/15/32	885,942
Beacon Roofing Supply, Inc.(a)(b)
	3,600,000	4.125		05/15/29	3,187,296
Carvana Co.(a)(b)
	1,605,000	5.500		04/15/27	1,091,063
eG Global Finance PLC(a)(b)
	2,541,000	6.750		02/07/25	2,468,582
	2,210,000	8.500		10/30/25	2,154,794
Foundation Building Materials, Inc.(a)(b)
	2,772,000	6.000		03/01/29	2,315,313
Group 1 Automotive, Inc.(a)(b)
	2,208,000	4.000		08/15/28	1,941,362
GYP Holdings III Corp.(a)(b)
	6,227,000	4.625		05/01/29	5,511,891
Ken Garff Automotive LLC(a)(b)
	6,491,000	4.875		09/15/28	5,726,360
LCM Investments Holdings II LLC(a)(b)
	5,325,000	4.875		05/01/29	4,569,542
Lithia Motors, Inc.(a)(b)
	1,258,000	3.875		06/01/29	1,096,385
	853,000	4.375		01/15/31	736,344
Macy’s Retail Holdings LLC(a)(b)
	382,000	5.875		04/01/29	348,728
Maryland Bidco Ltd.(d)(b)
GBP	1,071,000	10.000		01/26/28	1,159,898
Murphy Oil USA, Inc.(a)(b)
	$3,341,000	3.750		02/15/31	2,807,409
Nordstrom, Inc.(b)
	1,795,000	4.375		04/01/30	1,483,711
Penske Automotive Group, Inc.(b)
	3,707,000	3.500	(c)	09/01/25	3,530,250
	3,469,000	3.750		06/15/29	2,995,724
Sonic Automotive, Inc.(a)(b)
	4,457,000	4.625		11/15/29	3,754,711
	2,092,000	4.875		11/15/31	1,715,482
SRS Distribution, Inc.(a)(b)
	2,238,000	6.125		07/01/29	1,943,524
	1,814,000	6.000		12/01/29	1,564,629
Staples, Inc.(a)(b)
	2,435,000	7.500		04/15/26	2,006,537
Stonegate Pub Co. Financing 2019 PLC(a)(b)
GBP	1,750,000	8.250		07/31/25	2,038,454
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
	$2,121,000	5.875		03/01/27	2,060,848
	3,272,000	5.000	(a)	06/01/31	2,753,126
The Cheesecake Factory, Inc.
	1,728,000	0.375		06/15/26	1,449,360

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Yum! Brands, Inc.(b)
	$4,248,000	3.625%	03/15/31	$ 3,677,791

				88,350,995

Semiconductors(b) – 0.6%
Amkor Technology, Inc.(a)
	3,658,000	6.625	09/15/27	3,661,951
Broadcom, Inc.(a)
	3,590,000	3.137	11/15/35	2,751,663
Entegris Escrow Corp.(a)
	3,240,000	4.750	04/15/29	3,008,664
Micron Technology, Inc.
	1,940,000	2.703	04/15/32	1,531,940

				10,954,218

Software(b) – 1.6%
AthenaHealth Group, Inc.(a)
	5,574,000	6.500	02/15/30	4,688,124
Camelot Finance SA(a)
	650,000	4.500	11/01/26	613,067
Castle U.S. Holding Corp.(a)
	2,900,000	9.500	02/15/28	1,639,979
Elastic NV(a)
	3,315,000	4.125	07/15/29	2,860,049
MSCI, Inc.(a)
	1,770,000	3.625	09/01/30	1,531,616
Open Text Corp.(a)
	2,350,000	6.900	12/01/27	2,394,627
	4,925,000	3.875	02/15/28	4,335,921
	2,995,000	3.875	12/01/29	2,504,060
Oracle Corp.
	1,955,000	3.600	04/01/40	1,512,759
ROBLOX Corp.(a)
	1,769,000	3.875	05/01/30	1,490,842
SS&C Technologies, Inc.(a)
	710,000	5.500	09/30/27	679,648
TeamSystem SpA(a)
EUR	1,075,000	3.500	02/15/28	1,028,100
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)
	$2,060,000	3.875	02/01/29	1,771,497

				27,050,289

Telecommunication Services – 2.9%
Altice France Holding SA(a)(b)
	6,581,000	10.500	05/15/27	3,984,466
Altice France SA(a)(b)
	4,710,000	8.125	02/01/27	4,077,588
AT&T, Inc.(b)
	1,947,000	3.500	06/01/41	1,495,880
CommScope Technologies LLC(a)(b)
	4,224,000	6.000	06/15/25	3,941,921
CommScope, Inc.(a)(b)
	1,551,000	6.000	03/01/26	1,451,395
Frontier Communications Holdings LLC(a)(b)
	4,856,000	5.875	10/15/27	4,437,947

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Frontier Communications Holdings LLC(a)(b) – (continued)
	$4,745,000	6.000	%(c)	01/15/30	$ 3,492,557
Intelsat Jackson Holdings SA(a)(f)(h)
	8,485,000	0.000		10/15/24	—
	15,490,000	0.000		07/15/25	—
Level 3 Financing, Inc.(a)(b)
	2,814,000	4.250		07/01/28	1,814,158
	1,124,000	3.625		01/15/29	674,423
	900,000	3.875		11/15/29	717,633
Lorca Telecom Bondco SA(a)(b)
EUR	2,555,000	4.000		09/18/27	2,544,428
Nokia of America Corp.
	$5,200,000	6.450		03/15/29	4,906,616
Sprint Corp.(b)
	4,762,000	7.625		02/15/25	4,862,145
	3,081,000	7.625		03/01/26	3,199,526
Telecom Italia Capital SA
	2,040,000	6.000		09/30/34	1,643,995
	3,746,000	7.200		07/18/36	3,225,905
Vmed O2 U.K. Financing I PLC(a)(b)
	2,654,000	4.250		01/31/31	2,148,599

					48,619,182

Telecommunications(a)(b) – 0.0%
Level 3 Financing, Inc.
	528,000	10.500		05/15/30	535,962

Toys/Games/Hobbies(a)(b) – 0.4%
Mattel, Inc.
	1,714,000	3.375		04/01/26	1,577,257
	5,107,000	3.750		04/01/29	4,484,253

					6,061,510

Transportation(a)(b) – 0.4%
Cargo Aircraft Management, Inc.
	2,360,000	4.750		02/01/28	2,068,894
Rand Parent LLC
	5,312,000	8.500		02/15/30	4,809,644

					6,878,538

Transportation Services(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC
	2,385,000	5.450		05/03/28	2,348,295

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	2,300,000	5.550		05/01/28	2,268,490

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC
	6,400,000	7.625		04/01/26	6,212,544

TOTAL CORPORATE OBLIGATIONS (Cost $1,588,819,604)					$1,449,245,755

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – 4.8%
Airlines – 0.4%
Air Canada (3M USD LIBOR + 3.500%)
$2,328,590	8.839%	08/11/28	$ 2,325,261
United Airlines, Inc. (3M USD LIBOR + 3.750%)
4,205,545	9.292	04/21/28	4,197,386

			6,522,647

Automotive - Distributors – 0.1%
SRAM, LLC (1M USD LIBOR + 2.750%)
2,213,548	3.250	05/18/28	2,199,714

Building & Construction Materials – 0.1%
KKR Apple Bidco, LLC (1M USD LIBOR + 2.750%)
2,431,950	9.268	09/23/28	2,408,506

Capital Goods - Others – 0.1%
RC Buyer, Inc. (3M SOFR + 3.500%)
2,492,625	9.004	07/28/28	2,409,546

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M SOFR + 4.500%)
2,154,600	9.603	03/29/28	2,097,137
Starfruit Finco B.V. (1M USD LIBOR + 2.750%)
3,853,552	2.836	10/01/25	3,848,735

			5,945,872

Consumer Cyclical Services – 0.4%
Prime Security Services Borrower LLC (1M USD LIBOR + 2.750%)
3,833,103	7.943	09/23/26	3,829,615
The Hertz Corp.
(1M SOFR + 3.250%)
340,939	8.467	06/30/28	340,045
(1M USD LIBOR + 3.250%)
1,772,880	8.443	06/30/28	1,768,235

			5,937,895

Diversified Manufacturing – 0.2%
Vertical US Newco, Inc. (6M USD LIBOR + 3.500%)
4,102,189	8.025	07/30/27	4,061,700

Electric – 0.1%
Pacific Gas & Electric Co. (1M USD LIBOR + 3.000%)
2,264,875	8.217	06/23/25	2,259,620

Entertainment – 0.5%
Cinemark USA, Inc. (1M SOFR + 3.750%)
3,865,312	8.834	05/24/30	3,839,956
SeaWorld Parks & Entertainment, Inc. (1M USD LIBOR + 3.000%)
3,870,455	8.250	08/25/28	3,854,741

			7,694,697

Environmental – 0.1%
GFL Environmental, Inc. (1M SOFR + 3.000%)
1,325,872	8.145	05/28/27	1,325,726

Health Care – 0.6%
Jazz Financing Lux S.a.r.l. (1M USD LIBOR + 3.500%)
3,813,331	8.693	05/05/28	3,807,192

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Health Care – (continued)
RegionalCare Hospital Partners Holdings, Inc. (1M USD LIBOR + 3.750%)
$7,103,293	6.554%	11/16/25	$ 6,564,650

			10,371,842

Household Products – 0.1%
Knight Health Holdings LLC (1M USD LIBOR + 5.250%)
3,152,000	10.442	12/23/28	1,276,560

Machinery-Diversified – 0.1%
Project Castle, Inc. (3M SOFR + 5.500%)
1,806,213	10.390	06/01/29	1,517,219

Media - Cable – 0.3%
DirecTV Financing, LLC (1M SOFR + 5.000%)
5,943,664	10.217	08/02/27	5,804,166

Media - Non Cable – 0.3%
Entercom Media Corp. (1M USD LIBOR + 2.500%)
1,775,000	4.846	11/18/24	969,594
iHeartCommunications, Inc. (1M SOFR + 3.000%)
4,100,000	8.217	05/01/26	3,535,225

			4,504,819

Pharmaceuticals – 0.1%
Gainwell Acquisition Corp. (3M USD LIBOR + 4.000%)
2,155,779	9.143	10/01/27	2,120,747

Retailers – 0.3%
Restoration Hardware, Inc. (1M USD LIBOR + 2.500%)
2,412,722	7.693	10/20/28	2,328,276
Staples, Inc. (3M USD LIBOR + 5.000%)
2,400,000	10.299	04/16/26	2,046,384

			4,374,660

Technology – 0.2%
Uber Technologies, Inc. (3M SOFR + 2.750%)
3,880,500	7.870	03/03/30	3,877,396

Technology - Software – 0.1%
Camelot U.S. Acquisition LLC (1M USD LIBOR + 3.000%)
2,238,029	8.268	10/30/26	2,233,553
Loyalty Ventures, Inc.(f)(h) (1M USD LIBOR + 5.500%)
1,873,125	0.000	11/03/27	189,185
Travelport Finance (Luxembourg) S.a.r.l. (1M USD LIBOR + 1.500%)
78,699	6.202	02/28/25	77,175

			2,499,913

Technology - Software/Services – 0.3%
Peraton Corp. (1M SOFR + 3.750%)
2,207,349	8.953	02/01/28	2,164,394
Physician Partners LLC (3M SOFR + 4.000%)
2,320,625	9.392	12/23/28	2,175,586

			4,339,980

TOTAL BANK LOANS (Cost $87,116,817)			$ 81,453,225

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 0.6%
Automobile Components – 0.0%
1,229	Lear Corp.	$ 176,423

Chemicals – 0.0%
321	LyondellBasell Industries NV Class A	29,477
90	LyondellBasell Industries NV Class A(h)	—

		29,477

Commerical Services & Supplies(f)(h) – 0.0%
7,179,000	Reorganized ISA SA	—

Communications Equipment(f) – 0.3%
229,164	Intelsat Emergence SA	4,881,193

Diversified Telecommunication Services(f) – 0.0%
4,500	Holdco New Ord	30,290

Energy Equipment & Services(f) – 0.1%
56,705	Noble Corp. PLC	2,342,484

Oil, Gas & Consumable Fuels(f) – 0.2%
127,001	Summit Midstream Partners LP	2,063,766
18,791	Valaris Ltd.	1,182,518

		3,246,284

TOTAL COMMON STOCKS (Cost $23,039,801)		$ 10,706,151

Units	Expiration Date	Value

Rights(f) – 0.0%
Intelsat Jackson Holdings SA
23,998	12/05/25	$ 128,389
23,998	12/05/25	101,992

TOTAL RIGHTS (Cost $—)		$ 230,381

Warrants(f) – 0.0%
Intelsat SA
6,089	02/17/27	$ 4,061
Noble Corp. PLC
4,596	02/04/28	110,304

TOTAL WARRANTS (Cost $3,316,784)		$ 114,365

Shares	Description	Value

Exchange Traded Funds – 1.0%
321,391	iShares Broad USD High Yield Corporate Bond ETF	$ 11,345,102
63,576	iShares iBoxx High Yield Corporate Bond ETF	4,772,651

TOTAL EXCHANGE TRADED FUNDS (Cost $16,676,952)		$ 16,117,753

Shares	Dividend Rate	Value

Investment Company(i) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
68,315,072	5.022%	$ 68,315,072
(Cost $68,315,072)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 95.5% (Cost $1,787,285,030)		$1,626,182,702

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) – 0.5%
Commercial Paper – 0.5%
Walgreens Boots Alliance, Inc.
$7,860,000	0.000%	07/03/23	$ 7,856,244
(Cost $7,857,511)

TOTAL SHORT- TERM INVESTMENTS (Cost $7,857,511)			$ 7,856,244

TOTAL INVESTMENTS – 96.0% (Cost $1,795,142,541)			$1,634,038,946

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			68,682,025

NET ASSETS – 100.0%			$1,702,720,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	Security is currently in default and/or non-income producing.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated Issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	46,856,949	EUR	42,531,843	09/19/23	$259,290

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	12,039,307	GBP	9,596,499	08/08/23	$(151,186)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	140	09/20/23	$15,717,188	$(127,377)
2 Year U.S. Treasury Notes	574	09/29/23	116,719,312	(1,236,521)
20 Year U.S. Treasury Bonds	4	09/20/23	507,625	(3,039)
5 Year U.S. Treasury Notes	222	09/29/23	23,774,813	(139,553)

Total				$(1,506,490)

Short position contracts:
5 Year German Euro-Bobl	(125)	09/07/23	(15,782,849)	225,553
Ultra Long U.S. Treasury Bonds	(16)	09/20/23	(2,179,500)	(3,039)

Total				$222,514

TOTAL FUTURES CONTRACTS				$(1,283,976)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.350%(b)	10/06/27	$105,670	$153,137	$420,407	$(267,270)
3.240%(b)	12M SOFR(b)	10/06/35	23,960	(69,537)	(253,796)	184,259

TOTAL				$83,600	$166,611	$(83,011)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made annually.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	3.049%	06/20/25	$46,395	$1,714,865	$1,198,384	$516,481

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	5,700,000	$5,700,000	$64	$190,950	$(190,886)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,930,000	5,930,000	282,261	230,855	51,406
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,930,000	5,930,000	356,293	214,100	142,193

				11,860,000	$11,860,000	$638,554	$444,955	$193,599

Total purchased option contracts				17,560,000	$17,560,000	$638,618	$635,905	$2,713

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(5,700,000)	(5,700,000)	(1)	(71,250)	71,249
1Y IRS	Citibank NA	2.075	07/28/2023	(5,700,000)	(5,700,000)	(8)	(119,700)	119,692

				(11,400,000)	$(11,400,000)	$(9)	$(190,950)	$190,941

Puts
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,930,000)	(5,930,000)	(114,619)	(141,492)	26,873
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,930,000)	(5,930,000)	(29,409)	(89,363)	59,954
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,930,000)	(5,930,000)	(49,012)	(81,916)	32,904
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,930,000)	(5,930,000)	(169,597)	(132,184)	(37,413)

				(23,720,000)	$(23,720,000)	$(362,637)	$(444,955)	$82,318

Total written option contracts				(35,120,000)	$(35,120,000)	$(362,646)	$(635,905)	$273,259

TOTAL				(17,560,000)	$(17,560,000)	$275,972	$—	$275,972

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – 86.4%
Advertising(b) – 0.0%
National CineMedia, LLC (NR/NR) (1M USD LIBOR + 8.000%)
$984,380	9.114%	06/20/24	$ 282,192

Aerospace & Defense – 2.4%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 6.750%)
11,037,124	10.943	03/19/26	10,430,082
Brown Group Holding LLC (B+/B2) (1M USD LIBOR + 2.500%)
11,049,330	7.407	06/07/28	10,869,779
Castlelake Aviation Ltd. (BB/Ba3) (3M USD LIBOR + 2.750%)
11,802,899	8.302	10/22/26	11,734,442
Dynasty Acquisition Co., Inc. (B-/B3)
(1M USD LIBOR + 3.500%)
2,594,659	7.923	04/06/26	2,569,802
(1M USD LIBOR + 3.500%)
1,394,978	8.161	04/06/26	1,381,614
Propulsion (BC) Finco S.a.r.l. (B/B2) (3M SOFR + 3.750%)
5,449,615	8.989	09/14/29	5,442,803
Spirit Aerosystems, Inc. (BB-/Ba2) (3M SOFR + 4.500%)
8,064,063	9.545	01/15/27	8,076,159

			50,504,681

Airlines – 1.5%
Air Canada (BB-/Ba2) (3M USD LIBOR + 3.500%)
9,455,997	8.839	08/11/28	9,442,474
American Airlines, Inc. (B/Ba3) (6M USD LIBOR + 3.500%)
5,753,559	8.260	01/29/27	5,601,608
American Airlines, Inc. (NR/Ba2) (3M USD LIBOR)
5,225,000	5.500	04/20/28	5,329,500
United Airlines, Inc. (BB/Ba1) (3M USD LIBOR + 3.750%)
12,133,752	9.292	04/21/28	12,110,213

			32,483,795

Automotive – 1.0%
First Brands Group LLC (B-/Caa1) (3M USD LIBOR + 8.500%)
3,850,000	13.602	03/30/28	3,426,500
First Brands Group, LLC (B+/B1)
(3M SOFR + 5.000%)
2,587,000	10.068	03/30/27	2,525,559
(6M SOFR + 5.000%)
7,313,251	10.252	03/30/27	7,144,169
Mavis Tire Express Services Corp. (B-/B2) (1M USD LIBOR + 4.000%)
8,908,943	4.844	05/04/28	8,819,853

			21,916,081

Automotive - Distributors – 2.1%
American Axle and Manufacturing, Inc. (BB+/Ba1) (1M SOFR + 3.500%)
9,446,348	8.310	12/13/29	9,410,924
DexKo Global, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
6,890,113	7.424	10/04/28	6,562,833
Phinia Inc (BB+/Ba1)
3,850,000	0.000	06/08/28	3,840,375
SRAM, LLC (BB-/B1) (1M USD LIBOR + 2.750%)
10,520,182	3.250	05/18/28	10,454,430
Truck Hero, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
4,935,179	8.904	01/31/28	4,636,848

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a)(c) – (continued)
Automotive - Distributors – (continued)
Wand NewCo 3, Inc. (B-/B2) (1M USD LIBOR + 2.750%)
$10,067,905	7.943%		02/05/26	$ 9,971,454

				44,876,864

Automotive - Parts – 2.4%
Adient US LLC (BB+/Ba3) (1M USD LIBOR + 3.250%)
7,964,741	8.518		04/10/28	7,958,130
Autokiniton US Holdings, Inc. (B/B2) (1M USD LIBOR + 4.500%)
5,519,468	9.101		04/06/28	5,483,592
Belron Finance US LLC (BBB-/Ba2) (3M USD LIBOR + 2.425%)
9,577,303	7.800		04/13/28	9,558,148
Garrett LX I S.a.r.l. (B+/Ba2) (3M USD LIBOR + 3.250%)
9,466,362	8.557		04/30/28	9,135,040
Gates Global LLC (B+/Ba3) (1M USD LIBOR + 2.500%)
6,847,702	7.407		03/31/27	6,805,521
Holley Purchaser, Inc. (B-/B3) (3M SOFR + 3.750%)
6,123,834	9.175		11/17/28	5,218,364
Wheel Pros, LLC (CCC/Caa3) (3M USD LIBOR + 4.500%)
9,373,724	9.773		05/11/28	6,199,312

				50,358,107

Beverages – 0.5%
Sunshine Investments B.V. (B+/B2) (3M SOFR + 4.250%)
10,283,626	9.336		07/12/29	10,232,208

Building & Construction Materials – 1.2%
DG Investment Intermediate Holdings 2, Inc. (B/B2) (1M USD LIBOR + 3.750%)
4,677,067	8.557		03/31/28	4,582,356
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1M SOFR + 6.750%)
600,000	11.967		03/30/29	529,248
Energize HoldCo LLC (B/B2) (1M USD LIBOR + 3.750%)
6,001,602	8.943		12/08/28	5,889,072
Energize HoldCo LLC (CCC+/Caa2) (1M USD LIBOR + 6.750%)
7,450,000	11.967	(d)	12/07/29	6,798,125
KKR Apple Bidco, LLC (B/B2) (1M USD LIBOR + 2.750%)
7,383,997	9.268		09/23/28	7,312,815

				25,111,616

Building Materials – 3.7%
ACProducts, Inc. (CCC+/B3) (3M USD LIBOR + 4.250%)
2,845,733	9.754		05/17/28	2,385,436
Associated Materials, Inc. (B/B2) (1M SOFR + 6.000%)
9,299,425	11.103		03/08/29	7,806,867
Chamberlain Group, Inc. (B/B2) (1M USD LIBOR + 3.250%)
12,004,123	8.503		11/03/28	11,719,025
Cornerstone Building Brands, Inc. (B/B2) (1M USD LIBOR + 3.250%)
6,686,194	8.240		04/12/28	6,389,528
CP Atlas Buyer, Inc. (B-/B2) (3M USD LIBOR + 3.500%)
5,718,171	4.250		11/23/27	5,369,362
Icebox Holdco III, Inc. (B-/B2) (3M SOFR + 3.750%)
5,386,546	9.092		12/22/28	5,207,659

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Building Materials – (continued)
Icebox Holdco III, Inc. (CCC/Caa2) (3M USD LIBOR + 6.750%)
	$1,525,000	7.250%	12/21/29	$ 1,334,375
LBM Acquisition LLC (B-/B3) (1M USD LIBOR + 3.750%)
	10,987,604	8.943	12/17/27	10,530,959
Oscar AcquisitionCo, LLC (B/B1) (3M SOFR + 4.500%)
	10,421,251	9.742	04/29/29	10,169,369
Quikrete Holdings, Inc. (BB-/Ba2) (1M USD LIBOR + 2.625%)
	4,972,211	7.842	02/01/27	4,956,897
Solis IV B.V. (B/B1) (3M SOFR + 3.500%)
	6,594,063	8.373	02/26/29	6,237,588
Vector WP Holdco, Inc. (B/B2) (1M USD LIBOR + 5.000%)
	6,771,875	10.188	10/12/28	6,670,297

				78,777,362

Capital Goods - Others – 1.6%
ASP Unifrax Holdings, Inc. (CCC+/B2) (3M USD LIBOR + 3.750%)
	8,111,418	9.288	12/12/25	7,168,466
Engineered Machinery Holdings, Inc. (B-/B1)
(3M EURIBOR + 3.750%)
EUR	3,359,185	7.348	05/21/28	3,596,815
(3M USD LIBOR + 3.500%)
	$5,340,071	9.038	05/19/28	5,229,104
Engineered Machinery Holdings, Inc. (CCC+/Caa1)
(3M USD LIBOR + 6.000%)
	500,000	11.538	05/21/29	462,500
(3M USD LIBOR + 6.500%)
	2,000,000	12.038	05/21/29	1,850,000
RC Buyer, Inc. (B-/B1) (3M SOFR + 3.500%)
	4,146,863	9.004	07/28/28	4,008,648
RC Buyer, Inc. (CCC/Caa1) (1M USD LIBOR + 6.500%)
	—	11.753	07/30/29	—
Team Health Holdings, Inc. (CCC+/Caa2) (1M SOFR + 5.250%)
	8,443,574	6.284	03/02/27	5,775,405
Tempo Acquisition LLC (BB-/Ba3) (1M SOFR + 3.000%)
	5,992,180	5.327	08/31/28	5,992,180

				34,083,118

Chemicals – 6.4%
Albaugh, LLC (BB/Ba2) (3M SOFR + 3.500%)
	8,097,500	8.545	04/06/29	7,992,880
Ascend Performance Materials Operations LLC (B+/Ba3) (3M USD LIBOR + 4.750%)
	6,007,547	8.424	08/27/26	5,877,063
Consolidated Energy Finance SA (BB-/Ba3) (3M USD LIBOR + 2.500%)
	7,188,511	8.038	05/07/25	7,003,407
Cyanco Intermediate Corporation (B/B2) (1M USD LIBOR + 3.250%)
	5,000,000	8.443	03/16/25	4,862,500
Diamond (BC) B.V. (B/Ba3) (3M USD LIBOR + 2.750%)
	8,327,727	7.847	09/29/28	8,314,320
Illuminate Buyer, LLC (B+/B1) (1M USD LIBOR + 3.500%)
	9,014,079	8.597	06/30/27	8,927,184
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M USD LIBOR + 3.500%)
	11,851,019	8.490	08/28/26	11,806,577

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Chemicals – (continued)
INEOS Styrolution US Holding LLC (BB/Ba3) (1M USD LIBOR + 2.750%)
	$8,805,590	7.847%	01/29/26	$ 8,776,972
LSF11 A5 Holdco LLC (B/B1) (3M USD LIBOR + 3.500%)
	11,194,975	4.250	10/15/28	11,027,050
Momentive Performance Materials, Inc. (B+/Ba3) (1M SOFR + 4.500%)
	11,650,800	9.603	03/29/28	11,340,073
Polar US Borrower LLC (CCC+/B3) (1M USD LIBOR + 4.750%)
	10,282,598	4.874	10/15/25	8,080,374
PQ Corp. (BB-/B1) (3M USD LIBOR + 2.500%)
	5,142,536	3.739	06/09/28	5,114,406
Starfruit Finco B.V. (B+/B2) (1M USD LIBOR + 2.750%)
	11,795,954	2.836	10/01/25	11,781,209
Trident TPI Holdings, Inc. (B-/B2)
(3M SOFR + 4.500%)
	3,114,803	9.742	09/15/28	3,067,582
(3M SOFR + 5.250%)
	1,492,500	10.492	09/15/28	1,473,844
(3M USD LIBOR + 4.000%)
	4,541,966	9.538	09/15/28	4,462,481
Trinseo Materials Operating S.C.A. (B/Ba3) (1M USD LIBOR + 2.500%)
	6,076,000	3.560	05/03/28	4,791,595
W.R. Grace & Co.-Conn. (B/B1) (3M USD LIBOR + 3.750%)
	10,935,914	9.313	09/22/28	10,846,131

				135,545,648

Coal – 0.2%
Oxbow Carbon LLC (BB-/B1) (3M SOFR + 4.000%)
	5,225,000	9.239	05/10/30	5,196,681

Commercial Services – 6.0%
Albion Financing 3 S.a.r.l. (BB-/B1) (3M USD LIBOR), (3 mo. LIBOR + 5.250%)
	8,126,250	10.523	08/17/26	8,065,303
Allied Universal Holdco LLC (B/B3)
(1M EURIBOR + 3.750%)
EUR	663,187	7.168	05/12/28	676,031
(1M USD LIBOR + 3.750%)
	$10,968,274	8.173	05/12/28	10,645,368
Amentum Government Services Holdings LLC (B/B2) (3M SOFR + 4.000%)
	9,617,468	8.528	02/15/29	9,377,032
Ankura Consulting Group LLC (B-/B2) (1M SOFR + 4.500%)
	6,037,397	9.717	03/17/28	5,886,462
Ankura Consulting Group LLC (CCC/Caa2) (3M USD LIBOR + 8.000%)
	5,650,000	13.435	03/19/29	4,604,750
Anticimex International AB (B/B2) (3M USD LIBOR + 3.400%)
	6,451,750	8.550	11/16/28	6,350,974
APi Group DE, Inc. (BB-/Ba1) (1M USD LIBOR + 2.750%)
	11,705,999	8.000	01/03/29	11,715,130
Belron Luxembourg S.a.r.l. (BBB-/Ba2) (3M Euribor), (Euribor + 2.425%)
EUR	1,595,000	5.705	04/13/28	1,735,034

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Commercial Services – (continued)
CAB (NR/NR) (3M EURIBOR + 3.250%)
EUR	1,350,000	6.280%	02/09/28	$ 1,381,419
Conservice Midco LLC (B/B2) (1M USD LIBOR + 4.250%)
	$6,302,972	9.395	05/13/27	6,252,359
Element Materials Technology Group US Holdings Inc. (B/B1) (Update Replacements.xls: TSFR3M)
	5,635,840	0.000%	07/06/29	5,509,033
Garda World Security Corp. (B/B2)
(1M USD LIBOR + 4.250%)
	1,600,000	9.109	10/30/26	1,589,600
(3M SOFR + 4.250%)
	10,669,375	4.381	02/01/29	10,539,315
Holding Socotec (B/B2)
(3M EURIBOR + 3.500%)
EUR	1,025,000	7.098	06/02/28	1,070,945
(3M SOFR + 4.250%)
	$8,291,976	9.562	06/30/28	8,050,099
Thevelia (US) LLC (B/B2) (3M SOFR + 4.000%)
	7,513,474	9.242	06/18/29	7,475,906
Vaco Holdings, LLC (B/B2) (6M SOFR + 5.000%)
	7,076,200	10.587	01/21/29	6,443,800
Verisure Holding AB (B+/B1) (3M EURIBOR + 3.250%)
EUR	12,040,000	6.804	03/27/28	12,663,112
Verscend Holding Corp. (B+/B2) (1M USD LIBOR + 4.000%)
	$7,655,754	9.217	08/27/25	7,644,576

				127,676,248

Consumer Cyclical Services – 2.9%
APX Group, Inc. (BB/Ba2) (1M USD LIBOR + 3.250%)
	12,589,573	5.656	07/10/28	12,571,822
Asurion LLC (B+/Ba3) (3M USD LIBOR + 3.250%)
	3,412,733	8.788	12/23/26	3,281,343
BCPE Empire Holdings, Inc. (B-/B3) (3M SOFR + 4.750%)
	7,790,188	9.833	12/11/28	7,762,221
FCG Acquisitions, Inc. (B-/B2) (3M SOFR + 4.750%)
	4,509,329	10.492	03/31/28	4,422,885
IRB Holding Corp. (B+/B2) (1M SOFR + 3.000%)
	12,942,250	8.082	12/15/27	12,841,171
Stats Intermediate Holdings LLC (B-/B2) (3M USD LIBOR + 5.250%)
	8,770,998	10.580	07/10/26	7,564,986
The Hertz Corp. (BB+/Ba3)
(1M SOFR + 3.250%)
	2,067,617	8.467	06/30/28	2,062,200
(1M USD LIBOR + 3.250%)
	10,751,610	8.443	06/30/28	10,723,440

				61,230,068

Consumer Products – 1.0%
Kronos Acquisition Holdings, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
	10,930,685	9.253	12/22/26	10,633,480
Proampac PG Borrower LLC (B-/B3) (1M USD LIBOR + 2.750%)
	11,349,631	5.036	11/03/25	11,214,910

				21,848,390

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Distribution & Wholesale – 0.3%
Windsor Holdings III, LLC (B+/B2)
	$5,725,000	0.000%	06/21/30	$ 5,619,088

Distributors – 0.4%
UGI Energy Services LLC (NR/Ba3) (1M SOFR + 3.250%)
	8,095,992	8.453	02/22/30	8,024,180

Diversified Financial Services – 2.2%
AllSpring Buyer LLC (BB-/Ba2) (3M SOFR + 4.000%)
	3,051,938	9.242	11/01/28	3,036,678
Avolon TLB Borrower 1 (US) LLC (BBB-/Baa2) (1M SOFR + 2.500%)
	2,450,000	7.577	06/22/28	2,446,938
CQP Holdco LP (BB/B1) (3M USD LIBOR + 3.500%)
	10,753,745	8.659	06/05/28	10,726,860
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
	10,202,096	8.943	03/01/28	10,100,075
Focus Financial Partners LLC (B+/B1) (1M SOFR + 3.250%)
	5,845,551	8.353	06/30/28	5,793,584
Focus Financial Partners, LLC (B+/B1)
	1,725,000	0.000	06/30/28	1,712,494
Paysafe Holdings (US) Corp. (B/B2) (3M USD LIBOR + 2.750%)
	31,353	3.250	06/28/28	30,438
Syncapay, Inc. (B/B2) (1M USD LIBOR + 6.500%)
	4,357,861	11.717	12/10/27	4,327,923
VFH Parent LLC (B+/Ba3) (1M SOFR + 3.000%)
	7,920,000	8.189	01/13/29	7,877,945

				46,052,935

Diversified Manufacturing – 4.0%
Anvil International LLC (B-/B3) (3M USD LIBOR + 5.000%)
	6,768,806	10.145	05/28/26	6,564,049
Apex Tool Group, LLC (B-/B2) (3M SOFR + 5.250%)
	11,588,982	10.466	02/08/29	10,699,064
CeramTec AcquiCo GmbH (B/B2) (3M EURIBOR + 3.750%)
EUR	7,950,000	7.233	03/16/29	8,374,713
Crosby US Acquisition Corp. (B-/B2) (1M USD LIBOR + 4.750%)
	$5,525,503	9.601	06/26/26	5,478,867
Dynacast International LLC (NR/NR) (3M SOFR + 4.500%)
	10,854,090	9.825	07/22/25	10,067,168
Fluid-Flow Products, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	7,122,110	8.909	03/31/28	6,997,474
Pelican Products, Inc. (B-/B2) (3M USD LIBOR + 4.250%)
	7,239,750	4.750	12/29/28	6,542,924
Titan Acquisition Ltd. (B-/B2) (6M USD LIBOR + 3.000%)
	9,903,381	8.731	03/28/25	9,651,637
Vertical US Newco, Inc. (B+/B1) (6M USD LIBOR + 3.500%)
	13,856,601	8.025	07/30/27	13,719,836
Victory Buyer LLC (CCC+/B3) (1M USD LIBOR + 3.750%)
	8,090,500	9.258	11/19/28	7,296,661

				85,392,393

Electric – 0.7%
Centuri Group, Inc. (B+/Ba2) (1M USD LIBOR + 2.500%)
	18,102	7.726	08/27/28	17,864
Pacific Gas & Electric Co. (BB-/B1) (1M USD LIBOR + 3.000%)
	10,551,602	8.217	06/23/25	10,527,123

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a)(c) – (continued)
Electric – (continued)
Pike Corp. (B/Ba3) (1M USD LIBOR + 3.000%)
	$3,780,822	3.120%		01/21/28	$ 3,761,199

					14,306,186

Electrical – 0.2%
Calpine Corp. (BB+/Ba2) (1M USD LIBOR + 2.500%)
	4,313,939	7.140		12/16/27	4,308,201

Energy – 1.4%
Delek US Holdings, Inc. (BB+/B1) (1M SOFR + 3.500%)
	10,976,084	8.703		11/19/29	10,813,747
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (1M SOFR + 3.250%)
	11,256,785	8.053		10/05/28	11,221,664
Parkway Generation, LLC (B+/B1) (3M SOFR + 4.750%)
	8,807,770	10.275%		02/18/29	8,573,396

					30,608,807

Entertainment – 4.1%
Alterra Mountain Co. (B+/B1) (1M USD LIBOR + 3.500%)
	11,736,607	8.693		08/17/28	11,692,594
Arcis Golf LLC (B+/B2) (1M USD LIBOR + 4.250%)
	4,978,932	9.511		11/24/28	4,985,155
Cinemark USA, Inc. (BB/Ba2) (1M SOFR + 3.750%)
	6,957,563	8.834		05/24/30	6,911,921
Crown Finance US, Inc. (D/WR)
(3M USD LIBOR), (Defaulted)
	4,568,163	0.000	(b)	02/28/25	1,367,206
(3M USD LIBOR), (Defaulted)
	2,800,339	0.000	(b)	09/30/26	838,114
Fender Musical Instruments Corp. (B-/B3) (Update Replacements.xls: TSFR1M), (SOFRTE + 4.000%)
	8,444,010	9.191		12/01/28	8,042,920
GVC Holdings (Gibraltar) Ltd. (BB/Ba1) (3M SOFR + 3.500%)
	8,038,054	8.398		10/31/29	7,999,873
GVC Holdings (Gibraltar) Ltd. (BB/NR) (3M USD LIBOR), (SOFR CME + 2.500%)
	3,525,170	7.437		03/29/27	3,509,025
Luna III S.a.r.l. (BB-/B1) (Update Replacements.xls: EUR006M), (EURIBOR + 4.175%)
EUR	12,050,000	7.230		10/23/28	13,061,260
Motion Finco S.a.r.l. (B/B2) (3M USD LIBOR + 3.250%)
	$9,909,209	8.788%		11/12/26	9,812,199
National CineMedia, LLC (NR/WR) (1M USD LIBOR), (PRIME)
	5,502,835	0.000	(b)	06/20/25	1,577,168
Playtika Holding Corp. (BB+/Ba2) (1M USD LIBOR + 2.750%)
	8,503,780	7.943		03/13/28	8,462,366
Scientific Games International, Inc. (BB/Ba3) (1M SOFR + 3.000%)
	4,987,406	8.248		04/14/29	4,974,139
SeaWorld Parks & Entertainment, Inc. (BB/Ba3) (1M USD LIBOR + 3.000%)
	4,938,653	8.250		08/25/28	4,918,602

					88,152,542

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Environmental Services – 0.1%
Covanta Holding Corporation (BB/Ba2) (3M SOFR + 3.000%)
	$1,799,940	8.148%	11/30/28	$ 1,789,824

Food & Beverages – 0.8%
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
	7,159,160	8.232%	10/25/27	7,111,408
Sigma Bidco B.V. (B/B1) (6M SOFR + 3.000%)
	7,287,360	7.460	07/02/25	7,220,535
The Chef’s Warehouse Leasing Co. LLC (B+/B2) (1M SOFR + 4.750%)
	3,473,750	9.953	08/23/29	3,459,265

				17,791,208

Food & Drug Retailing – 0.3%
Froneri International Ltd. (BB-/B1) (1M USD LIBOR + 2.250%)
	5,361,182	7.453	01/29/27	5,324,995
United Natural Foods, Inc. (B+/B1) (1M USD LIBOR + 3.250%)
	1,375,000	5.691	10/22/25	1,370,077

				6,695,072

Gaming – 0.3%
Caesars Entertainment Corp. (B+/Ba3) (1M SOFR + 3.250%)
	5,336,625	8.453	02/06/30	5,331,769

Health Care – 1.7%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
	13,705,585	8.693	05/05/28	13,683,519
Matrix Medical Network of Arizona LLC (B-/B3) (1M USD LIBOR + 4.750%)
	2,988,940	10.018	02/17/25	2,690,047
Onex TSG Intermediate Corp. (B/B2) (3M USD LIBOR + 4.750%)
	9,724,465	10.057	02/28/28	8,630,462
RegionalCare Hospital Partners Holdings, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	12,000,427	6.554	11/16/25	11,090,434

				36,094,462

Health Care - Services – 3.3%
Accelerated Health Systems, LLC (B-/Caa1) (1M SOFR + 4.250%)
	12,127,500	6.962	02/15/29	9,805,084
Biogroup-LCD (B/B2) (3M EURIBOR + 3.000%)
EUR	3,875,000	6.280	02/09/28	3,948,735
Envision Healthcare Corp. (NR/WR) (3M USD LIBOR + 3.750%)
	$10,106,997	0.000 (b)	10/10/25	82,372
Global Medical Response, Inc. (CCC+/Caa2)
(3M USD LIBOR + 4.250%)
	1,759,954	5.750	10/02/25	980,294
(6M USD LIBOR + 4.250%)
	8,846,210	5.250	03/14/25	4,927,339
Help At Home, Inc. (B-/B1)
(1M SOFR + 5.000%)
	9,008,178	10.210	10/29/27	8,737,933
(3M USD LIBOR + 5.000%)
	1,139,862	6.239	10/29/27	1,105,667

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a)(c) – (continued)
Health Care - Services – (continued)
Iris BidCo GmbH (NR/B3) (3M EURIBOR + 5.000%)
EUR	10,525,000	8.242%		06/29/28	$ 10,347,880
Lonza Group AG (B-/B2) (3M USD LIBOR + 3.925%)
	$8,619,848	9.267		07/03/28	7,264,636
NAPA Management Services Corp. (B/B3) (1M SOFR + 5.250%)
	6,616,250	10.353		02/23/29	4,537,093
Summit Behavioral Healthcare LLC (B-/B2) (3M USD LIBOR + 4.750%)
	7,208,750	9.678		11/24/28	7,172,706
Summit Behavioral Healthcare LLC (CCC/Caa2) (3M USD LIBOR + 7.750%)
	3,800,000	12.708	(d)	11/26/29	3,534,000
US Radiology Specialists, Inc. (B-/B3) (1M USD LIBOR + 5.250%)
	7,962,603	10.157		12/15/27	7,743,631

					70,187,370

Health Care Products – 0.2%
Medline Borrower, LP (B+/B1) (1M SOFR + 3.250%)
	5,064,697	8.467		10/23/28	5,002,959

Health Care Services – 0.3%
Da Vinci Purchaser Corp. (B/B2) (3M USD LIBOR + 4.000%)
	3,341,388	5.000		01/08/27	3,274,560
GHX Ultimate Parent Corporation (B-/B2) (3M SOFR + 4.750%)
	1,725,000	9.789		06/30/27	1,726,087
Help At Home, Inc. (B-/B1) (1M SOFR + 5.000%)
	2,075,800	10.210		10/29/27	2,021,310

					7,021,957

Home Construction – 0.3%
Core & Main LP (B+/B1) (1M USD LIBOR + 2.500%)
	5,903,012	2.592		07/27/28	5,864,288
Packers Holdings LLC (CCC+/B3) (1M USD LIBOR + 3.250%)
	—	7.959		03/09/28	—

					5,864,288

Household Products – 0.1%
Knight Health Holdings LLC (B-/B3) (1M USD LIBOR + 5.250%)
	5,048,125	10.442		12/23/28	2,044,491

Insurance – 2.9%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
	13,028,762	8.693		02/15/27	12,623,958
Alliant Holdings Intermediate LLC (B/B2)
(1M SOFR + 3.500%)
	5,966,074	8.647		11/05/27	5,923,835
(1M USD LIBOR + 3.500%)
	4,265,105	8.279		11/06/27	4,236,144
AssuredPartners, Inc. (B/B2) (1M USD LIBOR + 3.500%)
	5,386,047	8.135		02/12/27	5,336,656
Hyperion Insurance Group Ltd. (B/B2) (1M USD LIBOR + 3.250%)
	7,962,276	8.500		11/12/27	7,904,789
OneDigital Borrower LLC (B/B3) (1M SOFR + 4.250%)
	3,958,537	9.453		11/16/27	3,889,263

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Insurance – (continued)
Sedgwick Claims Management Services, Inc. (B/B2) (1M SOFR + 3.750%)
	$11,232,154	8.853%	02/17/28	$ 11,153,192
USI, Inc. (B/B1)
(1M USD LIBOR + 3.000%)
	3,141,874	4.350	05/16/24	3,137,444
(3M SOFR + 3.750%)
	7,254,396	8.992	11/22/29	7,236,260

				61,441,541

Internet – 0.2%
Shutterfly, Inc. (NR/NR)
(3M USD LIBOR + 6.000%)
	913,641	11.131	10/01/27	906,789
(3M USD LIBOR + 6.000%)
	5,373,581	11.538	10/01/27	3,284,601

				4,191,390

Lodging – 0.9%
Hilton Grand Vacations Borrower LLC (BB+/Ba1) (1M USD LIBOR + 3.000%)
	11,701,081	3.500	08/02/28	11,657,202
Playa Resorts Holding B.V. (B/B2) (1M SOFR + 4.250%)
	7,412,750	9.341	01/05/29	7,385,693

				19,042,895

Machinery – 0.4%
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
	9,417,649	9.703	04/05/29	9,288,156

Machinery-Diversified – 0.6%
Chart Industries, Inc. (B+/Ba3) (1M SOFR + 3.750%)
	4,413,938	8.941	03/15/30	4,401,049
Project Castle, Inc. (B-/Caa1) (3M SOFR + 5.500%)
	7,211,109	10.390	06/01/29	6,057,332
TK Elevator Topco GmbH (B+/B1) (6M EURIBOR + 3.625%)
EUR	1,605,000	6.567	07/30/27	1,703,213

				12,161,594

Media - Cable – 2.1%
Altice Financing SA (B/B3) (3M SOFR + 5.000%)
	$10,831,478	9.986	10/31/27	10,452,376
Altice France S.A. (B/B2) (3M SOFR + 5.500%)
	12,451,241	10.355	08/15/28	11,040,142
Gray Television, Inc. (BB/Ba2) (1M SOFR + 3.000%)
	4,882,447	8.275	12/01/28	4,761,167
Virgin Media Bristol LLC (BB-/Ba3)
(1M USD LIBOR + 2.500%)
	10,583,080	2.659	01/31/28	10,479,895
(1M USD LIBOR + 3.250%)
	8,300,000	8.443	01/31/29	8,255,512

				44,989,092

Media - Non Cable – 2.2%
Allen Media, LLC (B+/Ba3) (3M USD LIBOR + 5.500%)
	7,365,286	10.892	02/10/27	6,342,027
CMG Media Corp. (B+/B1) (3M USD LIBOR + 3.500%)
	6,263,264	8.659	12/17/26	5,597,793

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a)(c) – (continued)
Media - Non Cable – (continued)
Diamond Sports Group LLC (NR/WR) (Update Replacements.xls: TSFR1M), (Non-Accrual)
$2,687,115	0.000	%(b)	08/24/26	$ 85,826
Entercom Media Corp. (CCC/B2) (1M USD LIBOR + 2.500%)
8,622,099	4.846		11/18/24	4,709,821
Getty Images, Inc. (BB-/B1) (1M USD LIBOR + 4.500%)
8,303,388	7.000		02/19/26	8,288,857
iHeartCommunications, Inc. (BB-/B1)
(1M SOFR + 3.000%)
4,358,982	8.217		05/01/26	3,758,532
(1M USD LIBOR + 3.230%)
6,777,591	8.447		05/01/26	5,849,061
NEP/NCP Holdco, Inc. (CCC/Caa3) (1M USD LIBOR + 7.000%)
3,200,000	12.268		10/19/26	2,297,344
Taboola.com Ltd. (BB-/B1) (1M USD LIBOR), (1 mo. LIBOR + 4.000%)
5,519,263	9.200		09/01/28	5,429,575
Voyage Digital (NZ) Ltd. (B+/Ba3) (Update Replacements.xls: TSFR3M), (SOFRTE + 4.250%)
4,824,633	9.362	(d)	05/11/29	4,800,510

				47,159,346

Metals & Mining – 0.4%
PMHC II, Inc. (B-/B3) (3M SOFR + 4.250%)
8,467,307	9.304		04/23/29	7,440,646

Midstream – 1.4%
AL GCX Holdings, LLC (B+/Ba3) (3M SOFR + 3.500%)
4,719,750	8.554		05/17/29	4,684,352
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
7,601,791	4.750		04/13/28	7,529,574
Buckeye Partners LP (BB+/Ba1) (1M USD LIBOR + 2.250%)
10,714,256	7.453		11/01/26	10,628,328
M6 ETX Holdings II Midco LLC (B+/B1) (1M SOFR + 4.500%)
7,201,408	9.677		09/19/29	7,133,931

				29,976,185

Oil Field Services – 0.6%
ChampionX Corp. (BBB/Ba2) (1M SOFR + 3.250%)
13,026,562	8.500		06/07/29	13,021,091

Other – 0.4%
LABL, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
9,512,058	10.082		10/29/28	9,406,094

Packaging – 2.4%
Berlin Packaging LLC (B-/B2) (3M USD LIBOR + 3.250%)
8,844,075	4.050		03/11/28	8,599,006
Canister International Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
3,302,159	9.953		12/21/26	3,298,857
Charter NEX US, Inc. (B/B3) (1M USD LIBOR + 3.750%)
10,959,966	8.482		12/01/27	10,864,066
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
4,751,176	9.378		04/13/29	4,669,599
Klockner-Pentaplast of America, Inc. (B-/B2) (6M SOFR + 4.750%)
6,050,484	10.104		02/12/26	5,732,833

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Packaging – (continued)
Pretium PKG Holdings, Inc. (CCC+/B3) (1M USD LIBOR + 4.000%)
	$2,762,585	4.500%	10/02/28	$ 2,053,734
Tosca Services LLC (B-/B3) (1M USD LIBOR + 3.500%)
	10,634,478	8.807	08/18/27	8,600,634
TricorBraun Holdings, Inc. (B-/B2) (1M USD LIBOR + 3.250%)
	7,296,596	8.518	03/03/28	7,093,458

				50,912,187

Paper – 0.2%
Pregis TopCo Corp. (B-/B2) (1M USD LIBOR + 3.750%)
	4,868,138	8.188	07/31/26	4,831,043

Pharmaceuticals – 1.5%
Covetrus, Inc. (B-/B1) (3M SOFR + 5.000%)
	12,867,750	10.242	10/13/29	11,956,327
Gainwell Acquisition Corp. (B/B2) (3M USD LIBOR + 4.000%)
	6,564,654	9.143	10/01/27	6,457,978
Organon & Co. (BB/Ba2) (3M USD LIBOR + 3.000%)
	12,612,603	7.971	06/02/28	12,592,928

				31,007,233

Pipelines – 0.7%
ITT Holdings LLC (BB/Ba2) (1M USD LIBOR + 2.750%)
	6,095,384	4.618	07/10/28	6,031,870
Medallion Midland Acquisition, LLC (B+/B2) (3M USD LIBOR)
	4,289,114	3.750	10/18/28	4,249,440
NorthRiver Midstream Finance LP (BB/Ba3) (3M USD LIBOR + 3.250%)
	5,385,864	8.427	10/01/25	5,373,530

				15,654,840

Real Estate Investment Trust – 0.2%
Forest City Enterprises LP (B/B3) (1M USD LIBOR + 3.500%)
	5,598,084	8.654	12/08/25	4,394,496

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M USD LIBOR + 1.750%)
	10,737,908	6.942	11/19/26	10,652,864

Retailers – 3.4%
AppLovin Corp. (BB-/Ba3)
(1M USD LIBOR + 3.350%)
	13,653,363	7.634	08/15/25	13,638,481
(3M USD LIBOR + 3.100%)
	7,198,726	7.730	10/25/28	7,174,322
Constellation Automotive Ltd. (NR/B2) (3M Euribor), (Euribor + 4.000%)
EUR	2,800,000	7.781	07/28/28	2,702,956
Constellation Automotive Ltd. (NR/Caa2) (Update Replacements.xls: SONIO/N), (SONIA + 7.500%)
GBP	700,000	11.427	07/27/29	478,948
Dealer Tire Financial LLC (B-/B1) (1M SOFR + 4.500%)
	$9,474,882	9.603	12/14/27	9,427,508
EG America LLC (B-/B3) (1M SOFR + 4.000%)
	4,136,454	9.165	02/07/25	4,060,632
EG Group Ltd. (B-/B3) (3M USD LIBOR + 4.000%)
	4,081,342	9.165	02/07/25	4,006,531

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Retailers – (continued)
Harbor Freight Tools USA, Inc. (BB-/B2) (1M USD LIBOR + 2.750%)
$9,302,193	5.274%	10/19/27	$ 9,163,963
New Era Cap Co., Inc. (B+/B2) (1M USD LIBOR + 6.000%)
5,316,612	11.193	07/13/27	5,250,154
Restoration Hardware, Inc. (BB-/Ba3) (1M USD LIBOR + 2.500%)
7,413,840	7.693	10/20/28	7,154,356
Staples, Inc. (B/B3) (3M USD LIBOR + 5.000%)
6,266,938	10.299	04/16/26	5,343,568
TruGreen LP (B-/B3) (1M USD LIBOR + 4.000%)
2,536,620	5.666	11/02/27	2,328,617
TruGreen LP (CCC/Caa3) (3M USD LIBOR + 8.500%)
2,200,000	13.773	11/02/28	1,254,000

			71,984,036

Semiconductors – 0.3%
Entegris, Inc. (BB/Baa3) (3M SOFR + 2.750%)
5,752,165	7.330	07/06/29	5,755,788

Software – 0.2%
ZoomInfo LLC (NR/Ba1) (1M SOFR + 2.750%)
4,692,662	7.953	02/28/30	4,683,887

Technology – 0.7%
Ingram Micro, Inc. (BB-/B1) (3M USD LIBOR + 3.500%)
4,761,473	9.038	06/30/28	4,740,665
Uber Technologies, Inc. (BB-/Ba2) (3M SOFR + 2.750%)
4,079,500	7.870	03/03/30	4,076,236
Ultra Clean Holdings, Inc. (B+/B1) (1M USD LIBOR + 3.750%)
6,164,215	8.943	08/27/25	6,158,421

			14,975,322

Technology - Hardware – 1.1%
Altar Bidco, Inc. (B/B1) (6M SOFR + 3.500%)
1,488,703	7.993	02/01/29	1,463,588
II-VI, Inc. (BB-/Ba2) (1M USD LIBOR + 2.750%)
10,153,323	7.672	07/02/29	10,115,248
MKS Instruments, Inc. (BB/Ba1)
(1M EURIBOR + 3.000%)
EUR 794,000	6.413	08/17/29	860,279
(1M SOFR + 2.750%)
$5,706,875	7.939	08/17/29	5,706,875
(3M SOFR + 2.500%)
4,742,719	6.511	08/17/27	4,715,069

			22,861,059

Technology - Software – 2.3%
Ahead DB Holdings, LLC (B+/B1) (3M USD LIBOR + 3.750%)
7,458,009	9.092	10/18/27	6,933,263
Camelot U.S. Acquisition LLC (B+/B1) (1M USD LIBOR + 3.000%)
5,632,796	8.268%	10/30/26	5,621,086
Castle US Holding Corp. (CCC+/B3) (1M USD LIBOR + 3.750%)
7,189,537	9.114	01/29/27	5,239,375
DCert Buyer, Inc. (B-/B2) (1M USD LIBOR + 4.000%)
9,436,067	4.113	10/16/26	9,338,781

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a)(c) – (continued)
Technology - Software – (continued)
DCert Buyer, Inc. (CCC/Caa2) (3M SOFR + 7.000%)
	$1,700,000	12.264%		02/19/29	$ 1,549,839
Loyalty Ventures, Inc. (NR/WR) (1M USD LIBOR + 5.500%)
	12,332,401	0.000	(b)(d)	11/03/27	1,245,572
Quartz Acquireco LLC (B/B1)
	2,475,000	0.000	(d)	06/28/30	2,471,906
Travelport Finance (Luxembourg) S.a.r.l. (NR/NR) (3M SOFR + 8.500%)
	1,258,932	13.365		05/29/26	780,538
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (1M USD LIBOR + 1.500%)
	106,084	6.202		02/28/25	104,029
Ultimate Software Group Inc (The) (B-/B1) (3M SOFR + 4.500%)
	5,525,000	9.776		05/04/26	5,506,602
Virtusa Corp. (B/B1) (3M USD LIBOR + 3.750%)
	9,561,583	9.331		02/11/28	9,430,112

					48,221,103

Technology - Software/Services – 2.9%
Atlas Purchaser, Inc. (CCC+/Caa2) (3M USD LIBOR + 9.000%)
	1,225,000	14.501		05/07/29	612,500
CentralSquare Technologies LLC (B-/Caa1) (3M USD LIBOR + 3.750%)
	9,587,680	4.756		08/29/25	8,926,131
Ceridian HCM Holding, Inc. (B+/Ba3) (1M USD LIBOR + 2.500%)
	9,073	7.660		04/30/25	9,061
Magenta Buyer LLC (B-/B2) (3M USD LIBOR + 4.750%)
	6,826,348	10.030		07/27/28	5,116,894
Magenta Buyer LLC (CCC/Caa2) (3M USD LIBOR + 8.250%)
	1,300,000	13.530		07/27/29	838,500
Peraton Corp. (B/B1) (1M SOFR + 3.750%)
	11,434,318	8.953		02/01/28	11,211,806
Peraton Corp. (NR/NR) (3M USD LIBOR + 7.750%)
	5,436,527	12.979		02/01/29	5,259,840
Physician Partners LLC (B/B2) (3M SOFR + 4.000%)
	8,496,480	9.392		12/23/28	7,965,450
Severin Acquisition LLC (B/B2) (1M USD LIBOR + 3.000%)
	6,653,773	6.034		08/01/25	6,647,119
VS Buyer LLC (B/B1) (1M USD LIBOR + 3.000%)
	8,204,078	9.500		02/28/27	8,081,017
World Wide Technology Holding Co. LLC (BB/Ba3) (1M SOFR + 3.250%)
	6,259,312	8.524		03/01/30	6,251,488

					60,919,806

Telecommunications – 2.8%
Adevinta ASA (BB-/Ba2)
(3M EURIBOR + 2.750%)
EUR	3,743,692	6.348		06/26/28	4,061,138
(3M EURIBOR + 2.750%)
	$4,862,353	6.348		06/26/28	4,861,332
Barracuda Networks, Inc. (B/B2) (3M SOFR + 4.500%)
	4,418,897	9.545		08/15/29	4,256,503

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)(c) – (continued)
Telecommunications – (continued)
Buzz Merger Sub Ltd. (B/B1)
(1M SOFR + 3.250%)
	$267,727	8.453%	01/29/27	$ 266,723
(1M USD LIBOR + 2.750%)
	5,940,941	7.832	01/29/27	5,918,663
Endure Digital, Inc. (B/B2) (3M USD LIBOR + 3.500%)
	8,808,677	8.792	02/10/28	8,192,070
Imperva, Inc. (CCC+/B2) (3M USD LIBOR + 4.000%)
	8,310,958	9.337	01/12/26	7,497,149
Intelsat Jackson Holdings S.A. (B+/B3) (6M SOFR + 4.250%)
	12,767,118	7.445	02/01/29	12,703,282
Lorca Holdco Ltd. (NR/B1) (Update Replacements.xls: EUR006M), (EURIBOR + 3.700%)
EUR	4,875,000	7.522	09/17/27	5,131,926
MLN US Holding Co. LLC (CCC-/Ca) (3M USD LIBOR + 4.500%)
	$2,674,726	9.838	11/30/25	508,198
PUG LLC (B-/B3) (1M USD LIBOR + 3.500%)
	5,991,163	8.717	02/12/27	5,309,668

				58,706,652

Textiles – 0.7%
CBI Buyer, Inc. (CCC-/Caa3) (1M USD LIBOR + 7.250%)
	1,100,000	12.467	01/05/29	495,000
CBI Buyer, Inc. (CCC+/Caa1) (3M USD LIBOR + 3.250%)
	6,499,868	4.250	01/06/28	3,566,803
Fanatics Commerce Intermediate Holdco, LLC (BB-/Ba3) (3M SOFR + 3.250%)
	10,066,700	8.606	11/24/28	10,033,178

				14,094,981

Transportation Services – 0.8%
Kenan Advantage Group, Inc. (B/B2) (3M USD LIBOR + 3.750%)
	7,409,198	9.477	03/24/26	7,380,079
LaserShip, Inc. (CCC+/B3) (1M USD LIBOR + 4.500%)
	5,057,200	9.693	05/07/28	4,146,904
MH Sub I LLC (CCC+/Caa1) (1M USD LIBOR + 6.250%)
	600,000	8.622	02/23/29	520,128
MH Sub I, LLC (B/B1) (1M SOFR + 4.250%)
	4,839,157	9.334	05/03/28	4,635,913

				16,683,024

TOTAL BANK LOANS (Cost $1,947,866,444)				$1,834,867,142

Corporate Obligations – 5.6%
Aerospace & Defense(e) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
	$2,790,000	4.600%	06/15/28	$ 2,338,718

Airlines(e)(f) – 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
	6,805,000	7.875	05/01/27	6,115,313

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(e)(f) – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3) – (continued)
	$2,965,000	6.375%		02/01/30	$ 2,387,418

					8,502,731

Automotive – 0.7%
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	5,970,000	6.625	(e)(f)	10/15/29	4,862,028
Ford Motor Co. (BB+/Ba2)
	1,331,000	0.000	(g)	03/15/26	1,458,110
Ford Motor Credit Co. LLC (BB+/Ba2)
	650,000	4.687	(e)	06/09/25	626,607
	4,677,000	4.950	(e)	05/28/27	4,413,030
	3,600,000	7.350	(e)	11/04/27	3,684,024

					15,043,799

Banks(e)(f) – 0.1%
Freedom Mortgage Corp. (B/B2)
	3,120,000	6.625		01/15/27	2,713,838

Chemicals(e)(f) – 0.6%
Herens Holdco S.a.r.l. (B-/B2)
	4,200,000	4.750		05/15/28	3,231,690
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750		11/15/28	4,056,624
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC/Caa2)
	9,085,000	6.750		05/15/26	5,402,123
Rayonier AM Products, Inc. (B/B3)
	240,000	7.625		01/15/26	206,935

					12,897,372

Commercial Services(e)(f) – 0.3%
APX Group, Inc. (B/Ba3)
	1,928,000	5.750		07/15/29	1,676,203
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,450,000	4.000		06/15/29	2,724,672
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250		02/15/29	1,016,111

					5,416,986

Diversified Financial Services(e)(f) – 0.2%
LPL Holdings, Inc. (BBB-/Baa3)
	$2,489,000	4.000		03/15/29	2,188,130
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500		04/15/29	2,856,840

					5,044,970

Healthcare Providers & Services(e)(f) – 0.6%
CHS/Community Health Systems, Inc. (B-/B3)
	5,150,000	5.250		05/15/30	4,073,238
CHS/Community Health Systems, Inc. (CCC-/Caa2)
	1,125,000	6.125		04/01/30	681,232
Medline Borrower LP (B+/B1)
	10,100,000	3.875		04/01/29	8,784,677

					13,539,147

Internet(e)(f) – 0.2%
ANGI Group LLC (B/B2)
	1,055,000	3.875		08/15/28	862,800

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(e)(f) – (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
$1,942,000	3.500%		03/01/29	$ 1,665,576
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625		10/01/31	546,916

				3,075,292

Leisure Time(e)(f) – 0.2%
Carnival Corp. (B/B3)
960,000	5.750		03/01/27	883,123
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	2,014,921
Royal Caribbean Cruises Ltd. (B/B3)
1,860,000	5.500		04/01/28	1,735,845

				4,633,889

Lodging(e)(f) – 0.2%
Travel + Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	3,716,423

Machinery - Construction & Mining(e)(f) – 0.4%
Vertiv Group Corp. (BB-/B1)
8,450,000	4.125		11/15/28	7,617,421

Media(e) – 0.3%
Cumulus Media New Holdings, Inc. (B/B3)
4,100,000	6.750	(f)	07/01/26	2,822,440
Diamond Sports Group LLC/Diamond Sports Finance Co. (NR/WR)
2,350,000	5.375	(b)(f)	08/15/26	77,714
3,225,000	6.625	(b)(f)	08/15/27	95,944
DISH DBS Corp. (B/Ba3)
2,675,000	5.250	(f)	12/01/26	2,157,173
iHeartCommunications, Inc. (B-/Caa1)
1	8.375		05/01/27	1

				5,153,272

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	781,626

Oil Field Services(e) – 0.1%
Noble Finance II LLC (BB-/B2)
800,000	8.000	(f)	04/15/30	812,512
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
1,425,000	4.500		04/30/30	1,252,247

				2,064,759

Packaging(e)(f) – 0.1%
LABL, Inc. (B-/B2)
2,005,000	5.875		11/01/28	1,825,713

Pipelines(e)(f) – 0.1%
ITT Holdings LLC (B/B2)
2,305,000	6.500		08/01/29	1,937,237

Real Estate(e)(f) – 0.2%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B/B2)
5,185,000	5.250		04/15/30	3,694,313

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e)(f) – 0.1%
LCM Investments Holdings II LLC (BB-/B2)
$2,285,000	4.875%	05/01/29	$ 1,960,827
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
855,000	6.375	09/30/26	808,873

			2,769,700

Software(e)(f) – 0.6%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500	02/15/30	7,544,398
Castle U.S. Holding Corp. (CCC-/Caa2)
7,910,000	9.500	02/15/28	4,473,184
Rackspace Technology Global, Inc. (CCC+/B3)
3,380,000	3.500	02/15/28	1,526,273

			13,543,855

Transportation(e)(f) – 0.1%
Rand Parent LLC (BB/Ba1)
2,705,000	8.500	02/15/30	2,449,188

TOTAL CORPORATE OBLIGATIONS (Cost $146,791,764)			$ 118,760,249

Asset-Backed Securities(c)(e)(f) – 1.3%
Collateralized Loan Obligations – 1.3%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	9.060%	04/17/33	$ 5,043,222
ICG US CLO Ltd. Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	8.760	01/16/33	1,865,220
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	8.879	02/20/30	2,984,265
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
4,900,000	8.988	08/16/34	4,413,160
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	8.982	04/18/36	3,642,472
Tikehau US CLO I Ltd. Series 2021-1A, Class E (NR/Ba3) (3M USD LIBOR + 6.910%)
5,000,000	12.172	01/18/35	4,174,505
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3M USD LIBOR + 3.810%)
7,000,000	9.060	10/20/34	5,923,281

TOTAL ASSET-BACKED SECURITIES (Cost $31,221,997)			$ 28,046,125

Shares	Description	Value

Common Stocks(b) – 0.3%
Aerospace & Defense – 0.2%
199,380	Swissport Ltd.	$ 3,644,189

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks(b) – (continued)
Media – 0.0%
162,749	Bright Pattern Holding Co.(d)	$ 1,627
579,399	Clear Channel Outdoor Holdings, Inc.	793,777

		795,404

Software(d) – 0.0%
162,749	Aspect Software, Inc. Class B	1,628

Specialty Retail – 0.1%
9,541	Neiman Marcus Group Ltd. LLC
		1,173,543

TOTAL COMMON STOCKS (Cost $9,090,094)		$ 5,614,764

Units	Expiration Date	Value

Warrants(b) – 0.0%
Cineworld Group PLC (NR/NR)
174,646		$ —
Noble Corp. PLC (NR/NR)
6,346	02/04/28	152,304
(Cost $15,865)

TOTAL WARRANTS (Cost $15,865)		$ 152,304

Shares	Description	Value

Exchange Traded Funds – 1.7%
24,605	Eaton Vance Floating-Rate Income Trust (NR/NR)	$ 287,386
529,943	Invesco Senior Income Trust (NR/NR)	2,040,281
622,355	Invesco Senior Loan ETF (NR/NR)	13,094,349
146,959	Nuveen Credit Strategies Income Fund (NR/NR)	742,143
402,141	Nuveen Floating Rate Income Fund (NR/NR)	3,172,893
414,779	Nuveen Floating Rate Income Opportunity Fund (NR/NA)	3,235,276
311,694	SPDR Blackstone Senior Loan ETF (NR/NR)	13,050,628

TOTAL EXCHANGE TRADED FUNDS (Cost $37,266,143)		$ 35,622,956

Shares	Dividend Rate	Value

Investment Company(h) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,548,017	5.022%	$ 24,548,017
(Cost $24,548,017)

Securities Lending Reinvestment Vehicle(h) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,406,753	5.022%	$ 21,406,752
(Cost $21,406,753)

TOTAL INVESTMENTS – 97.4% (Cost $2,218,207,077)		$2,069,018,309

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		$ 55,190,644

NET ASSETS – 100.0%		$2,124,208,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security is currently in default and/or non-income producing.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated Issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	81,269,255	EUR	73,767,740	09/19/23	$449,716

TOTAL						$—

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	32	09/20/23	$4,061,000	$(45,771)

Short position contracts:
10 Year U.S. Treasury Notes	(321)	09/20/23	(36,413,750)	478,853
5 Year U.S. Treasury Notes	(544)	09/29/23	(58,259,000)	945,047

Total				$1,423,900

TOTAL FUTURES CONTRACTS				$1,378,129

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
SONIA	— Sterling Overnight Index Average

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 90.2%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.
$400,000	4.070%		12/15/42	$ 356,232
Northrop Grumman Corp.
2,075,000	4.750		06/01/43	1,941,287
Raytheon Technologies Corp.(a)
1,975,000	4.125		11/16/28	1,902,221
The Boeing Co.(a)
1,150,000	2.196		02/04/26	1,056,034
1,950,000	3.450		11/01/28	1,770,171
1,375,000	3.250		02/01/35	1,114,616
500,000	3.550		03/01/38	391,200
1,306,000	3.375		06/15/46	913,651
575,000	3.625		03/01/48	408,693
900,000	3.850		11/01/48	664,308

				10,518,413

Agriculture(a) – 0.9%
Altria Group, Inc.
975,000	4.800		02/14/29	948,129
BAT Capital Corp.
200,000	3.557		08/15/27	184,132
1,350,000	2.259		03/25/28	1,157,288
Cargill, Inc.(b)
940,000	5.125		10/11/32	947,341
1,175,000	4.750		04/24/33	1,157,680
Philip Morris International, Inc.
550,000	5.625		11/17/29	560,406
750,000	5.750		11/17/32	768,615

				5,723,591

Automotive(a) – 2.5%
General Motors Co.
2,925,000	6.800		10/01/27	3,037,993
950,000	6.600		04/01/36	977,161
General Motors Financial Co., Inc.
2,775,000	4.300		07/13/25	2,692,027
6,191,000	5.250		03/01/26	6,094,668
1,275,000	1.500		06/10/26	1,127,495
400,000	2.700		08/20/27	354,252
Hyundai Capital America(b)
1,050,000	5.700		06/26/30	1,044,078
Stellantis Finance US, Inc.(b)
900,000	1.711		01/29/27	788,832

				16,116,506

Banks – 22.5%
Banco Santander SA
1,000,000	2.746		05/28/25	939,310
1,200,000	4.250		04/11/27	1,135,008
(1 year CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	316,520
Bank of America Corp.(a)(c)
(5 year CMT + 1.200%)
1,025,000	2.482		09/21/36	782,772
(SOFR + 1.010%)
100,000	1.197		10/24/26	90,014

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c) – (continued)
(SOFR + 1.330%)
$2,725,000	2.972%		02/04/33	$ 2,268,753
(SOFR + 1.580%)
3,360,000	4.376		04/27/28	3,230,539
(SOFR + 1.830%)
1,075,000	4.571		04/27/33	1,010,167
(SOFR + 2.040%)
—	4.948		07/22/28	—
(SOFR + 2.160%)
408,000	5.015		07/22/33	398,261
(TSFR3M + 1.252%)
275,000	2.496		02/13/31	230,161
(TSFR3M + 1.302%)
2,863,000	3.419		12/20/28	2,632,128
(TSFR3M + 1.332%)
5,356,000	3.970		03/05/29	5,019,857
(TSFR3M + 1.472%)
1,350,000	3.974		02/07/30	1,251,437
(TSFR3M + 1.572%)
1,950,000	4.271		07/23/29	1,849,419
Barclays PLC
425,000	5.200		05/12/26	410,083
1,850,000	4.836	(a)	05/09/28	1,706,255
BNP Paribas SA(a)(b)(c)
(1 year CMT + 1.500%)
1,680,000	5.335		06/12/29	1,658,110
(5 year USD Swap + 4.149%)
1,950,000	6.625		03/25/24	1,874,866
(SOFR + 1.004%)
4,225,000	1.323		01/13/27	3,749,603
(SOFR + 1.507%)
370,000	3.052		01/13/31	315,432
BPCE SA(b)
1,625,000	5.700		10/22/23	1,617,541
1,350,000	4.625		09/12/28	1,272,861
(SOFR + 1.730%)
1,050,000	3.116	(a)(c)	10/19/32	812,564
(SOFR + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,649,085
Citigroup, Inc.
1,475,000	4.450		09/29/27	1,408,507
925,000	4.750		05/18/46	792,540
(SOFR + 1.351%)
800,000	3.057	(a)(c)	01/25/33	667,288
(SOFR + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	890,079
(SOFR + 2.086%)
1,589,000	4.910	(a)(c)	05/24/33	1,536,595
(SOFR + 3.914%)
675,000	4.412	(a)(c)	03/31/31	635,020
(TSFR3M + 1.454%)
1,061,000	4.075	(a)(c)	04/23/29	999,420
(TSFR3M + 1.825%)
6,098,000	3.887	(a)(c)	01/10/28	5,775,782
Comerica, Inc.(a)
3,400,000	3.700		07/31/23	3,386,366
Credit Agricole Corporate & Investment Bank SA(b)
725,000	5.514		07/05/33	729,314

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA
$1,950,000	4.375%		03/17/25	$ 1,880,521
(5 year USD Swap + 4.319%)
500,000	6.875	(a)(b)(c)	09/23/24	479,650
(SOFR + 1.676%)
1,775,000	1.907	(a)(b)(c)	06/16/26	1,635,201
Credit Suisse AG(b)
1,949,000	6.500		08/08/23	1,938,846
Credit Suisse Group AG(a)(b)
7,097,000	4.282		01/09/28	6,549,892
(SOFR + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,307,602
(SOFR + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,243,100
Discover Bank(a)
2,125,000	4.650		09/13/28	1,972,616
Fifth Third Bancorp(a)
2,085,000	2.375		01/28/25	1,956,647
First Horizon Corp.(a)
700,000	4.000		05/26/25	653,821
First-Citizens Bank & Trust Co.(a)(c) (TSFR3M + 1.715%)
2,550,000	2.969		09/27/25	2,400,417
HSBC Bank USA NA
800,000	5.625		08/15/35	773,512
HSBC Holdings PLC
600,000	7.625		05/17/32	631,332
(SOFR + 1.929%)
925,000	2.099	(a)(c)	06/04/26	856,606
(SOFR + 2.870%)
216,000	5.402	(a)(c)	08/11/33	210,825
(TSFR3M + 1.473%)
1,075,000	3.803	(a)(c)	03/11/25	1,054,156
(TSFR3M + 1.609%)
1,875,000	4.292	(a)(c)	09/12/26	1,803,000
Huntington Bancshares, Inc.(a)
675,000	2.625		08/06/24	645,840
ING Groep NV(a)(c) (SOFR + 1.005%)
1,725,000	1.726		04/01/27	1,536,233
JPMorgan Chase & Co.(a)(c)
(SOFR + 1.260%)
1,150,000	2.963		01/25/33	969,393
(SOFR + 1.560%)
3,850,000	4.323		04/26/28	3,716,674
(SOFR + 1.800%)
2,924,000	4.586		04/26/33	2,787,683
(SOFR + 2.040%)
400,000	2.522		04/22/31	338,764
(SOFR + 2.080%)
2,355,000	4.912		07/25/33	2,302,460
(TSFR3M + 1.622%)
875,000	3.882		07/24/38	754,959
(TSFR3M + 2.520%)
3,650,000	2.956		05/13/31	3,123,268
(TSFR3M + 3.125%)
737,000	4.600		02/01/25	687,886
KeyCorp(a)(c) (SOFR + 1.250%)
2,775,000	3.878		05/23/25	2,568,651

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Lloyds Banking Group PLC
$1,875,000	4.582%		12/10/25	$ 1,791,562
371,000	4.650		03/24/26	354,201
(1 year CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	309,838
M&T Bank Corp.(a)
1,625,000	3.550		07/26/23	1,621,847
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,744,029
(SOFR + 1.069%)
2,200,000	1.340		01/12/27	1,957,472
Morgan Stanley
3,350,000	4.350		09/08/26	3,235,597
(3M USD LIBOR + 1.455%)
2,720,000	3.971	(a)(c)	07/22/38	2,307,376
(SOFR + 1.143%)
650,000	2.699	(a)(c)	01/22/31	553,319
(SOFR + 1.200%)
500,000	2.511	(a)(c)	10/20/32	403,420
(SOFR + 1.290%)
1,847,000	2.943	(a)(c)	01/21/33	1,535,134
(SOFR + 1.360%)
725,000	2.484	(a)(c)	09/16/36	548,753
(SOFR + 1.590%)
1,645,000	5.164	(a)(c)	04/20/29	1,626,889
(SOFR + 1.610%)
925,000	4.210	(a)(c)	04/20/28	888,777
(SOFR + 2.076%)
925,000	4.889	(a)(c)	07/20/33	889,721
(TSFR3M + 1.890%)
1,950,000	4.431	(a)(c)	01/23/30	1,857,082
Santander UK Group Holdings PLC(a)(c)
(3M USD LIBOR + 1.400%)
325,000	3.823		11/03/28	292,601
(SOFR + 1.220%)
550,000	2.469		01/11/28	480,673
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	254,303
The Bank of New York Mellon Corp.(a)(c) (SOFR + 2.074%)
525,000	5.834		10/25/33	547,255
Truist Financial Corp.(a)(c) (SOFR + 2.050%)
700,000	6.047		06/08/27	700,371
UBS Group AG
884,000	4.550		04/17/26	849,471
(SOFR + 1.560%)
3,071,000	2.593	(a)(b)(c)	09/11/25	2,925,127
US Bancorp(a)(c) (SOFR + 2.020%)
1,260,000	5.775		06/12/29	1,259,496
Wells Fargo & Co.(a)(c)
(SOFR + 1.510%)
1,325,000	3.526		03/24/28	1,238,756
(SOFR + 1.980%)
1,135,000	4.808		07/25/28	1,109,780
(SOFR + 2.000%)
2,060,000	2.188		04/30/26	1,930,756
(SOFR + 2.100%)
3,403,000	4.897		07/25/33	3,262,048

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)(c) – (continued)
(TSFR3M + 1.572%)
$2,573,000	3.584%		05/22/28	$ 2,397,547
Wells Fargo Bank NA
824,000	5.950		08/26/36	828,095
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
1,000,000	2.894		02/04/30	934,770
(5 year CMT + 2.000%)
1,300,000	4.110		07/24/34	1,134,198
(5 year USD ICE Swap + 2.236%)
125,000	4.322		11/23/31	115,851

				145,707,327

Beverages – 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
6,400,000	4.700		02/01/36	6,231,616
2,125,000	4.900		02/01/46	2,029,587
Anheuser-Busch InBev Finance, Inc.(a)
600,000	4.700		02/01/36	581,568
Anheuser-Busch InBev Worldwide, Inc.
655,000	8.200		01/15/39	855,679
175,000	5.450	(a)	01/23/39	181,307
1,775,000	4.950		01/15/42	1,731,388
Bacardi Ltd.(a)(b)
2,275,000	4.700		05/15/28	2,198,105
700,000	5.300		05/15/48	658,315
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900		06/15/43	1,487,700
Constellation Brands, Inc.(a)
350,000	4.650		11/15/28	343,770
775,000	2.250		08/01/31	634,028
1,256,000	4.750		05/09/32	1,218,873
50,000	4.500		05/09/47	43,177
JDE Peet’s NV(a)(b)
1,970,000	2.250		09/24/31	1,520,426
Keurig Dr Pepper, Inc.(a)
325,000	4.500		11/15/45	284,599
1,825,000	4.500		04/15/52	1,607,789

				21,607,927

Biotechnology(a) – 2.2%
Amgen, Inc.
2,065,000	5.250		03/02/30	2,070,555
5,000,000	4.200		03/01/33	4,665,950
1,773,000	5.250		03/02/33	1,774,791
175,000	4.400		05/01/45	151,578
442,000	4.200		02/22/52	366,228
2,980,000	5.650		03/02/53	3,021,124
CSL Finance PLC(b)
300,000	4.625		04/27/42	277,929
Royalty Pharma PLC
2,050,000	1.750		09/02/27	1,764,886

				14,093,041

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.4%
Carrier Global Corp.
$1,225,000	2.493%	02/15/27	$ 1,117,371
Fortune Brands Innovations, Inc.
672,000	4.000	03/25/32	598,235
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
275,000	4.900	12/01/32	272,621
Masco Corp.
1,000,000	1.500	02/15/28	851,690

			2,839,917

Chemicals(a) – 0.8%
DuPont de Nemours, Inc.
2,025,000	4.725	11/15/28	1,993,228
125,000	5.319	11/15/38	123,741
Huntsman International LLC
1,050,000	4.500	05/01/29	961,369
International Flavors & Fragrances, Inc.(b)
1,075,000	3.268	11/15/40	752,769
LYB International Finance B.V.
725,000	4.875	03/15/44	636,644
The Sherwin-Williams Co.
475,000	3.450	06/01/27	448,025
475,000	4.000	12/15/42	383,591

			5,299,367

Commercial Services – 0.7%
Ashtead Capital, Inc.(a)(b)
925,000	1.500	08/12/26	810,624
525,000	2.450	08/12/31	412,703
DP World Ltd.
360,000	5.625	09/25/48	336,312
Global Payments, Inc.(a)
1,150,000	4.450	06/01/28	1,079,355
PayPal Holdings, Inc.(a)
1,100,000	4.400	06/01/32	1,059,388
1,100,000	5.050	06/01/52	1,077,120

			4,775,502

Computers – 1.9%
Apple, Inc.
1,102,000	3.850	05/04/43	982,157
Dell International LLC/EMC Corp.(a)
3,405,000	6.020	06/15/26	3,453,862
375,000	4.900	10/01/26	372,401
1,599,000	5.300	10/01/29	1,586,384
225,000	6.200	07/15/30	233,955
Dell, Inc.
2,075,000	7.100	04/15/28	2,231,974
Hewlett Packard Enterprise Co.(a)
341,000	6.200	10/15/35	357,112
80,000	6.350	10/15/45	83,289
HP, Inc.(a)
1,325,000	1.450	06/17/26	1,189,280
1,565,000	4.000	04/15/29	1,460,427

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
International Business Machines Corp.(a)
$850,000	3.430%		02/09/52	$ 617,381

				12,568,222

Cosmetics & Personal Care(a)(b) – 0.3%
Kenvue, Inc.
1,700,000	5.050		03/22/53	1,732,997

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
5,485,000	6.500		07/15/25	5,516,868
775,000	3.000		10/29/28	672,173
Air Lease Corp.(a)
2,150,000	3.375		07/01/25	2,033,190
3,525,000	2.875		01/15/26	3,263,903
1,475,000	3.750		06/01/26	1,395,173
325,000	3.625		04/01/27	300,498
Ally Financial, Inc.
950,000	4.625		03/30/25	914,651
1,335,000	4.750	(a)	06/09/27	1,240,402
1,575,000	2.200	(a)	11/02/28	1,260,583
Aviation Capital Group LLC(a)(b)
2,675,000	1.950		01/30/26	2,381,205
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	727,628
3,750,000	4.250		04/15/26	3,492,450
1,450,000	3.250		02/15/27	1,293,994
Capital One Financial Corp.(a)(c) (SOFR + 0.690%)
975,000	5.780		12/06/24	958,074
Discover Financial Services(a)
800,000	4.100		02/09/27	744,056
Intercontinental Exchange, Inc.(a)
730,000	1.850		09/15/32	562,085
1,125,000	2.650		09/15/40	800,111
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,089,264

				29,646,308

Electric(a) – 0.2%
Louisville Gas & Electric Co.
1,000,000	5.450		04/15/33	1,018,060

Electrical – 3.6%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	290,763
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	800,257
1,075,000	2.850	(a)	05/15/51	696,019
CMS Energy Corp.(a)
500,000	4.875		03/01/44	454,890
Dominion Energy, Inc.(a)
2,325,000	3.375		04/01/30	2,081,131
DTE Energy Co.(a)
4,736,000	4.875		06/01/28	4,634,460
Duke Energy Corp.(a)
400,000	4.800		12/15/45	358,696
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	858,828

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Enel Finance International NV(a)(b)
$2,275,000	1.875%		07/12/28	$ 1,911,182
FirstEnergy Corp.(a)
475,000	2.650		03/01/30	401,831
NextEra Energy Capital Holdings, Inc.(a)
2,055,000	1.900		06/15/28	1,761,793
Pacific Gas & Electric Co.(a)
250,000	2.950		03/01/26	229,508
675,000	2.100		08/01/27	578,920
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,532,328
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	823,631
Sempra Energy(a)
2,020,000	3.400		02/01/28	1,862,016
1,125,000	3.800		02/01/38	932,017
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,259,744
275,000	4.050		03/15/42	222,588
The Southern Co.(a)
900,000	4.400		07/01/46	771,534
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	867,682

				23,329,818

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	225,600
800,000	5.500		07/31/47	689,280
220,000	5.500	(b)	07/31/47	189,552

				1,104,432

Entertainment(a) – 1.2%
Warnermedia Holdings, Inc.
2,000,000	4.054		03/15/29	1,827,760
5,175,000	4.279		03/15/32	4,585,412
1,776,000	5.050		03/15/42	1,489,940

				7,903,112

Environmental(a) – 0.8%
Republic Services, Inc.
950,000	4.875		04/01/29	948,755
3,500,000	2.375		03/15/33	2,850,120
Waste Connections, Inc.
525,000	3.200		06/01/32	457,244
433,000	4.200		01/15/33	407,033
Waste Management, Inc.
448,000	4.150		04/15/32	426,756

				5,089,908

Food & Drug Retailing(a) – 1.6%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	963,481
Kraft Heinz Foods Co.
2,686,000	3.875		05/15/27	2,579,097
1,160,000	3.750		04/01/30	1,076,944

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Mars, Inc.(b)
$2,225,000	4.550%		04/20/28	$ 2,191,091
Sysco Corp.
2,625,000	5.950		04/01/30	2,745,934
150,000	6.600		04/01/40	162,123
75,000	4.450		03/15/48	63,992
550,000	6.600		04/01/50	627,060

				10,409,722

Gas(a) – 0.4%
NiSource, Inc.
1,700,000	5.250		03/30/28	1,701,700
850,000	3.600		05/01/30	765,706

				2,467,406

Healthcare Providers & Services – 3.1%
Centene Corp.(a)
950,000	4.250		12/15/27	888,934
CommonSpirit Health
150,000	4.350		11/01/42	128,792
510,000	6.461	(a)	11/01/52	581,702
GE HealthCare Technologies, Inc.(a)
625,000	5.857		03/15/30	641,981
900,000	6.377		11/22/52	1,001,025
HCA, Inc.(a)
2,850,000	5.250		06/15/26	2,819,761
1,250,000	5.200		06/01/28	1,242,963
2,605,000	3.500		09/01/30	2,281,850
Humana, Inc.(a)
625,000	5.500		03/15/53	622,250
Novant Health, Inc.(a)
710,000	3.168		11/01/51	509,487
PerkinElmer, Inc.(a)
1,200,000	3.300		09/15/29	1,073,256
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	182,010
UnitedHealth Group, Inc.
275,000	4.200	(a)	05/15/32	262,422
1,100,000	5.800		03/15/36	1,179,827
1,425,000	2.750	(a)	05/15/40	1,058,077
371,000	4.750	(a)	05/15/52	352,242
1,085,000	5.875	(a)	02/15/53	1,203,612
766,000	5.050	(a)	04/15/53	760,431
3,000,000	6.050	(a)	02/15/63	3,391,260

				20,181,882

Home Builders(a) – 0.1%
Lennar Corp.
525,000	4.750		11/29/27	510,489

Insurance – 1.3%
American International Group, Inc.
700,000	6.250		05/01/36	727,874
598,000	4.500	(a)	07/16/44	515,512
200,000	4.800	(a)	07/10/45	178,702
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	380,884
323,000	5.031		12/15/46	288,652

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Group Ltd.
$595,000	7.350%		05/01/34	$ 674,813
Great-West Lifeco Finance 2018 LP(a)(b)
459,000	4.047		05/17/28	431,575
MetLife, Inc.
625,000	6.375		06/15/34	684,506
475,000	4.721		12/15/44	422,242
Principal Financial Group, Inc.
150,000	6.050		10/15/36	154,194
Prudential Financial, Inc.
1,850,000	5.700		12/14/36	1,922,483
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	804,676
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	207,096
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,034,376

				8,427,585

Internet – 1.7%
Amazon.com, Inc.(a)
325,000	3.100		05/12/51	242,184
Expedia Group, Inc.(a)
447,000	4.625		08/01/27	433,755
725,000	3.250		02/15/30	630,663
196,000	2.950		03/15/31	165,887
Meta Platforms, Inc.(a)
2,043,000	3.850		08/15/32	1,897,518
888,000	4.450		08/15/52	773,297
Netflix, Inc.
1,200,000	6.375		05/15/29	1,269,168
4,565,000	4.875	(a)(b)	06/15/30	4,498,716
Prosus NV(a)
200,000	3.680	(b)	01/21/30	167,400
200,000	3.680		01/21/30	167,400
580,000	3.061		07/13/31	451,312

				10,697,300

Investment Companies(a) – 0.4%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,071,847
125,000	3.250		03/15/27	107,995
JAB Holdings B.V.(b)
700,000	2.200		11/23/30	550,536

				2,730,378

Iron/Steel – 0.4%
ArcelorMittal SA
950,000	4.550		03/11/26	927,390
POSCO(b)
240,000	5.750		01/17/28	243,475
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,665,651

				2,836,516

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.8%
Hyatt Hotels Corp.
$2,925,000	4.850%		03/15/26	$ 2,866,090
Marriott International, Inc.
800,000	5.000		10/15/27	794,152
543,000	4.000		04/15/28	512,489
675,000	4.650		12/01/28	654,082
525,000	4.900		04/15/29	510,878

				5,337,691

Machinery - Construction & Mining(a)(b) – 0.1%
The Weir Group PLC
925,000	2.200		05/13/26	828,023

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
325,000	3.112		02/15/40	251,212

Media – 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
6,750,000	4.908		07/23/25	6,619,455
1,050,000	3.750		02/15/28	963,753
5,125,000	4.200		03/15/28	4,805,815
625,000	6.384		10/23/35	610,031
300,000	6.484		10/23/45	282,471
Comcast Corp.
150,000	3.250	(a)	11/01/39	119,007
475,000	3.750	(a)	04/01/40	400,164
75,000	4.750		03/01/44	69,437
525,000	3.400	(a)	07/15/46	398,307
Discovery Communications LLC(a)
3,125,000	4.900		03/11/26	3,065,250
Fox Corp.(a)
225,000	5.476		01/25/39	210,258
The Walt Disney Co.
1,400,000	6.400		12/15/35	1,574,370
1,100,000	4.625	(a)	03/23/40	1,056,583
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	597,125
Time Warner Entertainment Co. LP
1,600,000	8.375		07/15/33	1,762,240

				22,534,266

Mining – 0.7%
Glencore Finance Canada Ltd.(b)
525,000	5.550		10/25/42	487,809
Glencore Funding LLC(a)(b)
925,000	2.850		04/27/31	762,764
725,000	2.625		09/23/31	583,328
Newcrest Finance Pty Ltd.(a)(b)
950,000	3.250		05/13/30	839,315
Newmont Corp.(a)
1,300,000	2.600		07/15/32	1,061,385
Teck Resources Ltd.(a)
692,000	3.900		07/15/30	629,637

				4,364,238

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.9%
Eaton Corp.(a)
$1,350,000	4.150%	03/15/33	$ 1,282,351
GE Capital International Funding Co.
1,700,000	4.418	11/15/35	1,611,838
General Electric Co.
900,000	6.750	03/15/32	1,015,227
625,000	6.150	08/07/37	655,263
1,294,000	5.875	01/14/38	1,391,309

			5,955,988

Multi-National(a)(b) – 0.0%
The African Export-Import Bank
200,000	3.798	05/17/31	161,162

Oil Field Services – 2.1%
Aker BP ASA(a)(b)
1,043,000	2.000	07/15/26	935,039
BP Capital Markets America, Inc.(a)
175,000	4.234	11/06/28	170,158
1,575,000	2.721	01/12/32	1,338,750
Continental Resources, Inc.(a)
625,000	4.375	01/15/28	586,925
Diamondback Energy, Inc.(a)
1,550,000	6.250	03/15/33	1,605,226
Marathon Oil Corp.
900,000	6.800	03/15/32	931,275
Marathon Petroleum Corp.(a)
2,095,000	3.800	04/01/28	1,953,022
Occidental Petroleum Corp.(a)
—	8.500	07/15/27	—
1,525,000	8.875	07/15/30	1,752,316
Ovintiv Exploration, Inc.(a)
800,000	5.375	01/01/26	795,248
Ovintiv, Inc.
1,025,000	8.125	09/15/30	1,126,803
Pertamina Persero PT(a)
370,000	4.175	01/21/50	293,199
QatarEnergy(a)(b)
200,000	3.125	07/12/41	152,624
530,000	3.300	07/12/51	387,531
Reliance Industries Ltd.(b)
890,000	3.625	01/12/52	635,327
Saudi Arabian Oil Co.
1,100,000	3.500	04/16/29	1,010,735
Shell International Finance B.V.
225,000	6.375	12/15/38	252,178

			13,926,356

Packaging(a) – 0.4%
Berry Global, Inc.
1,800,000	1.570	01/15/26	1,624,572
1,225,000	1.650	01/15/27	1,059,049

			2,683,621

Pharmaceuticals(a) – 3.5%
AbbVie, Inc.
2,475,000	4.550	03/15/35	2,356,101
2,850,000	4.500	05/14/35	2,704,849

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
$350,000	4.050%		11/21/39	$ 304,630
775,000	4.875		11/14/48	731,081
Becton Dickinson & Co.
439,000	4.685		12/15/44	399,551
175,000	4.669		06/06/47	160,440
Bristol-Myers Squibb Co.
425,000	4.350		11/15/47	385,326
CVS Health Corp.
1,125,000	4.875		07/20/35	1,068,818
5,013,000	4.780		03/25/38	4,621,134
470,000	5.125		07/20/45	434,322
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,354,520
Pfizer Investment Enterprises Pte Ltd.
1,275,000	4.750		05/19/33	1,270,729
1,425,000	5.300		05/19/53	1,483,767
The Cigna Group
2,350,000	2.400		03/15/30	1,996,536
1,581,000	4.800		08/15/38	1,492,322
175,000	4.800		07/15/46	160,585
2,200,000	4.900		12/15/48	2,046,198

				22,970,909

Pipelines – 4.1%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	453,735
Cheniere Energy Partners LP(a)(b)
870,000	5.950		06/30/33	873,515
Enbridge, Inc.(a)
939,000	5.700		03/08/33	951,968
2,125,000	2.500		08/01/33	1,665,957
Energy Transfer LP(a)
550,000	5.950		12/01/25	550,864
525,000	4.200		04/15/27	501,302
300,000	5.500		06/01/27	298,680
354,000	4.950		05/15/28	343,061
456,000	5.150		03/15/45	392,798
Enterprise Products Operating LLC
2,200,000	6.875		03/01/33	2,478,410
575,000	4.800	(a)	02/01/49	526,786
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	161,322
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,231,340
650,000	6.550		09/15/40	659,282
MPLX LP(a)
1,750,000	2.650		08/15/30	1,465,765
950,000	4.500		04/15/38	818,691
520,000	5.500		02/15/49	473,850
ONEOK, Inc.(a)
2,245,000	4.550		07/15/28	2,129,585
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,917,000	4.650		10/15/25	1,868,979
325,000	4.500		12/15/26	314,353
1,125,000	3.800		09/15/30	998,955
Sabine Pass Liquefaction LLC(a)
900,000	5.000		03/15/27	886,131

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Corp.(a)
$220,000	4.200%	02/01/33	$ 195,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
775,000	4.875	02/01/31	716,177
The Williams Cos., Inc.(a)
2,000,000	4.650	08/15/32	1,894,500
950,000	5.650	03/15/33	962,977
Valero Energy Partners LP(a)
675,000	4.500	03/15/28	650,396
Western Midstream Operating LP(a)
2,657,000	5.450	04/01/44	2,256,829

			26,721,267

Real Estate(a) – 0.1%
CBRE Services, Inc.
910,000	5.950	08/15/34	901,328

Real Estate Investment Trust(a) – 3.2%
Agree LP
295,000	4.800	10/01/32	274,250
American Homes 4 Rent LP
225,000	2.375	07/15/31	179,154
Camden Property Trust
5,325,000	3.150	07/01/29	4,724,287
Crown Castle, Inc.
100,000	2.900	04/01/41	70,051
CubeSmart LP
555,000	2.500	02/15/32	440,787
Digital Realty Trust LP
425,000	3.700	08/15/27	392,300
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,032,715
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,826,750
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	651,726
Host Hotels & Resorts LP
532,000	2.900	12/15/31	420,179
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	510,690
Kimco Realty OP LLC
1,100,000	3.800	04/01/27	1,025,068
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625	08/01/29	719,425
National Retail Properties, Inc.
1,300,000	3.600	12/15/26	1,209,260
Prologis LP
1,125,000	4.625	01/15/33	1,099,046
Simon Property Group LP
1,250,000	2.250	01/15/32	977,000
Spirit Realty LP
1,125,000	4.000	07/15/29	996,424
WP Carey, Inc.
1,225,000	3.850	07/15/29	1,109,593
975,000	2.400	02/01/31	782,613

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
WP Carey, Inc. – (continued)
$100,000	2.450%	02/01/32	$ 78,742

			20,520,060

Retailing(a) – 2.9%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	855,590
890,000	2.800	02/10/51	564,776
AutoNation, Inc.
702,000	4.500	10/01/25	676,258
1,425,000	4.750	06/01/30	1,333,857
25,000	2.400	08/01/31	19,021
CK Hutchison International 23 Ltd.(b)
220,000	4.750	04/21/28	217,567
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	743,995
3,850,000	3.750	04/01/32	3,481,093
1,450,000	5.000	04/15/33	1,434,311
2,425,000	4.250	04/01/52	1,978,703
McDonald’s Corp.
1,825,000	4.700	12/09/35	1,771,546
Starbucks Corp.
690,000	3.000	02/14/32	599,051
917,000	4.500	11/15/48	820,009
Target Corp.
600,000	2.950	01/15/52	419,382
The Home Depot, Inc.
325,000	3.250	04/15/32	292,052
500,000	4.875	02/15/44	486,900
1,675,000	4.950	09/15/52	1,662,571
Tractor Supply Co.
680,000	5.250	05/15/33	674,091
Walgreens Boots Alliance, Inc.
668,000	4.100	04/15/50	475,649

			18,506,422

Savings&Loans(a)(b)(c) – 0.3%
Nationwide Building Society (3M USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,252,553

Semiconductors(a) – 1.8%
Broadcom, Inc.(b)
—	4.150	04/15/32	—
1,025,000	3.419	04/15/33	858,110
5,274,000	3.469	04/15/34	4,322,676
3,289,000	3.137	11/15/35	2,520,953
1,764,000	3.187	11/15/36	1,333,037
Micron Technology, Inc.
450,000	4.975	02/06/26	443,133
NXP B.V./NXP Funding LLC/NXP USA, Inc.
550,000	3.875	06/18/26	528,660
525,000	4.400	06/01/27	507,360
1,125,000	3.400	05/01/30	996,412

			11,510,341

Software(a) – 2.9%
Oracle Corp.
1,267,000	2.800	04/01/27	1,165,703
2,062,000	2.950	04/01/30	1,800,044

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Oracle Corp. – (continued)
$825,000	4.650%		05/06/30	$ 797,956
3,200,000	2.875		03/25/31	2,727,232
1,100,000	6.250		11/09/32	1,167,045
837,000	4.900		02/06/33	812,543
1,200,000	3.600		04/01/40	928,548
775,000	4.000		11/15/47	597,045
2,775,000	6.900		11/09/52	3,109,582
1,614,000	5.550		02/06/53	1,563,772
VMware, Inc.
1,075,000	1.800		08/15/28	902,946
1,200,000	2.200		08/15/31	942,972
Workday, Inc.
825,000	3.700		04/01/29	765,435
1,375,000	3.800		04/01/32	1,237,321

				18,518,144

Telecommunication Services – 5.1%
AT&T, Inc.(a)
840,000	2.300		06/01/27	755,874
1,825,000	2.750		06/01/31	1,540,209
875,000	2.250		02/01/32	695,538
486,000	2.550		12/01/33	380,339
1,350,000	4.500		05/15/35	1,240,393
175,000	4.900		08/15/37	164,180
925,000	4.850		03/01/39	852,230
925,000	3.500		06/01/41	710,678
75,000	4.350		06/15/45	62,837
886,000	4.750		05/15/46	782,506
775,000	5.150		11/15/46	721,385
1,675,000	3.500		09/15/53	1,185,833
Rogers Communications, Inc.(a)(b)
650,000	4.500		03/15/42	539,344
1,775,000	4.550		03/15/52	1,435,247
T-Mobile USA, Inc.(a)
2,698,000	3.750		04/15/27	2,555,923
425,000	4.750		02/01/28	413,109
2,212,000	3.875		04/15/30	2,039,044
1,055,000	2.875		02/15/31	894,556
6,275,000	3.500		04/15/31	5,534,424
1,975,000	5.200		01/15/33	1,962,557
Verizon Communications, Inc.
1,952,000	4.329		09/21/28	1,880,869
1,876,000	4.016	(a)	12/03/29	1,750,027
475,000	3.150	(a)	03/22/30	422,522
1,950,000	1.750	(a)	01/20/31	1,537,458
2,800,000	2.550	(a)	03/21/31	2,338,504
541,000	2.355	(a)	03/15/32	435,164

				32,830,750

Transportation – 1.1%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	469,540
1,225,000	5.750	(a)	05/01/40	1,296,246
525,000	4.450	(a)	01/15/53	481,199
CSX Corp.(a)
2,075,000	4.100		11/15/32	1,963,427
1,300,000	4.500		11/15/52	1,174,433

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value

Corporate Obligations – (continued)
Transportation – (continued)
Norfolk Southern Corp.(a)
	$1,450,000	3.000%		03/15/32		$ 1,248,291
Union Pacific Corp.(a)
	275,000	3.550		08/15/39		230,291

						6,863,427

TOTAL CORPORATE OBLIGATIONS (Cost $628,925,206)						$584,973,484

Sovereign Debt Obligations – 2.3%
Euro – 0.4%
Republic of Peru(a)
EUR	100,000	1.250%		03/11/33		$ 81,731
Republic of Philippines
	450,000	0.700		02/03/29		407,043
Republic of Romania(b)
	90,000	2.124		07/16/31		74,169
	70,000	2.000		01/28/32		55,803
	80,000	4.625		04/03/49		67,110
United Mexican States(a)
	130,000	1.350		09/18/27		128,011
	1,920,000	1.450		10/25/33		1,547,151

						2,361,018

United States Dollar – 1.9%
Export-Import Bank of Korea
	$390,000	5.125		01/11/33		402,316
Hungary Government International Bond
	830,000	6.125		05/22/28		842,857
Korea Hydro & Nuclear Power Co., Ltd.(b)
	1,060,000	4.250		07/27/27		1,031,104
Perusahaan Penerbit SBSN Indonesia III
	1,580,000	4.550		03/29/26		1,569,778
Republic of Chile
	150,000	3.625		10/30/42		120,827
	200,000	3.500	(a)	01/25/50		149,910
	260,000	4.000	(a)	01/31/52		211,377
Republic of Indonesia
	350,000	4.350	(b)	01/08/27		343,326
	1,610,000	4.350		01/08/27		1,579,297
Republic of Panama(a)
	380,000	2.252		09/29/32		289,856
	200,000	3.870		07/23/60		131,746
	390,000	4.500		01/19/63		284,731
Republic of Peru(a)
	430,000	2.780		12/01/60		261,083
	220,000	3.230		07/28/21	(d)	132,011
Republic of Philippines
	210,000	2.650		12/10/45		140,851
Republic of Romania
	160,000	3.000	(b)	02/27/27		144,640
	560,000	6.125		01/22/44		538,485
State of Israel(e)
	200,000	4.500		04/03/20		160,792
United Mexican States(a)
	2,540,000	3.250		04/16/30		2,257,832

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States(a) – (continued)
$802,000	3.500%	02/12/34	$ 669,285
1,399,000	3.771	05/24/61	953,558
440,000	3.750	04/19/71	294,439

			12,510,101

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $17,688,923)			$ 14,871,119

Municipal Debt Obligations – 0.6%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 549,401

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010(a)
1,500,000	6.630	02/01/35	1,565,378
Illinois State GO Bonds Taxable-Pension Series 2003
1,360,000	5.100	06/01/33	1,336,482

			2,901,860

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	438,392

Pennsylvania(a) – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	251,258

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,007,321)			$ 4,140,911

Shares	Description	Value

Exchange Traded Funds – 3.4%
277,136	Vanguard Intermediate-Term Corporate Bond ETF	$ 21,902,058
(Cost $ 21,888,068)

TOTAL INVESTMENTS – 96.5% (Cost $ 672,509,518)		$625,887,572

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		22,388,523

NET ASSETS – 100.0%		$648,276,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Actual maturity date is July 28, 2121.

(e)	Actual maturity date is April 03, 2120.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	448,068	AUD	667,716	09/20/23	$2,251
	USD	2,511,754	EUR	2,279,908	09/19/23	13,899
State Street Bank and Trust	CHF	1,246,210	USD	1,391,292	09/20/23	13,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	447,115	NZD	731,638	09/20/23	$(1,737)
JPMorgan Securities, Inc.	USD	417,368	NOK	4,570,508	09/20/23	(9,650)
MS & Co. Int. PLC	USD	646,551	CAD	860,532	09/20/23	(3,858)
	USD	630,272	EUR	584,472	09/20/23	(10,105)
	USD	579,737	GBP	462,403	09/20/23	(7,632)
UBS AG (London)	JPY	154,199,244	USD	1,123,959	09/20/23	(41,641)
	USD	468,396	SEK	5,046,036	09/20/23	(1,297)

TOTAL						$(75,920)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	227	09/29/23	$46,159,031	$(522,138)
20 Year U.S. Treasury Bonds	125	09/20/23	15,863,281	38,755
Ultra Long U.S. Treasury Bonds	327	09/20/23	44,543,531	508,931

Total				$25,548

Short position contracts:
10 Year U.S. Treasury Notes	(416)	09/20/23	(48,578,750)	334,708
5 Year U.S. Treasury Notes	(322)	09/29/23	(34,484,187)	486,692

Total				$821,400

TOTAL FUTURES CONTRACTS				$846,948

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.270%(b)	12M SOFR(b)	05/14/25		$15,840	$162,650	$94,370	$68,280
3.190(c)	6M CDOR(c)	03/24/28	CAD	1,700	(1,702)	(3,579)	1,877
12M SOFR(d)	2.920%(d)	03/27/28		$1,290	(13,414)	1,191	(14,605)
12M SOFR(d)	3.423(d)	03/31/30		11,050	(154,663)	(1,760)	(152,903)
2.680(d)	12M SOFR(d)	07/28/32		7,520	132,623	69,102	63,521
6M CDOR(c)	3.320(c)	03/23/33	CAD	1,150	8,344	5,829	2,515
3.060(d)	12M SOFR(d)	03/27/33		$880	2,713	2,267	446
3.250(d)	6M EURO(c)	09/20/33	EUR	1,090	(26,768)	(19,394)	(7,374)
12M SOFR(d)	2.910(d)	07/28/37		$18,320	(242,048)	(214,114)	(27,934)
12M SOFR(d)	2.720(d)	08/11/37		11,460	(224,381)	(354,406)	130,025
12M SOFR(d)	3.391(d)	05/10/38		9,280	20,565	(8,861)	29,426
2.080(d)	12M SOFR(d)	07/28/47		14,630	207,869	202,985	4,884
2.170(d)	12M SOFR(d)	08/11/52		5,540	245,020	175,744	69,276
2.564(d)	12M SOFR(d)	05/11/53		7,460	(42,645)	7,259	(49,904)

TOTAL					$74,163	$(43,367)	$117,530

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made semi-annually.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.752%	06/20/26	$2,375	$16,933	$26,193	$(9,260)
CDX.NA.IG Index 34	1.000	0.396	06/20/25	158,575	1,850,126	965,693	884,433
CDX.NA.IG Index 39	1.000	0.639	12/20/27	58,850	869,389	441,416	427,973
CDX.NA.IG Index 54	1.000	0.662	06/20/28	15,675	238,452	198,801	39,651
General Electric Co. 2.700%, 03/15/32	1.000	0.566	06/20/26	3,550	43,699	30,395	13,304
Nordstrom, Inc., 6.950%, 03/15/28	1.000	1.732	12/20/24	1,125	(11,312)	(10,788)	(524)
Nordstrom, Inc., 6.950%, 03/15/28	1.000	1.266	06/20/24	1,825	(4,045)	(1,721)	(2,324)
Republic of Chile, 3.240%, 06/02/28	1.000	0.725	06/20/28	1,710	21,460	(3,423)	24,883
Republic of Indonesia, 5.875%, 01/15/25	1.000	0.867	06/20/28	1,990	12,307	(1,450)	13,757
Republic of Peru, 8.750%, 11/21/33	1.000	0.770	06/20/28	1,980	20,856	(23,243)	44,099
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.817	06/20/28	1,730	14,492	(5,911)	20,403
The Boeing Co., 8.750%, 10/30/25	1.000	0.446	06/20/24	1,750	9,787	7,384	2,403
United Mexican States, 4.150%, 03/28/27	1.000	1.022	06/20/28	2,000	(1,305)	(17,752)	16,447

TOTAL					$3,080,839	$1,605,594	$1,475,245

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,300,000	$2,300,000	$26	$77,050	$(77,024)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	2,310,000	2,310,000	109,953	89,929	20,025
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	2,310,000	2,310,000	138,792	83,401	55,391

				4,620,000	$4,620,000	$248,745	$173,330	$75,416

Total purchased option contracts				6,920,000	$6,920,000	$248,771	$250,380	$(1,608)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(12,200,000)	(12,200,000)	(19,803)	(75,762)	55,959
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(6,450,000)	(6,450,000)	(9,726)	(41,119)	31,393
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(6,450,000)	(6,450,000)	(9,489)	(41,925)	32,436
1Y IRS	Citibank NA	1.750	07/28/2023	(2,300,000)	(2,300,000)	—	(28,750)	28,750
1Y IRS	Citibank NA	2.075	07/28/2023	(2,300,000)	(2,300,000)	(3)	(48,300)	48,297

				(29,700,000)	$(29,700,000)	$(39,021)	$(235,856)	$196,835

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(12,200,000)	(12,200,000)	(173,183)	(75,762)	(97,421)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(6,450,000)	(6,450,000)	(95,951)	(41,119)	(54,832)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(6,450,000)	(6,450,000)	(97,327)	(41,925)	(55,402)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(2,310,000)	(2,310,000)	(44,649)	(55,117)	10,468
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(2,310,000)	(2,310,000)	(11,456)	(34,811)	23,355
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(2,310,000)	(2,310,000)	(19,092)	(31,910)	12,818
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(2,310,000)	(2,310,000)	(66,066)	(51,491)	(14,575)

				(34,340,000)	$(34,340,000)	$(507,724)	$(332,135)	$(175,589)

Total written option contracts				(64,040,000)	$(64,040,000)	$(546,745)	$(567,991)	$21,246

TOTAL				(57,120,000)	$(57,120,000)	$(297,974)	$(317,611)	$19,638

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 79.2%
Brazil – 16.4%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	16,764,000	0.000	%(a)	07/01/23	$ 3,499,284
	15,346,000	0.000	(a)	01/01/24	3,018,028
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	11,610,000	10.000		01/01/25	2,395,200
	4,339,000	10.000		01/01/27	899,356
Brazil Notas do Tesouro Nacional (BB-/NR)
	2,518,000	10.000		01/01/29	513,565
Brazil Notas do Tesouro Nacional (NR/NR)
	1,591,000	10.000		01/01/31	321,866
Brazil Notas do Tesouro Nacional Serie F (NR/NR)
	602,000	10.000		01/01/33	120,623

					10,767,922

Chile – 2.6%
Bonos de la Tesoreria de la Republica en pesos (NR/NR)
CLP	365,000,000	7.000	(b)	05/01/34	525,694
	105,000,000	5.000		03/01/35	129,487
Bonos de la Tesoreria de la Republica en pesos (NR/WR)
	721,789,600	1.500		03/01/26	864,302
	15,000,000	4.500		03/01/26	18,189
	5,000,000	6.000		01/01/43	6,876
Republic of Chile (A/A2)
	$200,000	3.250	(c)	09/21/71	129,188

					1,673,736

Colombia – 4.1%
Colombia TES (NR/NR)
COP	600,700,000	7.000		06/30/32	117,760
Republic of Colombia (BBB-/Baa2)
	3,286,200,000	7.500		08/26/26	738,102
Republic of Colombia (NR/NR)
	2,188,100,000	5.750		11/03/27	451,012
	1,359,500,000	7.000		03/26/31	274,141
	5,152,500,000	9.250		05/28/42	1,105,418

					2,686,433

Czech Republic – 4.6%
Czech Republic Government Bond (NR/Aa3)
CZK	3,250,000	2.500		08/25/28	135,138
Czech Republic Government Bond (NR/Aa3)
	11,600,000	2.400		09/17/25	500,428
	15,940,000	0.250		02/10/27	621,864
	5,250,000	2.750		07/23/29	219,146
	15,380,000	0.050		11/29/29	533,999
	22,280,000	1.750		06/23/32	827,996
	5,700,000	1.500		04/24/40	169,322

					3,007,893

Dominican Republic(b) – 0.2%
Dominican Republic (NR/NR)
DOP	2,770,000	8.000		01/15/27	47,273
	1,490,000	8.000		02/12/27	25,398
Dominican Republic Central Bank Notes (NR/NR)
	2,720,000	13.000		01/30/26	52,690

					125,361

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Hungary – 5.0%
Hungary Government Bond (NR/NR)
HUF	98,100,000	2.250%		04/20/33	$ 196,319
Hungary Government Bond (BBB-/Baa2)
	204,150,000	2.500		10/24/24	539,614
Hungary Government Bond (BBB-/NR)
	15,500,000	3.000		06/26/24	42,216
	100,610,000	3.000		10/27/27	245,138
	35,550,000	6.750		10/22/28	99,668
Hungary Government Bond (NR/Baa2)
	144,150,000	1.000		11/26/25	351,958
	115,950,000	3.000		08/21/30	264,284
Hungary Government Bond (NR/NR)
	59,100,000	2.750		12/22/26	143,655
	329,110,000	4.750		11/24/32	816,517
Hungary Government International Bond (BBB-/Baa2)
	$600,000	6.125		05/22/28	609,294

					3,308,663

Indonesia – 8.4%
Indonesia Treasury Bond (NR/NR)
IDR	2,102,000,000	7.000		02/15/33	147,634
	5,735,000,000	7.125		06/15/38	406,241
Indonesia Treasury Bond (NR/Baa2)
	23,000,000,000	7.000		05/15/27	1,583,959
Indonesia Treasury Bond (NR/NR)
	4,944,000,000	8.250		05/15/29	362,906
	1,914,000,000	6.500		02/15/31	128,813
	10,127,000,000	6.375		04/15/32	677,835
	26,758,000,000	7.500		06/15/35	1,929,325
	1,186,000,000	6.375		07/15/37	78,473
	2,196,000,000	7.500		04/15/40	157,752
	545,000,000	7.125		06/15/43	38,442

					5,511,380

Mexico – 6.4%
Mexican Bonos (BBB+/Baa2)
MXN	7,317,600	5.500		03/04/27	379,447
United Mexican States (BBB+/Baa2)
	7,149,600	8.500		05/31/29	413,258
	17,021,200	7.750		05/29/31	940,380
	4,826,400	10.000		11/20/36	311,748
	22,969,000	8.500		11/18/38	1,306,658
	15,705,700	7.750		11/13/42	823,047

					4,174,538

Peru – 3.3%
Republic of Peru (BBB/Baa1)
	$20,000	3.230	(c)(d)	07/28/21	12,001
Republic of Peru (BBB+/Baa1)
PEN	1,072,000	6.350		08/12/28	299,178
	4,930,000	5.940		02/12/29	1,332,908
	1,986,000	6.900		08/12/37	541,850
	10,000	5.350		08/12/40	2,310

					2,188,247

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 5.7%
Republic of Poland (A/A2)
PLN	1,850,000	0.250%		10/25/26	$ 381,575
	7,455,000	2.500		07/25/27	1,626,277
	3,100,000	2.750		04/25/28	672,341
	2,075,000	1.250		10/25/30	379,771
Republic of Poland (A/NR)
	2,070,000	2.750		10/25/29	434,145
Republic of Poland (NR/A2)
	1,225,000	1.750		04/25/32	219,518

					3,713,627

Romania – 5.1%
Republic of Romania (NR/NR)
RON	3,800,000	6.700		02/25/32	829,813
Romania Government Bond (NR/NR)
	1,225,000	4.400		09/25/23	268,491
	1,175,000	4.500		06/17/24	254,572
	3,400,000	4.750		02/24/25	730,334
	1,600,000	5.800		07/26/27	341,706
	2,650,000	5.000		02/12/29	537,011
	600,000	3.650		09/24/31	106,649
	1,500,000	4.250		04/28/36	256,833

					3,325,409

Russia – 1.2%
Russian Federation Bond (NR/NR)
RUB	41,225,000	4.500	(e)(f)	07/16/25	229,617
	1,750,000	7.950	(e)(f)	10/07/26	9,747
	155,000	6.000	(e)(f)	10/06/27	87
	24,205,000	6.700	(e)(f)	03/14/29	134,818
	23,220,000	7.250	(e)(f)	05/10/34	86,913
	27,620,000	7.700	(e)(f)	03/16/39	103,382
Russian Federation Bond (NR/WR)
	23,825,000	7.050	(e)(f)	01/19/28	132,701
Serbia Treasury Bonds (NR/NR)
RSD	14,050,000	4.500		08/20/32	115,183

					812,448

South Africa – 8.6%
Republic of South Africa (BB/Ba2)
ZAR	19,740,000	10.500		12/21/26	1,089,340
	23,720,000	8.000		01/31/30	1,113,352
	4,705,000	7.000		02/28/31	200,090
	5,125,000	8.250		03/31/32	229,110
	13,375,000	8.875		02/28/35	581,803
	32,885,000	8.500		01/31/37	1,335,665
	9,384,300	8.750		01/31/44	365,437
	19,180,000	8.750		02/28/48	739,687

					5,654,484

Thailand – 7.5%
Thailand Government Bond (NR/NR)
THB	21,910,000	2.000		12/17/31	593,408
Thailand Government Bond (NR/Baa1)
	6,175,958	1.250		03/12/28	164,729
	31,370,000	3.775		06/25/32	970,103

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Thailand – (continued)
Thailand Government Bond (NR/NR)
THB	30,230,000	1.000%	06/17/27	$ 808,217
	10,720,000	2.875	12/17/28	308,662
	15,830,000	1.585	12/17/35	390,251
	39,980,000	3.300	06/17/38	1,180,050
	10,610,000	3.450	06/17/43	313,506
	1,220,000	3.600	06/17/67	34,408
Thailand Government Bonds (A-/Baa1)
	5,530,000	3.650	06/20/31	168,633

				4,931,967

Uruguay – 0.1%
Republic of Uruguay (BBB+/NR)
UYU	1,237,102	3.875	07/02/40	34,719

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $51,915,601)				$51,916,827

Structured Notes – 2.4%
United States – 2.4%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%	07/25/24	$ 1,012,836
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	7,753,000,000	6.500 (b)	02/15/31	521,779

TOTAL STRUCTURED NOTES (Cost $3,102,898)				$ 1,534,615

Corporate Obligations – 1.0%
United States(a)(b) – 0.6%
JPMorgan Chase Bank NA (NR/NR)
EGP	16,750,000	0.000%	05/09/24	$ 402,658

Venezuela(e) – 0.4%
Petroleos de Venezuela SA (NR/NR)
	$9,280,000	0.000	10/28/22	278,400

TOTAL CORPORATE OBLIGATIONS (Cost $3,520,705)				$ 681,058

Foreign Debt Obligations – 0.2%
Free Of Tax – 0.2%
European Investment Bank(AAA/Aaa)
EGP	3,800,000	8.500%	08/24/23	$ 117,788
European Investment Bank(NR/Aaa)
	900,000	8.000	08/16/23	28,183

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $145,171)				$ 145,971

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.2%
United States Treasury Bonds
$120,000	3.250%	05/15/42	$ 107,100
(Cost $117,173)

Shares	Dividend Rate		Value

Investment Company(g) – 13.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,864,993	5.022%		$ 8,864,993
(Cost $8,864,993)

TOTAL INVESTMENTS – 96.5% (Cost $67,666,541)			$63,250,564

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			2,288,666

NET ASSETS – 100.0%			$65,539,230

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is April 03, 2120.

(e)	Security is currently in default and/or non-income producing.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Represents an affiliated Issuer.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	MYR	28,016,106	USD	6,004,695	07/03/23	$12,214
	MYR	28,016,106	USD	6,004,953	09/27/23	58,936
JPMorgan Securities, Inc.	AUD	722,946	USD	469,091	07/03/23	12,540
	BRL	25,361,620	USD	5,249,777	07/05/23	41,942
	CAD	530,901	USD	398,360	09/20/23	2,906
	CHF	90,008	EUR	91,885	07/12/23	364
	CHF	549,423	EUR	560,594	07/25/23	3,014
	CHF	397,963	USD	444,231	09/20/23	4,231
	COP	1,172,347,069	USD	262,515	07/14/23	17,161
	CZK	4,508,700	EUR	188,976	07/25/23	222
	CZK	8,832,893	USD	399,030	09/20/23	4,989
	EUR	959,451	CZK	22,813,774	07/25/23	2,421
	EUR	126,000	NZD	224,230	09/20/23	489
	EUR	88,199	SEK	1,021,471	07/12/23	1,539
	EUR	402,000	SEK	4,714,186	07/25/23	1,619
	EUR	126,000	SEK	1,465,819	09/20/23	1,611
	EUR	88,121	USD	95,975	07/17/23	268
	EUR	1,021,664	USD	1,111,341	07/31/23	5,303
	EUR	159,247	USD	171,261	09/20/23	3,218
	GBP	95,239	USD	120,585	07/17/23	384
	GBP	387,023	USD	488,251	08/03/23	3,386
	GBP	330,458	USD	415,832	09/20/23	3,933
	HUF	66,230,454	USD	189,071	09/20/23	1,106
	JPY	39,334,185	USD	275,000	09/20/23	1,085
	KRW	103,874,999	USD	78,802	07/31/23	145
	MXN	12,522,277	USD	700,653	08/14/23	24,471
	MXN	2,502,959	USD	141,294	09/12/23	2,902
	MXN	60,160,037	USD	2,970,079	09/20/23	490,577
	MXN	2,280,927	USD	129,000	09/21/23	2,184
	NOK	3,588,159	USD	324,884	07/03/23	9,441
	NOK	1,442,326	USD	134,227	07/17/23	235
	NOK	5,261,614	USD	484,635	07/31/23	6,154
	NOK	1,256,664	USD	116,356	09/20/23	1,053
	NZD	1,191,730	AUD	1,090,431	07/25/23	4,310
	NZD	222,186	AUD	201,000	09/20/23	2,106
	NZD	203,726	AUD	186,000	09/21/23	793
	NZD	748,944	USD	452,252	07/03/23	7,368
	NZD	318,396	USD	193,370	07/10/23	2,020
	NZD	2,235,329	USD	1,364,939	07/31/23	6,696
	NZD	340,707	USD	207,388	09/20/23	1,633
	NZD	211,640	USD	128,948	09/21/23	890
	PEN	411,020	USD	111,903	08/29/23	827
	PHP	4,487,263	USD	80,401	08/10/23	691
	PLN	565,622	CZK	3,024,550	09/20/23	213
	PLN	4,780,421	USD	1,067,760	09/20/23	103,270
	PLN	920,989	USD	207,374	12/20/23	17,150
	RON	363,491	USD	78,690	09/20/23	1,130
	SEK	2,179,156	EUR	184,792	07/25/23	381
	SEK	1,389,232	USD	127,453	07/03/23	1,371
	SEK	1,191,339	USD	110,323	07/17/23	226
	SEK	1,258,746	USD	116,193	07/24/23	654
	SEK	1,527,651	USD	140,895	08/01/23	964
	SEK	1,100,618	USD	102,000	09/20/23	447
	SGD	296,634	USD	220,000	09/20/23	18
	THB	4,557,484	USD	129,327	09/20/23	245
	USD	455,965	AUD	675,456	07/03/23	5,972
	USD	275,000	AUD	407,879	09/20/23	2,669
	USD	4,136,333	BRL	19,828,132	08/02/23	20,683
	USD	137,000	CHF	121,279	09/20/23	331
	USD	241,199	CLP	190,944,854	07/13/23	3,449
	USD	96,499	EUR	88,186	07/12/23	212
	USD	137,614	EUR	125,450	07/25/23	540
	USD	415,747	EUR	379,501	07/31/23	967
	USD	601,907	EUR	548,416	09/20/23	1,035
	USD	182,099	GBP	142,887	07/17/23	610
	USD	74,240	ILS	264,961	09/20/23	2,536
	USD	77,138	JPY	10,734,417	08/02/23	2,353
	USD	120,989	JPY	16,958,964	09/20/23	1,955
	USD	352,737	JPY	47,407,851	11/22/23	16,375
	USD	608,693	KRW	786,979,050	07/17/23	10,982
	USD	595,847	KRW	779,724,965	07/24/23	3,426
	USD	21,320	KRW	27,573,583	09/13/23	310
	USD	409,509	KRW	525,316,886	09/20/23	9,067
	USD	3,904	MXN	64,494	08/14/23	169
	USD	162,443	NOK	1,720,888	07/03/23	2,100
	USD	225,520	NOK	2,355,905	07/17/23	5,890
	USD	165,486	NOK	1,772,286	07/31/23	172
	USD	656,858	NZD	1,062,062	07/03/23	5,080
	USD	168,691	NZD	272,961	07/10/23	1,182
	USD	97,831	NZD	157,633	07/17/23	1,100
	USD	118,480	NZD	190,678	07/18/23	1,471
	USD	127,851	NZD	208,321	07/31/23	21

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	153,457	NZD	249,108	09/20/23	$632
	USD	233,475	SEK	2,508,735	07/03/23	839
	USD	824,037	SEK	8,859,037	07/17/23	1,971
	USD	247,364	SEK	2,652,670	09/20/23	449
	USD	113,732	SGD	152,371	07/07/23	1,036
	USD	618,795	SGD	833,228	07/25/23	2,090
	USD	612,119	THB	21,136,761	09/20/23	11,187
	USD	257,192	TRY	6,598,363	09/20/23	12,873
	USD	354,977	ZAR	6,640,479	09/20/23	5,059
	ZAR	4,648,404	USD	238,547	08/16/23	7,236
	ZAR	1,831,376	USD	95,486	09/20/23	1,018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	5,977,407	MYR	28,016,106	07/03/23	$(39,503)
JPMorgan Securities, Inc.	AUD	990,622	NZD	1,087,002	07/25/23	(6,587)
	AUD	180,688	USD	122,870	07/03/23	(2,494)
	AUD	672,177	USD	451,125	09/20/23	(2,330)
	BRL	19,828,132	USD	4,157,713	07/05/23	(20,560)
	CHF	238,983	USD	269,743	09/20/23	(434)
	CLP	110,568,464	USD	138,748	07/13/23	(1,078)
	CNH	46,513,350	USD	6,559,870	09/20/23	(117,517)
	CZK	15,612,542	EUR	658,754	07/25/23	(4,014)
	EUR	91,873	CHF	90,008	07/12/23	(377)
	EUR	706,722	CHF	691,884	07/25/23	(2,956)
	EUR	69,446	CZK	1,656,496	07/25/23	(64)
	EUR	126,000	CZK	3,020,384	09/20/23	(101)
	EUR	327,000	GBP	283,074	09/20/23	(1,297)
	EUR	436,819	SEK	5,159,366	07/25/23	(1,662)
	EUR	253,067	SEK	2,983,014	09/20/23	(391)
	EUR	322,358	USD	354,594	07/17/23	(2,524)
	EUR	15,812	USD	17,309	07/25/23	(32)
	EUR	224,193	USD	245,837	07/31/23	(803)
	EUR	360,669	USD	397,409	09/20/23	(2,242)
	GBP	104,362	EUR	121,000	09/20/23	(7)
	GBP	402,133	USD	511,438	07/17/23	(666)
	IDR	6,316,210,059	USD	424,173	09/13/23	(4,741)
	ILS	296,627	USD	82,000	09/20/23	(1,726)
	JPY	17,090,177	USD	120,989	08/02/23	(1,923)
	JPY	14,960,596	USD	109,150	09/20/23	(4,142)
	JPY	27,472,460	USD	201,145	11/22/23	(6,226)
	KRW	675,262,334	USD	529,177	07/17/23	(16,315)
	KRW	705,991,451	USD	545,670	07/24/23	(9,271)
	KRW	860,938,892	USD	658,345	07/31/23	(4,013)
	NOK	4,273,942	USD	402,083	07/17/23	(3,641)
	NOK	1,376,992	USD	128,531	07/31/23	(90)
	NZD	471,427	AUD	434,578	07/25/23	(444)
	NZD	1,248,312	USD	770,786	07/03/23	(4,708)
	NZD	817,353	USD	504,993	07/10/23	(3,408)
	NZD	151,692	USD	93,918	07/17/23	(832)
	NZD	586,988	USD	363,346	07/18/23	(3,141)
	NZD	573,963	USD	352,515	07/31/23	(323)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	1,282,214	USD	315,612	09/20/23	$(1,517)
	SEK	3,539,599	EUR	302,117	07/25/23	(1,521)
	SEK	1,405,312	EUR	120,332	09/20/23	(1,033)
	SEK	1,119,303	USD	104,961	07/03/23	(1,168)
	SEK	813,018	USD	75,722	07/12/23	(298)
	SEK	8,237,806	USD	771,615	07/17/23	(7,195)
	SEK	6,206,355	USD	576,578	07/24/23	(456)
	SEK	3,143,957	USD	294,265	09/20/23	(1,621)
	SGD	152,076	USD	113,300	07/07/23	(822)
	SGD	792,484	USD	590,461	07/25/23	(3,912)
	SGD	665,631	USD	495,639	09/20/23	(1,930)
	THB	66,722,037	USD	1,947,103	09/20/23	(50,152)
	TRY	16,735,420	USD	688,748	09/20/23	(69,082)
	TWD	7,979,339	USD	260,083	07/13/23	(3,983)
	USD	189,400	AUD	289,094	07/03/23	(3,195)
	USD	9,183,162	BRL	45,189,752	07/05/23	(245,708)
	USD	413,056	CAD	550,414	09/20/23	(2,959)
	USD	217,600	CHF	195,209	09/20/23	(2,380)
	USD	137,000	CLP	110,552,150	07/13/23	(650)
	USD	1,092,609	COP	4,984,108,886	07/14/23	(96,405)
	USD	47,275	CZK	1,045,330	09/20/23	(538)
	USD	1,019,765	EUR	936,832	07/17/23	(3,416)
	USD	77,477	EUR	70,912	07/31/23	(26)
	USD	1,037,478	EUR	955,261	09/20/23	(9,154)
	USD	128,852	EUR	119,375	09/21/23	(1,948)
	USD	710,064	GBP	563,103	07/17/23	(5,168)
	USD	88,898	GBP	70,532	08/03/23	(698)
	USD	541,493	GBP	431,015	09/20/23	(6,005)
	USD	895,713	HUF	314,237,901	09/20/23	(6,604)
	USD	273,997	JPY	39,003,462	10/03/23	(348)
	USD	78,802	KRW	103,784,376	07/31/23	(76)
	USD	540,121	MXN	9,522,598	08/14/23	(11,302)
	USD	51,514	MXN	898,062	09/12/23	(224)
	USD	1,238,812	MXN	21,839,031	09/20/23	(17,460)
	USD	170,974	NOK	1,853,605	07/03/23	(1,734)
	USD	622,456	NOK	6,772,015	07/17/23	(8,871)
	USD	85,143	NOK	915,055	07/31/23	(211)
	USD	141,676	NOK	1,556,540	09/20/23	(3,750)
	USD	566,351	NZD	935,349	07/03/23	(7,663)
	USD	525,254	NZD	856,718	07/10/23	(489)
	USD	735,664	NZD	1,205,479	07/18/23	(4,076)
	USD	193,370	NZD	318,424	07/31/23	(2,020)
	USD	854,466	NZD	1,399,892	09/20/23	(4,353)
	USD	635,261	PEN	2,351,800	08/29/23	(9,766)
	USD	408,820	PLN	1,698,515	09/20/23	(7,254)
	USD	1,080,322	RON	4,979,186	09/20/23	(13,077)
	USD	483,059	SEK	5,232,380	07/17/23	(2,476)
	USD	438,560	SEK	4,733,194	09/20/23	(2,013)
	USD	418,900	SGD	566,445	07/25/23	(348)
	USD	255,413	THB	9,021,649	09/20/23	(1,078)
	USD	259,171	TWD	8,084,325	07/13/23	(298)
	USD	213,538	ZAR	4,187,446	08/16/23	(7,873)
	USD	243,620	ZAR	4,697,749	09/20/23	(3,926)
	ZAR	5,230,707	USD	280,161	08/16/23	(3,588)
	ZAR	7,731,867	USD	412,233	09/20/23	(4,805)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	MYR	28,016,106	USD	6,384,177	07/03/23	$(367,267)
	USD	6,004,695	MYR	28,016,106	07/03/23	(12,214)

TOTAL						$(1,300,687)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	21	09/20/23	$2,419,297	$(18,543)
2 Year U.S. Treasury Notes	2	09/29/23	406,688	(1,586)
5 Year U.S. Treasury Notes	3	09/29/23	321,281	(1,927)

Total				$(22,056)

Short position contracts:
20 Year U.S. Treasury Bonds	(6)	09/20/23	(761,438)	717
Ultra Long U.S. Treasury Bonds	(9)	09/20/23	(1,225,969)	(2,361)

Total				$(1,644)

TOTAL FUTURES CONTRACTS				$(23,700)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)(a)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR(b)	3.000(b)	BofA Securities LLC	12/15/31	MYR 3,400	$(45,691)	$(3,835)	$(41,856)
3M KLIBOR(b)	4.000(b)	BofA Securities LLC	06/15/32	900	2,244	(1,366)	3,610
3M KLIBOR(b)	2.131(b)	Citibank NA	02/02/26	2,240	(19,165)	—	(19,165)
3M KLIBOR(b)	3.500(b)	Citibank NA	06/21/28	1,180	(2,007)	(1,123)	(884)
3M KLIBOR(b)	3.750(b)	Citibank NA	09/20/28	6,070	3,314	5,802	(2,488)
3M KLIBOR(b)	3.250(b)	Citibank NA	12/15/31	1,460	(13,762)	(4,412)	(9,350)
3M KLIBOR(b)	3.735(b)	Citibank NA	07/14/32	620	(1,230)	—	(1,230)
3M KLIBOR(b)	3.750(b)	Citibank NA	12/21/32	7,020	(15,095)	(20,837)	5,742
3M KLIBOR(b)	3.750(b)	Citibank NA	12/21/32	1,360	(2,924)	(18,029)	15,105
3M KLIBOR(b)	3.750(b)	Citibank NA	06/21/33	910	(2,438)	(251)	(2,187)
3M KLIBOR(b)	3.750(b)	Citibank NA	06/21/33	1,390	(3,724)	2,784	(6,508)
3M KLIBOR(b)	3.750(b)	JPMorgan Securities, Inc.	12/21/32	810	(1,742)	(1,693)	(49)
3M KLIBOR(b)	3.750(b)	JPMorgan Securities, Inc.	12/21/32	640	(1,377)	(9,522)	8,145
3M KLIBOR(b)	4.000(b)	JPMorgan Securities, Inc.	09/20/33	1,110	1,554	2,119	(565)
3M KLIBOR(b)	3.605(b)	MS & Co. Int. PLC	03/06/24	1,650	84	—	84
3M KLIBOR(b)	3.330(b)	MS & Co. Int. PLC	05/31/24	2,610	(1,505)	—	(1,505)
3M KLIBOR(b)	2.000(b)	MS & Co. Int. PLC	06/16/26	1,030	(10,380)	(5,446)	(4,934)
3M KLIBOR(b)	3.500(b)	MS & Co. Int. PLC	06/21/28	1,610	(2,739)	(327)	(2,412)
3M KLIBOR(b)	3.680(b)	MS & Co. Int. PLC	07/12/32	610	(1,791)	—	(1,791)

TOTAL					$(118,374)	$(56,136)	$(62,238)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	12.300%(b)	01/02/24	BRL	3,530	$(3,065)	$(11,457)	$8,392
1M BID Average(b)	12.795(b)	01/02/24		7,110	(9,490)	(641)	(8,849)
1M BID Average(b)	13.950(b)	01/02/24		1,880	2,728	(6,439)	9,167
12.185%(b)	1M BID Average(b)	01/02/24		1,050	1,579	—	1,579
11.905(b)	1M BID Average(b)	01/02/24		775	2,050	—	2,050
6M WIBOR(c)	7.500(d)	12/21/24	PLN	1,375	19,128	4,953	14,175
1M BID Average(b)	12.060(b)	01/02/25	BRL	5,710	4,967	(8,051)	13,018
1M BID Average(b)	12.063(b)	01/02/25		10,200	30,484	—	30,484
13.300(b)	1M BID Average(b)	01/02/25		6,360	(47,881)	(36)	(47,845)
12.713(b)	1M BID Average(b)	01/02/25		4,370	(17,683)	(508)	(17,175)
11.000(e)	12M PIBR(e)	06/21/25	COP	2,016,185	(14,875)	(22,412)	7,537
Mexico Interbank TIIE 28 Days(b)	9.250(b)	09/17/25	MXN	24,725	(1,345)	440	(1,785)
3M CNRR(e)	2.500(e)	09/20/25	CNY	32,100	10,541	1,173	9,368
9.250(e)	3M JIBAR(e)	09/20/25	ZAR	33,940	(26,075)	(26,504)	429
4.250(d)	3M TELBOR(e)	09/20/25	ILS	5,975	(2,136)	(2,200)	64
6.500(c)	6M CLICP(c)	09/20/25	CLP	471,335	(7,605)	(7,286)	(319)
3.750(d)	6M EURO(c)	09/20/25	EUR	260	338	(519)	857
1M BID Average(b)	10.850(b)	01/02/26	BRL	2,760	9,256	90	9,166

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	12.915%(b)	01/02/26	BRL	8,460	$84,001	$16,923	$67,078
1M BID Average(f)	11.230(f)	01/04/27		1,910	11,198	(14,077)	25,275
1M BID Average(b)	12.500(b)	01/04/27		1,300	14,459	—	14,459
1M BID Average(b)	13.030(b)	01/04/27		1,640	35,340	—	35,340
3M THOR(e)	2.250(e)	12/21/27	THB	5,150	(1,182)	28	(1,210)
Mexico Interbank TIIE 28 Days(b)	8.250(b)	09/13/28	MXN	62,830	19,237	(62)	19,299
6.000%(c)	12M MIBOR(c)	09/20/28	INR	114,490	16,264	1,268	14,996
3M CNRR(e)	2.500(e)	09/20/28	CNY	72,380	31,663	(8,397)	40,060
3M KWCDC(e)	3.250(e)	09/20/28	KRW	4,014,400	(32,288)	(4,605)	(27,683)
6M EURO(c)	3.250(d)	09/20/28	EUR	130	290	448	(158)
3M LIBOR(d)	3.600(d)	09/20/28		$1,770	(16,141)	5,103	(21,244)
2.500(e)	3M THOR(e)	09/20/28	THB	20,710	(90)	(1,959)	1,869
6M PRIBO(c)	4.500(d)	09/20/28	CZK	30,575	11,910	8,502	3,408
3.000(c)	6M LIBOR(c)	09/20/28	SGD	2,330	24,589	7,670	16,919
5.000(d)	6M WIBOR(c)	09/20/28	PLN	4,950	(7,217)	(4,406)	(2,811)
3.250(d)	6M EURO(c)	09/20/30	EUR	100	(1,269)	(1,103)	(166)
8.250(b)	Mexico Interbank TIIE 28 Days(b)	09/07/33	MXN	16,625	(17,777)	(2,930)	(14,847)
3M JIBAR(e)	10.500(e)	09/20/33	ZAR	16,275	46,245	17,658	28,587
3M KWCDC(e)	3.250(e)	09/20/33	KRW	1,110,070	(11,517)	(2,676)	(8,841)
3.500(d)	3M LIBOR(d)	09/20/33		$740	256	(4,424)	4,680
3.750(d)	3M TELBOR(e)	09/20/33	ILS	2,245	(5,655)	(207)	(5,448)
6M PRIBO(c)	4.250(d)	09/20/33	CZK	12,650	9,545	2,762	6,783
6M WIBOR(c)	5.500(d)	09/20/33	PLN	4,750	45,785	18,449	27,336
5.000(c)	6M CLICP(c)	09/20/33	CLP	189,050	(1,854)	—	(1,854)
3.250(d)	6M EURO(c)	09/20/33	EUR	140	(3,438)	(3,621)	183
6M BUBOR(c)	7.250(d)	09/20/33	HUF	165,975	17,037	448	16,589
3.000(d)	6M EURO(c)	09/20/38	EUR	110	(1,004)	798	(1,802)

TOTAL					$219,303	$(47,807)	$267,110

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at monthly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made quarterly.
(f)	Payments made at maturity.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put MXN	Barclays Bank PLC	18.180%	08/10/2023	1,032,000	$1,032,000	$2,504	$17,493	$(14,989)
Call USD/Put SEK	Barclays Bank PLC	10.730	07/13/2023	1,096,000	1,096,000	11,495	8,012	3,483
Call USD/Put NOK	Citibank NA	11.050	07/27/2023	1,106,000	1,106,000	5,058	10,567	(5,509)
Call USD/Put SEK	Citibank NA	10.935	07/20/2023	1,099,000	1,099,000	5,342	7,810	(2,468)
Call USD/Put MXN	Deutsche Bank AG	18.169	08/10/2023	516,000	516,000	1,274	8,785	(7,511)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,327.000	07/27/2023	1,106,000	1,106,000	7,201	5,927	1,274
Call USD/Put MXN	MS & Co. Int. PLC	18.112	09/08/2023	520,000	520,000	3,297	7,301	(4,004)
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	1,106,000	1,106,000	6,220	7,399	(1,179)
Call USD/Put SEK	MS & Co. Int. PLC	11.030	07/28/2023	551,000	551,000	2,350	3,500	(1,150)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	516,000	516,000	5,696	6,079	(383)

				8,648,000	$8,648,000	$50,437	$82,873	$(32,436)

Puts
Put EUR/Call USD	BNP Paribas SA	1.094	07/13/2023	931,000	931,000	6,144	3,805	2,339
Put GPB/Call USD	BNP Paribas SA	1.249	08/01/2023	874,000	874,000	3,996	6,165	(2,169)
Put USD/Call JPY	BofA Securities LLC	134.850	07/31/2023	1,930,000	1,930,000	1,783	16,300	(14,517)
Put NZD/Call USD	Capital Securities Corp.	0.606	07/27/2023	1,785,000	1,785,000	6,144	8,217	(2,073)
Put USD/Call JPY	Deutsche Bank AG	132.000	11/20/2023	1,028,000	1,028,000	7,156	21,358	(14,202)
Put USD/Call JPY	HSBC Bank PLC	138.300	07/31/2023	965,000	965,000	2,519	9,664	(7,145)
Put GPB/Call USD	JPMorgan Securities, Inc.	1.263	07/13/2023	868,000	868,000	3,916	4,981	(1,065)
Put EUR/Call USD	MS & Co. Int. PLC	1.080	07/27/2023	1,009,000	1,009,000	3,349	5,909	(2,560)
Put NZD/Call USD	MS & Co. Int. PLC	0.614	07/13/2023	1,776,000	1,776,000	8,054	6,271	1,783
Put EUR/Call CHF	UBS AG (London)	0.973	07/10/2023	388,000	388,000	653	784	(131)
Put NZD/Call USD	UBS AG (London)	0.604	07/27/2023	1,797,000	1,797,000	4,955	7,579	(2,624)
Put USD/Call JPY	UBS AG (London)	138.250	09/29/2023	1,102,000	1,102,000	11,352	11,880	(528)

				14,453,000	$14,453,000	$60,021	$102,913	$(42,892)

Total purchased option contracts				23,101,000	$23,101,000	$110,458	$185,786	$(75,328)

Written option contracts
Calls
Call AUD/Put NZD	BNP Paribas SA	1.101	07/06/2023	(311,000)	(311,000)	(64)	(1,332)	1,268
Call EUR/Put CZK	BNP Paribas SA	23.720	07/24/2023	(201,000)	(201,000)	(1,213)	(912)	(301)
Call USD/Put SGD	BNP Paribas SA	1.350	07/05/2023	(206,000)	(206,000)	(630)	(1,062)	432
Call AUD/Put NZD	BofA Securities LLC	1.093	07/24/2023	(325,000)	(325,000)	(932)	(1,628)	696
Call AUD/Put NZD	BofA Securities LLC	1.090	07/27/2023	(331,000)	(331,000)	(1,264)	(1,652)	388
Call EUR/Put CZK	Capital Securities Corp.	23.840	07/18/2023	(201,000)	(201,000)	(534)	(1,001)	467
Call EUR/Put CZK	Citibank NA	23.625	07/03/2023	(192,000)	(192,000)	(1,170)	(957)	(213)
Call EUR/Put SEK	Citibank NA	11.585	07/18/2023	(201,000)	(201,000)	(3,709)	(1,788)	(1,921)
Call USD/Put SEK	Citibank NA	10.730	07/13/2023	(1,096,000)	(1,096,000)	(11,495)	(14,316)	2,821
Call USD/Put SGD	Citibank NA	1.348	07/27/2023	(221,000)	(221,000)	(1,340)	(1,095)	(245)
Call EUR/Put CZK	HSBC Bank PLC	23.700	07/26/2023	(203,000)	(203,000)	(1,400)	(912)	(488)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(202,000)	(202,000)	(1,549)	(1,961)	412
Call USD/Put SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(219,000)	(219,000)	(2,861)	(1,050)	(1,811)
Call EUR/Put CHF	MS & Co. Int. PLC	0.973	07/10/2023	(194,000)	(194,000)	(1,015)	(1,053)	38
Call EUR/Put CHF	MS & Co. Int. PLC	0.975	07/18/2023	(201,000)	(201,000)	(926)	(1,160)	234
Call EUR/Put CHF	MS & Co. Int. PLC	0.982	07/24/2023	(201,000)	(201,000)	(411)	(1,094)	683
Call EUR/Put CHF	MS & Co. Int. PLC	0.980	07/26/2023	(203,000)	(203,000)	(622)	(1,064)	442
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	(1,106,000)	(1,106,000)	(6,220)	(8,673)	2,453
Call USD/Put SGD	MS & Co. Int. PLC	1.341	07/24/2023	(220,000)	(220,000)	(2,148)	(1,022)	(1,126)
Call AUD/Put NZD	UBS AG (London)	1.105	07/18/2023	(319,000)	(319,000)	(264)	(1,481)	1,217
Call EUR/Put SEK	UBS AG (London)	11.660	07/10/2023	(194,000)	(194,000)	(2,254)	(1,735)	(519)
Call EUR/Put SEK	UBS AG (London)	11.740	08/01/2023	(202,000)	(202,000)	(2,157)	(1,879)	(278)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	(258,000)	(258,000)	(2,848)	(8,723)	5,875

				(7,007,000)	$(7,007,000)	$(47,026)	$(57,550)	$10,524

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts – (continued)
Puts
Put AUD/Call NZD	BNP Paribas SA	1.101%	07/06/2023	(311,000)	$(311,000)	$(2,949)	$(1,332)	$(1,617)
Put EUR/Call CZK	BNP Paribas SA	23.720	07/24/2023	(201,000)	(201,000)	(541)	(912)	371
Put GPB/Call USD	BNP Paribas SA	1.263	07/13/2023	(868,000)	(868,000)	(3,916)	(7,854)	3,938
Put USD/Call SGD	BNP Paribas SA	1.350	07/05/2023	(206,000)	(206,000)	(234)	(1,062)	828
Put AUD/Call NZD	BofA Securities LLC	1.093	07/24/2023	(325,000)	(325,000)	(2,236)	(1,628)	(608)
Put AUD/Call NZD	BofA Securities LLC	1.090	07/27/2023	(331,000)	(331,000)	(1,948)	(1,652)	(296)
Put USD/Call JPY	BofA Securities LLC	138.300	07/31/2023	(965,000)	(965,000)	(2,519)	(16,317)	13,798
Put EUR/Call CZK	Capital Securities Corp.	23.840	07/18/2023	(201,000)	(201,000)	(1,097)	(1,001)	(96)
Put EUR/Call CZK	Citibank NA	23.625	07/03/2023	(192,000)	(192,000)	(11)	(957)	946
Put EUR/Call SEK	Citibank NA	11.585	07/18/2023	(201,000)	(201,000)	(284)	(1,788)	1,504
Put USD/Call SGD	Citibank NA	1.348	07/27/2023	(221,000)	(221,000)	(771)	(1,095)	324
Put EUR/Call CZK	HSBC Bank PLC	23.700	07/26/2023	(203,000)	(203,000)	(493)	(913)	420
Put USD/Call JPY	HSBC Bank PLC	134.850	07/31/2023	(1,930,000)	(1,930,000)	(1,783)	(7,473)	5,690
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(202,000)	(202,000)	(1,748)	(1,960)	212
Put USD/Call SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(219,000)	(219,000)	(113)	(1,050)	937
Put EUR/Call CHF	MS & Co. Int. PLC	0.973	07/10/2023	(194,000)	(194,000)	(326)	(1,054)	728
Put EUR/Call CHF	MS & Co. Int. PLC	0.975	07/18/2023	(201,000)	(201,000)	(754)	(1,160)	406
Put EUR/Call CHF	MS & Co. Int. PLC	0.982	07/24/2023	(201,000)	(201,000)	(1,879)	(1,093)	(786)
Put EUR/Call CHF	MS & Co. Int. PLC	0.980	07/26/2023	(203,000)	(203,000)	(1,562)	(1,064)	(498)
Put EUR/Call USD	MS & Co. Int. PLC	1.094	07/13/2023	(931,000)	(931,000)	(6,144)	(10,142)	3,998
Put USD/Call SGD	MS & Co. Int. PLC	1.341	07/24/2023	(220,000)	(220,000)	(323)	(1,022)	699
Put AUD/Call NZD	UBS AG (London)	1.105	07/18/2023	(319,000)	(319,000)	(3,833)	(1,592)	(2,241)
Put EUR/Call SEK	UBS AG (London)	11.660	07/10/2023	(194,000)	(194,000)	(301)	(1,734)	1,433
Put EUR/Call SEK	UBS AG (London)	11.740	08/01/2023	(202,000)	(202,000)	(1,602)	(1,878)	276
Put NZD/Call USD	UBS AG (London)	0.614	07/13/2023	(1,776,000)	(1,776,000)	(8,053)	(12,137)	4,084
Put USD/Call ZAR	UBS AG (London)	19.380	08/14/2023	(258,000)	(258,000)	(9,362)	(7,861)	(1,501)

				(11,275,000)	$(11,275,000)	$(54,782)	$(87,731)	$32,949

Total written option contracts				(18,282,000)	$(18,282,000)	$(101,808)	$(145,281)	$43,473

TOTAL				4,819,000	$4,819,000	$8,650	$40,505	$(31,855)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romania New Leu
RSD	— Serbia Dinar
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
TELBOR	— Tel Aviv Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 119.0%
Collateralized Mortgage Obligations – 10.1%
Interest Only(a) – 0.9%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
$109,107	0.857	%(b)	03/15/44	$ 10,087
FHLMC REMIC Series 4456, Class IO
61,894	4.500		10/15/44	12,354
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
106,233	0.907	(b)	05/15/45	10,676
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
481,043	0.807	(b)	05/15/46	50,790
FHLMC REMIC Series 4998, Class GI
550,399	4.000		08/25/50	108,910
FHLMC REMIC Series 5012, Class DI
168,585	4.000		09/25/50	32,267
FNMA REMIC Series 2007-36, Class SN (-1X 1M USD LIBOR + 6.770%)
173,295	1.620	(b)	04/25/37	15,207
FNMA REMIC Series 2008-17, Class SI (-1X 1M USD LIBOR + 6.300%)
221,269	1.150	(b)	03/25/38	15,854
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR + 6.150%)
321,327	1.000	(b)	01/25/48	32,665
FNMA REMIC Series 2018-8, Class SA (-1X 1M USD LIBOR + 6.150%)
253,295	1.000	(b)	02/25/48	24,938
FNMA REMIC Series 2020-38, Class TI
436,091	4.000		06/25/50	83,109
FNMA REMIC Series 2020-60, Class NI
156,566	4.000		09/25/50	29,967
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
176,210	1.104	(b)(c)	02/20/40	16,366
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
590,296	0.904	(b)(c)	08/20/43	58,224
GNMA REMIC Series 2014-11, Class KI
25,522	4.500	(c)	12/20/42	956
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
157,825	0.954	(b)(c)	10/20/43	6,849
GNMA REMIC Series 2015-111, Class IM
316,238	4.000	(c)	08/20/45	47,382
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
243,419	1.104	(b)(c)	08/20/45	24,685
GNMA REMIC Series 2015-129, Class IC
223,871	4.500	(c)	09/16/45	40,409
GNMA REMIC Series 2015-72, Class JI
10,055	3.500	(c)	05/20/45	1,038
GNMA REMIC Series 2015-83, Class PI
22,254	3.500	(c)	06/20/45	3,042
GNMA REMIC Series 2015-90, Class PI
11,307	3.500	(c)	04/20/45	995

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
$112,828	1.043	%(b)(c)	01/20/46	$ 10,965
GNMA REMIC Series 2016-138, Class DI
75,603	4.000	(c)	10/20/46	13,285
GNMA REMIC Series 2016-27, Class IA
183,010	4.000	(c)	06/20/45	22,706
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
534,258	0.503	(b)(c)	07/20/47	43,368
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
656,993	1.043	(b)(c)	09/20/48	64,020
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR + 6.200%)
484,656	1.043	(b)(c)	05/20/48	45,469
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
406,989	0.543	(b)(c)	01/20/48	34,639
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
255,325	0.893	(b)(c)	01/20/49	23,116
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
483,099	0.943	(b)(c)	09/20/49	42,035
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
492,846	0.943	(b)(c)	09/20/49	46,775
GNMA REMIC Series 2019-151, Class NI
1,318,528	3.500	(c)	10/20/49	199,431
GNMA REMIC Series 2019-153, Class EI
1,125,860	4.000	(c)	12/20/49	204,820
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
169,482	0.904	(b)(c)	01/20/49	15,663
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
161,112	0.954	(b)(c)	06/20/49	14,037
GNMA REMIC Series 2020-146, Class IM
1,159,912	2.500	(c)	10/20/50	149,291
GNMA REMIC Series 2020-146, Class KI
1,586,074	2.500	(c)	10/20/50	207,500
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
666,679	0.904	(b)(c)	02/20/50	69,629
GNMA REMIC Series 2020-78, Class DI
678,368	4.000	(c)	06/20/50	124,987

				1,958,506

Regular Floater(b) – 3.5%
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,059,822	5.550		12/25/57	1,010,737
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,173,463	5.458	(c)	12/16/47	1,137,504
GNMA Series 21-122, Class FA (SOFR30A + 0.400%)
2,753,807	3.000	(c)	07/20/51	2,329,077

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
GNMA Series 21-97, Class FA (SOFR30A + 0.400%)
$2,829,332	3.000	%(c)	06/20/51	$ 2,389,794
GNMA Series 21-98, Class FM (SOFR30A + 0.750%)
1,045,298	2.500	(c)	06/20/51	877,545

				7,744,657

Sequential Fixed Rate – 4.0%
FHLMC REMIC Series 2042, Class N
11,094	6.500	(c)	03/15/28	11,153
FHLMC REMIC Series 4577, Class HM
309,609	4.000	(c)(d)	12/15/50	294,133
FHLMC REMIC Series 5181, Class TA
1,380,177	2.500		06/25/48	1,195,817
FHLMC REMIC Series 5195, Class CA
1,092,491	2.500		12/25/47	952,502
FNMA REMIC Series 2000-16, Class ZG
57,516	8.500		06/25/30	60,437
FNMA REMIC Series 2005-59, Class KZ
392,787	5.500		07/25/35	394,629
FNMA REMIC Series 2011-52, Class GB
180,317	5.000		06/25/41	180,692
FNMA REMIC Series 2011-99, Class DB
192,179	5.000		10/25/41	191,639
FNMA REMIC Series 2012-111, Class B
30,268	7.000		10/25/42	32,481
FNMA REMIC Series 2012-153, Class B
115,950	7.000		07/25/42	124,741
FNMA REMIC Series 2017-87, Class EA
1,816,890	3.000		04/25/44	1,651,563
FNMA REMIC Series 2021-96, Class AH
1,689,459	2.500		03/25/49	1,466,735
GNMA REMIC Series 2021-135, Class A
2,405,003	2.000	(c)	08/20/51	1,999,183
OBX Trust Series 2022-NQM7, Class A1
91,372	5.110	(c)(d)(e)	08/25/62	88,773

				8,644,478

Sequential Floating Rate(b)(c) – 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
19,905	4.328		04/25/35	18,796
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
83,781	4.797		07/25/35	77,649
Connecticut Avenue Securities Trust (1M USD LIBOR + 5.300%)
11,361	10.450		10/25/28	12,079
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 (1M USD LIBOR + 2.450%)
21,154	7.600	(e)	07/25/31	21,223
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2 (1M USD LIBOR + 2.050%)
25,339	7.200	(e)	01/25/40	25,468
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR + 1.550%)
162,000	6.617	(e)	10/25/41	158,791
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR + 1.650%)
142,000	6.717	(e)	12/25/41	137,387

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR + 1.900%)
$98,333	6.967	%(e)	04/25/42	$ 98,555
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR + 3.000%)
94,000	8.067	(e)	04/25/42	93,661
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
90,000	8.167	(e)	06/25/43	90,113
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
39,490	5.476		09/25/35	36,531
CSMC Series 2021-NQM8, Class A1
98,208	1.841	(e)	10/25/66	83,285
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
50,000	8.967	(e)	04/25/43	51,023
FHLMC STACR REMIC Trust Series 2019-HQA4, Class M2 (1M USD LIBOR + 2.050%)
36,085	7.200	(e)	11/25/49	36,088
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR + 2.800%)
65,986	7.867	(e)	10/25/50	66,933
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR + 1.650%)
87,490	6.717	(e)	01/25/34	87,368
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR + 1.000%)
261,650	6.067	(e)	01/25/42	257,441
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR + 2.000%)
208,663	7.067	(e)	04/25/42	208,928
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR + 3.500%)
120,000	8.567	(e)	03/25/42	122,503
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
70,000	7.850	(e)	10/25/49	70,287
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
16,064	5.637		01/19/36	15,669
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
10,507	5.870		10/25/34	9,968
JPMorgan Mortgage Trust Series 2021-6, Class A3
420,706	2.500	(e)	10/25/51	338,060
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
556,647	2.520	(e)	05/25/52	450,771
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
792,856	3.520	(e)	07/25/52	654,412
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
86,050	4.552		10/25/34	80,322
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
78,470	3.750	(e)	05/28/52	71,722
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	(e)	07/25/56	94,676

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Verus Securitization Trust 2019-INV3 Series 19-INV3, Class A1
$59,698	2.692	%(e)	11/25/59	$ 56,661
Verus Securitization Trust Series 2021-8, Class A1
78,934	1.824	(e)	11/25/66	67,497
Verus Securitization Trust Series 2022-INV1, Class A1
91,216	5.041	(d)(e)	08/25/67	88,638
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
27,780	3.500	(e)	07/25/49	24,649

				3,707,154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,054,795

Commercial Mortgage-Backed Securities – 6.6%
Sequential Fixed Rate – 3.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$400,000	2.778	%(b)	11/15/54	$ 304,499
BANK Series 2019-BNK19, Class D
100,000	3.000	(c)(e)	08/15/61	38,759
BBCMS Mortgage Trust Series 2018-C2, Class A4
1,350,000	4.047	(c)	12/15/51	1,247,920
BBCMS Mortgage Trust Series 2022-C17, Class A5
700,000	4.441	(c)	09/15/55	658,204
BMO Mortgage Trust Series 2023-C5, Class A5
500,000	5.765	(c)	06/15/56	517,217
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	(c)	01/15/53	1,629,769
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	260,233
DOLP Trust Series 2021-NYC, Class A
800,000	2.956	(e)	05/10/41	624,349
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	314,966
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	100,486
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
700,000	4.310	(c)	12/15/51	651,385
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
1,950,000	4.139	(c)	10/15/51	1,811,784

				8,159,571

Sequential Floating Rate(b) – 2.9%
BANK Series 2018-BN10, Class AS
870,000	3.898	(c)	02/15/61	778,322
BANK Series 2018-BN15, Class A4
900,000	4.407	(c)	11/15/61	853,729
BANK Series 2018-BNK13, Class A5
600,000	4.217	(c)	08/15/61	564,502
BANK Series 2022-BNK40, Class A4
550,000	3.507	(c)	03/15/64	479,484
BBCMS Mortgage Trust Series 2022-C16, Class AS
450,000	4.600	(c)	06/15/55	395,390
BBCMS Mortgage Trust Series 2023-C20, Class A5
400,000	5.576	(c)	07/15/56	410,271

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BMO Mortgage Trust Series 2023-C4, Class A5
$300,000	5.117	%(c)	02/15/56	$ 296,065
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (SOFR + 2.281%)
200,000	7.428	(e)	06/15/40	199,194
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Claas A
400,000	6.360	(e)	07/10/28	406,274
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(c)	12/25/30	1,107,750
FHLMC Multifamily Structured Pass Through Certificates Series K148, Class A2
800,000	3.500	(c)	07/25/32	738,672

				6,229,653

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$ 14,389,224

Federal Agencies – 102.3%
Adjustable Rate FHLMC(b) – 0.0%
(1 year CMT + 2.250%)
$7,709	5.100%		04/01/33	$ 7,778
4,789	4.315		09/01/33	4,874
6,005	4.375		11/01/34	6,098
4,675	4.484		02/01/35	4,727
13,806	4.604		06/01/35	14,000
(1 year CMT + 2.107%)
3,131	4.208		10/01/34	3,186

				40,663

Adjustable Rate FNMA(b) – 0.1%
(COF + 1.350%)
2,309	3.860		07/01/27	2,278
(COF + 1.233%)
2,659	4.442		11/01/27	2,612
(12M MTA + 1.125%)
4,810	4.869		06/01/32	4,751
(COF + 1.250%)
4,841	3.519		08/01/32	4,715
(COF + 1.315%)
4,733	3.584		05/01/33	4,613
(1 year CMT + 2.265%)
35,341	4.354		06/01/33	35,914
(6M USD LIBOR + 1.412%)
1,688	4.045		06/01/33	1,685
(1 year CMT + 2.131%)
1,045	4.644		07/01/33	1,059
(COF + 1.254%)
34,061	3.664		08/01/33	33,262
(12M USD LIBOR + 1.645%)
11,717	3.930		12/01/33	11,766
(1 year CMT + 2.300%)
360	4.510		04/01/34	367
(12M USD LIBOR + 1.670%)
4,753	3.920		11/01/34	4,802
(1 year CMT + 2.194%)
5,619	4.329		02/01/35	5,712

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.620%)
$12,678	4.050%	03/01/35	$ 12,704
(12M USD LIBOR + 1.810%)
6,391	4.542	04/01/35	6,424
(12M USD LIBOR + 2.199%)
13,124	4.927	05/01/35	13,308
(COF + 1.300%)
1,876	3.810	11/01/35	1,825
(COF + 1.256%)
6,723	4.130	12/01/37	6,619
(12M MTA + 1.150%)
1,522	4.894	01/01/38	1,509
(12M MTA + 1.175%)
3,124	4.919	11/01/40	3,092

			159,017

Adjustable Rate GNMA(b) –0.1%
(1 year CMT + 1.500%)
4	2.625	07/20/23	4
30	2.625	08/20/23	30
165	2.625	09/20/23	165
269	3.625	03/20/24	266
2,854	2.875	04/20/24	2,828
386	2.875	05/20/24	382
3,425	2.875	06/20/24	3,388
837	3.000	06/20/24	828
1,032	2.625	07/20/24	1,017
1,672	3.000	07/20/24	1,649
2,384	2.625	08/20/24	2,346
1,492	3.000	08/20/24	1,471
1,270	2.625	09/20/24	1,248
1,666	3.000	11/20/24	1,636
645	3.000	12/20/24	633
1,606	3.500	12/20/24	1,580
1,035	3.625	01/20/25	1,018
864	3.625	02/20/25	849
3,368	3.000	05/20/25	3,311
3,844	3.000	07/20/25	3,765
1,903	3.625	02/20/26	1,860
93	2.625	07/20/26	90
5,437	3.625	01/20/27	5,301
1,492	3.625	02/20/27	1,454
17,969	2.875	04/20/27	17,552
1,952	2.875	05/20/27	1,906
3,197	2.875	06/20/27	3,123
1,004	2.750	11/20/27	969
2,919	2.750	12/20/27	2,816
6,802	3.625	01/20/28	6,626
2,350	3.625	02/20/28	2,289
2,234	3.625	03/20/28	2,176
12,742	2.625	07/20/29	12,325
5,220	2.625	08/20/29	5,050
1,260	2.625	09/20/29	1,219
6,567	2.750	10/20/29	6,335
8,847	2.750	11/20/29	8,535
1,765	2.750	12/20/29	1,702
2,735	3.625	01/20/30	2,666
776	3.625	02/20/30	757

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 year CMT + 1.500%) – (continued)
$5,451	3.625%	03/20/30	$ 5,315
7,197	2.875	04/20/30	7,046
11,618	2.875	05/20/30	11,376
10,415	3.000	05/20/30	10,217
2,428	2.875	06/20/30	2,377
17,578	3.000	07/20/30	17,143
3,710	3.000	09/20/30	3,619
6,589	2.750	10/20/30	6,360

			176,618

FHLMC – 8.1%
29,875	5.000	10/01/33	29,838
1,376	5.000	07/01/35	1,376
689	4.500	08/01/35	679
2,346	4.500	09/01/35	2,313
811	4.500	10/01/35	800
33,363	5.000	12/01/35	33,335
12,272	4.500	01/01/38	12,096
546	4.500	06/01/38	538
20,208	4.500	09/01/38	19,960
94	4.500	01/01/39	93
10,075	4.500	02/01/39	9,954
3,722	4.500	03/01/39	3,678
903	4.500	04/01/39	892
28,370	4.500	05/01/39	28,032
72,391	5.000	05/01/39	72,784
91,629	4.500	06/01/39	90,547
126,903	5.000	07/01/39	127,506
2,472	4.500	07/01/39	2,443
2,038	4.500	08/01/39	2,014
4,387	4.500	09/01/39	4,335
1,033	4.500	10/01/39	1,021
716	4.500	11/01/39	707
901	4.500	12/01/39	890
3,186	4.500	01/01/40	3,148
2,166	4.500	04/01/40	2,140
3,104	4.500	05/01/40	3,067
4,715	4.500	06/01/40	4,657
7,655	4.000	06/01/40	7,359
1,636	4.500	07/01/40	1,616
452	4.500	08/01/40	447
2,288	5.000	08/01/40	2,309
50,897	4.000	02/01/41	48,939
16,292	4.500	02/01/41	16,082
3,451	4.500	03/01/41	3,407
5,340	4.500	04/01/41	5,271
6,679	4.500	05/01/41	6,592
12,355	4.500	06/01/41	12,195
894	5.000	06/01/41	899
38,003	4.500	08/01/41	37,513
36,542	4.500	09/01/41	36,094
26,681	4.000	10/01/41	25,629
4,208	4.000	11/01/41	4,043
2,259	4.500	12/01/41	2,230
28,854	4.500	03/01/42	28,482
258,199	4.000	03/01/42	248,041
12,701	3.000	05/01/42	11,495
190,995	3.500	06/01/42	177,639

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$341,964	4.500%	06/01/42	$ 336,280
55,569	3.000	08/01/42	50,435
45,304	3.500	08/01/42	41,857
131,944	3.500	10/01/42	121,879
23,640	3.000	10/01/42	21,468
68,768	3.500	11/01/42	63,520
356,811	3.000	11/01/42	324,332
605,555	3.000	12/01/42	550,417
1,097,449	3.000	01/01/43	999,053
96,243	3.000	02/01/43	87,359
491,568	4.000	08/01/43	472,530
226,632	4.000	01/01/44	217,796
282,824	3.500	02/01/44	264,333
284,733	3.500	06/01/44	265,769
6,441	4.000	11/01/44	6,214
37,462	3.500	02/01/45	35,064
61,893	3.500	03/01/45	57,931
7,797	3.500	08/01/45	7,242
9,257	3.500	09/01/45	8,598
20,615	3.500	11/01/45	19,147
1,543,126	3.500	03/01/46	1,438,015
243,506	3.500	05/01/46	226,694
284,209	3.500	06/01/46	263,974
121,286	3.500	07/01/46	112,651
19,113	3.500	10/01/46	17,747
15,939	3.500	12/01/46	14,800
6,740,790	3.000	05/01/47	6,075,180
199,749	3.500	12/01/47	186,089
3,040,074	3.000	01/01/48	2,724,138
356,534	3.000	10/01/50	317,495
1,249,457	6.000	11/01/52	1,277,291

			17,740,423

FNMA – 8.6%
1,171	7.000	08/01/31	1,213
53,980	3.500	07/01/42	49,777
49,611	3.500	08/01/42	45,780
34,072	3.500	09/01/42	31,444
4,294	3.500	10/01/42	3,962
8,496	3.500	11/01/42	7,839
4,707	3.500	01/01/43	4,341
110,125	3.500	02/01/43	101,535
11,290	3.500	05/01/43	10,415
481,054	3.500	07/01/43	446,884
238,354	3.500	01/01/44	219,808
11,004	3.500	12/01/44	10,219
207,866	4.000	03/01/45	198,957
100,334	4.000	04/01/45	96,033
2,871,359	2.000	12/01/50	2,270,734
1,117,055	4.500	06/01/51	1,084,767
2,220,608	4.000	05/01/56	2,097,674
2,634,589	4.000	07/01/56	2,489,719
1,439,736	3.500	08/01/56	1,318,572
2,660,950	3.500	10/01/56	2,437,010
1,777,079	4.000	02/01/57	1,678,699
1,990,865	3.000	10/01/50	1,775,662
1,914,496	5.500	09/01/52	1,927,116

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$527,862	6.000%	12/01/52	$ 538,801

			18,846,961

GNMA – 31.6%
865	6.000	04/15/26	863
147	6.500	01/15/32	150
494	6.500	02/15/32	507
148,777	5.500	04/15/33	151,532
3,692	5.000	11/15/33	3,647
417	6.500	08/15/34	434
501	6.500	02/15/36	520
1,138	6.500	03/15/36	1,177
1,970	6.500	04/15/36	2,053
5,603	6.500	05/15/36	5,813
2,972	6.500	06/15/36	3,072
14,548	6.500	07/15/36	15,168
16,069	6.500	08/15/36	16,759
33,770	6.500	09/15/36	35,234
13,595	6.500	10/15/36	14,147
20,313	6.500	11/15/36	21,281
8,133	6.500	12/15/36	8,462
3,679	6.500	01/15/37	3,820
1,411	6.500	03/15/37	1,465
3,075	6.500	04/15/37	3,199
760	6.500	05/15/37	796
809	6.500	08/15/37	842
4,762	6.500	09/15/37	4,954
6,211	6.500	10/15/37	6,597
2,549	6.500	11/15/37	2,652
2,025	6.500	05/15/38	2,114
595	6.500	02/15/39	613
132,569	5.000	01/20/40	133,072
120,845	4.500	05/15/40	119,502
93,554	5.000	07/15/40	94,354
138,978	3.500	09/15/42	130,930
134,477	3.500	02/15/45	126,607
28,753	4.000	05/20/45	27,752
20,797	4.000	07/20/45	20,073
36,428	4.000	10/20/45	35,160
112,356	4.000	01/20/46	108,444
470,710	4.500	03/20/46	464,612
677,305	3.500	09/20/46	635,128
289,103	3.500	10/20/46	271,370
312,490	3.500	12/20/46	293,031
294,999	3.500	01/20/47	276,629
320,150	3.500	02/20/47	300,213
1,854,819	4.500	02/20/47	1,825,275
5,973	3.500	03/20/47	5,584
190,971	4.500	03/20/47	188,378
1,492,483	3.500	04/20/47	1,395,247
10,237	3.500	05/20/47	9,596
1,052,814	4.500	05/20/47	1,037,859
180,954	4.500	06/20/47	178,384
1,499,137	4.000	06/20/47	1,438,978
53,296	4.500	07/20/47	52,488
14,278	3.500	08/20/47	13,348
518,788	4.500	08/20/47	510,284
3,344	3.500	09/20/47	3,126

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$5,528	3.500%	10/20/47		$ 5,168
366,881	3.500	11/20/47		342,979
703,388	3.500	12/20/47		657,562
963,085	3.500	01/20/48		900,340
573,313	4.500	09/20/48		561,227
157,608	5.000	09/20/48		157,432
1,405,719	5.000	11/20/48		1,404,147
688,694	4.500	12/20/48		673,961
577,084	5.000	12/20/48		575,537
99,649	4.500	01/20/49		97,486
1,080,610	5.000	01/20/49		1,077,713
29,813	3.500	01/20/49		27,871
789,305	4.000	02/20/49		755,658
327,148	4.500	02/20/49		319,945
487,660	4.500	03/20/49		477,075
720,842	5.000	03/20/49		718,909
1,426,482	4.000	04/20/49		1,365,227
564,960	4.000	05/20/49		540,700
103,773	5.000	06/20/49		103,495
415,931	3.500	07/20/49		388,448
931,188	3.500	09/20/49		869,284
346,708	4.500	10/20/49		338,316
216,064	3.500	12/20/49		201,642
681,483	3.500	12/20/50		632,187
280,516	4.000	01/20/51		266,454
1,355,544	3.500	02/20/51		1,264,699
421,870	2.500	06/20/51		361,049
1,917,436	2.500	09/20/51		1,646,268
827,080	2.500	10/20/51		707,839
589,020	2.500	11/20/51		504,836
772,222	2.500	12/20/51		661,172
331,288	2.500	01/20/52		283,422
2,916,740	2.500	02/20/53		2,529,211
10,000,000	2.500	TBA-30yr	(f)	8,654,201
10,000,000	2.000	TBA-30yr	(f)	8,396,401
9,000,000	3.000	TBA-30yr	(f)	8,040,184
1,000,000	4.000	TBA-30yr	(f)	945,528
4,000,000	4.500	TBA-30yr	(f)	3,859,458
3,000,000	5.000	TBA-30yr	(f)	2,947,632
5,000,000	5.500	TBA-30yr	(f)	4,978,001

				69,241,959

UMBS – 42.2%
2,995,028	3.500	09/01/62		2,685,219
1	4.500	07/01/23		1
139	4.500	08/01/23		138
288	4.500	09/01/23		286
1,125,000	4.450	12/01/32		1,108,796
707,022	1.500	07/01/35		612,018
167,417	1.500	08/01/35		144,926
1,152,026	1.500	09/01/35		997,227
1,707,429	1.500	10/01/35		1,478,049
780,545	1.500	11/01/35		675,685
839,761	1.500	12/01/35		726,921
463,420	1.500	02/01/36		401,149
117,115	4.500	07/01/36		115,473
8,112	4.500	12/01/36		7,998
94,631	4.500	02/01/39		93,403

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$2,597	4.500%	03/01/39	$ 2,548
3,283	4.500	05/01/39	3,221
1,734	4.500	07/01/39	1,702
1,711	4.000	08/01/39	1,644
3,879	4.500	09/01/39	3,829
6,961	4.500	10/01/39	6,871
16,174	4.500	02/01/40	15,868
2,929	4.500	03/01/40	2,891
38,113	4.500	04/01/40	37,603
16,191	4.500	06/01/40	15,894
83,727	4.500	09/01/40	82,592
3,901	4.500	12/01/40	3,848
31,073	4.500	01/01/41	30,657
11,134	4.500	04/01/41	10,977
17,293	4.500	06/01/41	17,051
17,674	4.500	07/01/41	17,426
81,751	4.500	08/01/41	80,374
72,674	4.500	09/01/41	71,655
33,823	4.500	10/01/41	33,349
62,366	3.500	10/01/41	58,173
16,949	3.500	11/01/41	15,812
45,672	4.500	11/01/41	45,032
38,516	4.500	12/01/41	37,976
33,030	4.500	01/01/42	32,300
60,743	3.500	01/01/42	56,682
6,509	3.500	02/01/42	6,062
216,568	4.000	03/01/42	207,819
2,469	4.500	03/01/42	2,438
50,149	4.000	04/01/42	48,123
5,626	4.500	04/01/42	5,547
6,240	3.500	05/01/42	5,829
24,521	3.500	06/01/42	22,865
16,100	3.500	09/01/42	15,039
49,759	3.000	09/01/42	45,155
123,338	3.500	10/01/42	114,906
276,037	3.000	12/01/42	250,379
45,347	3.500	12/01/42	42,275
61,582	3.000	01/01/43	55,979
22,716	3.000	02/01/43	20,646
167,439	3.500	02/01/43	156,032
632,938	3.000	03/01/43	574,086
548,857	3.500	03/01/43	511,797
693,270	3.000	04/01/43	628,498
530,914	3.500	04/01/43	495,609
826,304	3.000	05/01/43	748,828
281,128	2.500	05/01/43	245,738
103,798	3.500	05/01/43	96,808
29,187	3.000	06/01/43	26,437
461,185	3.500	06/01/43	430,008
1,350,146	3.500	07/01/43	1,259,609
248,647	3.000	07/01/43	226,550
673,671	3.500	08/01/43	628,793
23,497	3.500	09/01/43	21,865
43,715	3.500	01/01/44	40,650
20,161	3.500	08/01/44	18,707
30,342	3.500	09/01/44	28,295
66,443	3.500	10/01/44	62,243
22,582	5.000	12/01/44	22,677

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$15,763	3.500%	01/01/45	$ 14,737
168,572	4.000	02/01/45	162,453
81,412	3.500	03/01/45	76,021
37,114	3.500	04/01/45	34,443
499,890	3.500	05/01/45	468,287
844,214	4.500	06/01/45	830,538
51,851	3.500	07/01/45	48,119
196,697	4.000	11/01/45	188,433
8,191	3.500	11/01/45	7,599
160,947	3.500	01/01/46	149,364
56,129	4.000	03/01/46	53,771
425,217	3.500	03/01/46	398,219
68,150	3.500	04/01/46	63,842
323,402	3.500	05/01/46	300,936
68,535	4.000	06/01/46	65,344
156,503	4.500	06/01/46	153,638
199,398	3.000	07/01/46	178,458
214,472	4.000	07/01/46	204,486
19,910	4.000	08/01/46	18,983
109,414	3.000	08/01/46	97,924
458,601	3.000	09/01/46	410,439
143,963	3.000	10/01/46	128,844
24,266	4.000	10/01/46	23,136
590,869	3.000	11/01/46	528,817
265,405	3.000	12/01/46	237,532
1,060,585	3.000	01/01/47	949,376
564,448	4.500	02/01/47	555,305
51,177	3.000	02/01/47	45,802
144,059	3.000	04/01/47	128,954
343,665	3.500	06/01/47	317,145
162,205	4.500	11/01/47	158,830
5,345	4.500	02/01/48	5,233
282,852	4.500	05/01/48	277,568
432,082	3.500	06/01/48	398,750
240,180	4.500	07/01/48	234,432
856,546	4.500	08/01/48	836,046
347,891	4.500	09/01/48	339,565
6,895	4.500	10/01/48	6,767
1,306,228	5.000	11/01/48	1,308,458
582,161	4.500	11/01/48	568,045
297,036	4.500	12/01/48	289,278
342,805	4.500	02/01/49	333,859
4,033	4.500	05/01/49	3,931
707,635	3.500	07/01/49	656,098
477,096	3.500	08/01/49	442,200
1,767,118	3.000	09/01/49	1,580,804
5,482	4.500	11/01/49	5,343
393,295	4.500	01/01/50	383,398
59,014	4.500	02/01/50	57,478
649,050	3.000	03/01/50	576,369
4,200,313	4.500	03/01/50	4,099,122
450,490	4.500	04/01/50	437,914
445,295	4.500	09/01/50	433,997
3,687,861	2.500	09/01/50	3,172,173
3,945,786	2.000	10/01/50	3,231,968
3,936,606	2.000	12/01/50	3,223,960
4,737,852	2.000	02/01/51	3,878,251
11,880,553	2.000	05/01/51	9,711,179

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$8,312,939	2.500%	05/01/51		$ 7,086,790
8,588,692	2.500	07/01/51		7,343,913
1,790,788	2.500	09/01/51		1,531,421
4,813,129	2.000	11/01/51		3,926,523
5,375,293	2.500	12/01/51		4,588,319
31,937	2.000	02/01/52		26,179
936,067	5.000	07/01/52		923,916
933,801	6.000	11/01/52		944,706
1,086,925	6.000	12/01/52		1,109,450
5,000,000	4.500	TBA-30yr	(f)	4,804,689

				92,577,423

UMBS, 30 Year, Single Family(f) – 11.6%
5,000,000	5.500	TBA-30yr		4,975,972
2,000,000	2.500	TBA-30yr		1,694,922
23,000,000	2.000	TBA-30yr		18,742,387

				25,413,281

TOTAL FEDERAL AGENCIES				$224,196,345

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $274,807,968)				$260,640,364

Asset-Backed Securities(c) – 12.7%
Automotive – 0.7%
GM Financial Consumer Automobile Receivables Trust 2023-1 ,Class A2A
$400,000	5.190%	03/16/26		$ 398,446
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(e)
400,000	5.340	06/15/28		397,697
Nissan Auto Receivables Owner Narot 2023 A, Class A2a
200,000	5.340	02/17/26		199,260
World Omni Auto Receivables Trust Woart 2023 B, Class A2a
600,000	5.250	11/16/26		596,765

				1,592,168

Collateralized Loan Obligations(b)(e) – 9.3%
Apidos CLO XXXV Series 2021-35A, Class D (3M USD LIBOR + 2.650%)
750,000	7.900	04/20/34		685,745
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	6.400	05/17/31		788,738
Benefit Street Partners CLO XXX Ltd. Series 2023-30A, Class A (TSFR3M + 2.100%)
1,200,000	6.805	04/25/36		1,204,291
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,750,000	6.430	07/20/34		2,708,821
Elmwood CLO Ltd. Series 2023-1A, Class A (TSFR3M + 1.800%)
900,000	6.578	04/17/36		898,747

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(b)(e) – (continued)
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
$3,650,000	6.455%	07/25/34	$ 3,555,345
PARK BLUE CLO Ltd. Series 2023-3A, Class A1 (TSFR3M + 2.000%)
2,300,000	6.957	04/20/36	2,282,711
Pikes Peak CLO 3 Series 2019-3A, Class ARR (3M USD LIBOR + 1.200%)
600,000	6.455	10/25/34	586,954
Pikes Peak CLO Series 2023-12A, Class A (TSFR3M + 2.100%)
1,200,000	7.037	04/20/36	1,204,511
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (3M USD LIBOR + 1.200%)
2,250,000	6.450	07/20/34	2,205,002
TCW CLO Ltd. Series 2022-1A, Class A1 (TSFR3M + 1.340%)
1,000,000	6.411	04/22/33	981,133
TCW CLO Ltd. Series 2023-1A, Class A1N (TSFR3M + 2.070%)
700,000	6.861	04/28/36	699,268
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
1,641,199	6.393	10/22/29	1,630,325
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	6.623	07/28/32	911,242

			20,342,833

Credit Card – 0.8%
Barclays Dryrock Issuance Trust Drock 2023 1 A
1,200,000	4.720	02/15/29	1,183,313
Discover Card Execution Note Trust Dcent 2023 A1, Class A
600,000	4.310	03/15/28	586,816

			1,770,129

Student Loan(b) –1.9%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
114,234	5.850	12/26/35	111,376
ECMC Group Student Loan Trust Series 2017-1A, Class A(e) (1M USD LIBOR + 1.200%)
1,262,325	6.350	12/27/66	1,247,426
Goal Capital Funding Trust Series 2010-1, Class A(e) (3M USD LIBOR + 0.700%)
382,474	6.096	08/25/48	373,272
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
350,513	6.155	07/25/45	350,519
PHEAA Student Loan Trust Series 2014-3A, Class A(e) (1M USD LIBOR + 0.590%)
1,793,892	5.740	08/25/40	1,743,701

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1M USD LIBOR + 1.150%)
$408,221	6.300%	09/25/65	$ 401,945

			4,228,239

TOTAL ASSET-BACKED SECURITIES (Cost $28,285,200)			$ 27,933,369

U.S. Treasury Obligations(g) –0.1%
United States Treasury Notes
$271,000	1.250%	03/31/28	$ 237,125
(Cost $270,378)

TOTAL INVESTMENTS – 131.8% (Cost $303,363,546)			$288,810,858

LIABILITIES IN EXCESS OF OTHER ASSETS – (31.8)%			(69,730,503)

NET ASSETS – 100.0%			$219,080,355

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $68,039,375 which represents approximately 31.1% of net assets as of June 30, 2023.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA
(Proceeds Receivable: $(2,779,219))	3.500%	TBA-30yr	07/20/23	$(3,000,000)	$(2,768,186)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	15	09/20/23	$1,683,984	$(575)
2 Year U.S. Treasury Notes	9	09/29/23	1,830,094	(347)
5 Year U.S. Treasury Notes	28	09/29/23	2,998,625	(1,315)

Total				$(2,237)

Short position contracts:
10 Year U.S. Treasury Notes	(26)	09/20/23	(3,079,375)	19,374
20 Year U.S. Treasury Bonds	(7)	09/20/23	(888,344)	(2,177)
Ultra Long U.S. Treasury Bonds	(28)	09/20/23	(3,814,125)	21,254

Total				$38,451

TOTAL FUTURES CONTRACTS				$36,214

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.270%(b)	12M SOFR(b)	05/14/25	$5,900	$60,584	$35,172	$25,412
12M SOFR(c)	3.423%(c)	03/31/30	4,060	(56,826)	(22)	(56,804)
2.680(c)	12M SOFR(c)	07/28/32	2,850	50,263	35,545	14,718
12M SOFR(c)	2.910(c)	07/28/37	7,000	(92,486)	(105,872)	13,386
12M SOFR(c)	2.720(c)	08/11/37	4,250	(83,213)	(71,580)	(11,633)
12M SOFR(c)	3.391(c)	05/10/38	2,860	6,338	(843)	7,181
2.080(c)	12M SOFR(c)	07/28/47	5,750	81,698	96,352	(14,654)
2.170(c)	12M SOFR(c)	08/11/52	2,090	92,435	58,950	33,485
2.564(c)	12M SOFR(c)	05/11/53	2,290	(13,091)	710	(13,801)

TOTAL				$45,702	$48,412	$(2,710)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made annually.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025%	05/10/2024	(4,650,000)	$(4,650,000)	$(7,548)	$(28,877)	$21,329
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(2,350,000)	(2,350,000)	(3,544)	(14,981)	11,437
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(2,350,000)	(2,350,000)	(3,457)	(15,275)	11,818

				(9,350,000)	$(9,350,000)	$(14,549)	$(59,133)	$44,584

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(4,650,000)	(4,650,000)	(66,008)	(28,877)	(37,131)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(2,350,000)	(2,350,000)	(34,959)	(14,981)	(19,978)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(2,350,000)	(2,350,000)	(35,460)	(15,275)	(20,185)

				(9,350,000)	$(9,350,000)	$(136,427)	$(59,133)	$(77,294)

Total written option contracts				(18,700,000)	$(18,700,000)	$(150,976)	$(118,266)	$(32,710)

TOTAL				(18,700,000)	$(18,700,000)	$(150,976)	$(118,266)	$(32,710)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only Stripped Security
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2023:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$417,939,994	$7,428,309
Corporate Obligations	—	113,763,227	—
Investment Company	42,960,752	—	—
Short-term Investments	—	3,005,563	—

Total	$42,960,752	$534,708,784	$7,428,309

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,504,419	$—
Futures Contracts(a)	148,471	—	—
Interest Rate Swap Contracts(a)	—	1,706,504	—
Credit Default Swap Contracts(a)	—	485,475	—
Purchased Option Contracts	—	1,071,530	—

Total	$148,471	$6,767,928	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(a)	$—	$(371,161)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(1,306,799)	—
Futures Contracts(a)	(912,445)	—	—
Interest Rate Swap Contracts(a)	—	(946,885)	—
Written Option Contracts	—	(798,464)	—

Total	$(912,445)	$(3,423,309)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,449,245,755	$—
Bank Loans	—	81,264,040	189,185
Common Stock and/or Other Equity Investments(b)
Europe	59,767	4,881,193	—
North America	4,582,673	1,182,518	—
Rights	—	230,381	—
Warrants	—	4,061	110,304
Exchange Traded Funds	16,117,753	—	—
Investment Company	68,315,072	—	—
Short-term Investments	—	7,856,244	—

Total	$89,075,265	$1,544,664,192	$299,489

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$259,290	$—
Futures Contracts(a)	225,553	—	—
Interest Rate Swap Contracts(a)	—	184,259	—
Credit Default Swap Contracts(a)	—	516,481	—
Purchased Option Contracts	—	638,618	—

Total	$225,553	$1,598,648	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(151,186)	$—
Futures Contracts(a)	(1,509,529)	—	—
Interest Rate Swap Contracts(a)	—	(267,270)	—
Written Option Contracts	—	(362,646)	—

Total	$(1,509,529)	$(781,102)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1		Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—		$1,809,597,200	$25,269,942
Corporate Obligations	—		118,760,249	—
Asset-Backed Securities	—		28,046,125	—
Securities Lending Reinvestment Vehicle	21,406,752		—	—
Common Stock and/or Other Equity Investments(b)
Europe	—		3,644,189	—
North America	793,777		1,173,543	3,255
Warrants	—		—	152,304
Exchange Traded Funds	35,622,956		—	—
Investment Company	24,548,017		—	—

Total	$82,371,502		$1,961,221,306	$25,425,501

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—		$449,716	$—
Futures Contracts	1,423,900		—	—

Total	$1,423,900		$449,716	$—

Liabilities(a)
Futures Contracts		$(45,771)	$—	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1		Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—		$584,973,484	$—
Sovereign Debt Obligations	—		14,871,119	—
Municipal Debt Obligations	—		4,140,911	—
Exchange Traded Funds	21,902,058		—	—

Total	$21,902,058		$603,985,514	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—		$29,203	$—
Futures Contracts(a)	1,369,086		—	—
Interest Rate Swap Contracts(a)	—		370,250	—
Credit Default Swap Contracts(a)	—		1,487,353	—
Purchased Option Contracts	—		248,771	—

Total	$1,369,086		$2,135,577	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(a)	$—	$(12,108)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(75,920)	—
Futures Contracts(a)	(522,138)	—	—
Interest Rate Swap Contracts(a)	—	(252,720)	—
Written Option Contracts	—	(546,745)	—

Total	$(522,138)	$(887,493)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$51,219,562	$697,265
Structured Notes	—	1,534,615	—
Corporate Obligations	—	681,058	—
Foreign Debt Obligations	—	145,971	—
U.S. Treasury Obligations	107,100	—	—
Investment Company	8,864,993	—	—

Total	$8,972,093	$53,581,206	$697,265

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,020,493	$—
Futures Contracts(a)	717	—	—
Interest Rate Swap Contracts(a)	—	461,833	—
Purchased Option Contracts	—	110,458	—

Total	$717	$1,592,784	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,300,687)	$—
Futures Contracts(a)	(24,417)	—	—
Interest Rate Swap Contracts(a)	—	(256,961)	—
Written Option Contracts	—	(101,808)	—

Total	$(24,417)	$(1,659,456)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$260,640,364	$—
Asset-Backed Securities	—	27,933,369	—
U.S. Treasury Obligations	237,125	—	—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,768,186)	$—

Derivative Type

Assets(a)
Futures Contracts	$40,628	$—	$—
Interest Rate Swap Contracts	—	94,182	—

Total	$40,628	$94,182	$—

Liabilities
Futures Contracts(a)	$(4,414)	$—	$—
Interest Rate Swap Contracts(a)	—	(96,892)	—
Written Option Contracts	—	(150,976)	—

Total	$(4,414)	$(247,868)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.